MML Conservative Allocation Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 39.7%
MML Blue Chip Growth Fund, Initial Class (a)	820,093	$11,514,099
MML Equity Income Fund, Initial Class (a)	1,179,563	10,568,881
MML Focused Equity Fund, Class II (a)	2,105,637	13,728,751
MML Foreign Fund, Initial Class (a)	607,462	5,248,472
MML Fundamental Equity Fund, Class II (a)	751,988	6,910,771
MML Fundamental Value Fund, Class II (a)	823,527	9,132,920
MML Global Fund, Class I (a)	1,385,103	5,304,944
MML Income & Growth Fund, Initial Class (a)	354,077	3,246,886
MML International Equity Fund, Class II (a)	1,515,029	14,014,015
MML Large Cap Growth Fund, Initial Class (a)	642,231	7,822,368
MML Mid Cap Growth Fund, Initial Class (a)	678,926	6,531,273
MML Mid Cap Value Fund, Initial Class (a)	772,014	5,527,623
MML Small Cap Growth Equity Fund, Initial Class (a)	41,626	362,759
MML Small Company Value Fund, Class II (a)	383,661	2,854,437
MML Small/Mid Cap Value Fund, Initial Class (a)	184,294	1,439,336
MML Strategic Emerging Markets Fund, Class II (a)	470,091	2,336,354
		106,543,889
Fixed Income Funds — 60.4%
Invesco V.I. Global Strategic Income Fund, Series I (b)	1,402,918	5,639,730
MML Dynamic Bond Fund, Class II (a)	4,126,246	32,556,078
MML High Yield Fund, Class II (a)	96,502	775,874
MML Inflation-Protected and Income Fund, Initial Class (a)	874,809	7,269,666
MML Managed Bond Fund, Initial Class (a)	5,143,434	51,992,276
MML Short-Duration Bond Fund, Class II (a)	1,664,644	14,399,170
MML Total Return Bond Fund, Class II (a)	5,451,350	45,736,824
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	517,898	3,682,254
		162,051,872

TOTAL MUTUAL FUNDS (Cost $321,456,075)		268,595,761

TOTAL LONG-TERM INVESTMENTS (Cost $321,456,075)		268,595,761

TOTAL INVESTMENTS — 100.1% (Cost $321,456,075) (c)		268,595,761

Other Assets/(Liabilities) — (0.1)%		(271,882)

NET ASSETS — 100.0%		$268,323,879

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Balanced Allocation Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 49.7%
MML Blue Chip Growth Fund, Initial Class (a)	1,102,036	$15,472,586
MML Equity Income Fund, Initial Class (a)	1,578,658	14,144,778
MML Focused Equity Fund, Class II (a)	4,006,123	26,119,923
MML Foreign Fund, Initial Class (a)	823,402	7,114,195
MML Fundamental Equity Fund, Class II (a)	1,130,305	10,387,506
MML Fundamental Value Fund, Class II (a)	1,034,890	11,476,929
MML Global Fund, Class I (a)	2,139,866	8,195,687
MML Income & Growth Fund, Initial Class (a)	847,816	7,774,470
MML International Equity Fund, Class II (a)	2,239,313	20,713,646
MML Large Cap Growth Fund, Initial Class (a)	921,620	11,225,333
MML Mid Cap Growth Fund, Initial Class (a)	854,134	8,216,773
MML Mid Cap Value Fund, Initial Class (a)	1,159,325	8,300,765
MML Small Cap Growth Equity Fund, Initial Class (a)	76,215	664,191
MML Small Company Value Fund, Class II (a)	457,605	3,404,584
MML Small/Mid Cap Value Fund, Initial Class (a)	255,989	1,999,274
MML Strategic Emerging Markets Fund, Class II (a)	636,861	3,165,200
		158,375,840
Fixed Income Funds — 50.4%
Invesco V.I. Global Strategic Income Fund, Series I (b)	1,404,007	5,644,107
MML Dynamic Bond Fund, Class II (a)	4,061,115	32,042,201
MML High Yield Fund, Class II (a)	100,224	805,799
MML Inflation-Protected and Income Fund, Initial Class (a)	1,021,599	8,489,485
MML Managed Bond Fund, Initial Class (a)	5,118,711	51,742,358
MML Short-Duration Bond Fund, Class II (a)	1,507,648	13,041,154
MML Total Return Bond Fund, Class II (a)	5,390,738	45,228,296
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	532,440	3,785,652
		160,779,052

TOTAL MUTUAL FUNDS (Cost $373,681,896)		319,154,892

TOTAL LONG-TERM INVESTMENTS (Cost $373,681,896)		319,154,892

TOTAL INVESTMENTS — 100.1% (Cost $373,681,896) (c)		319,154,892

Other Assets/(Liabilities) — (0.1)%		(326,400)

NET ASSETS — 100.0%		$318,828,492

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Moderate Allocation Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 59.8%
MML Blue Chip Growth Fund, Initial Class (a)	4,643,208	$65,190,634
MML Equity Income Fund, Initial Class (a)	6,219,833	55,729,707
MML Focused Equity Fund, Class II (a)	15,793,995	102,976,849
MML Foreign Fund, Initial Class (a)	3,433,400	29,664,575
MML Fundamental Equity Fund, Class II (a)	4,759,328	43,738,225
MML Fundamental Value Fund, Class II (a)	5,229,367	57,993,678
MML Global Fund, Class I (a)	8,614,785	32,994,628
MML Income & Growth Fund, Initial Class (a)	3,145,553	28,844,717
MML International Equity Fund, Class II (a)	9,447,309	87,387,606
MML Large Cap Growth Fund, Initial Class (a)	4,303,462	52,416,165
MML Mid Cap Growth Fund, Initial Class (a)	4,126,141	39,693,477
MML Mid Cap Value Fund, Initial Class (a)	4,229,019	30,279,776
MML Small Cap Growth Equity Fund, Initial Class (a)	952,394	8,299,836
MML Small Company Value Fund, Class II (a)	2,280,759	16,968,845
MML Small/Mid Cap Value Fund, Initial Class (a)	1,252,395	9,781,209
MML Strategic Emerging Markets Fund, Class II (a)	2,640,883	13,125,188
		675,085,115
Fixed Income Funds — 40.3%
Invesco V.I. Global Strategic Income Fund, Series I (b)	3,404,001	13,684,084
MML Dynamic Bond Fund, Class II (a)	11,559,320	91,203,034
MML High Yield Fund, Class II (a)	368,994	2,966,710
MML Inflation-Protected and Income Fund, Initial Class (a)	2,381,519	19,790,421
MML Managed Bond Fund, Initial Class (a)	14,363,088	145,188,916
MML Short-Duration Bond Fund, Class II (a)	4,807,049	41,580,974
MML Total Return Bond Fund, Class II (a)	15,242,945	127,888,312
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,709,609	12,155,318
		454,457,769

TOTAL MUTUAL FUNDS (Cost $1,334,367,840)		1,129,542,884

TOTAL LONG-TERM INVESTMENTS (Cost $1,334,367,840)		1,129,542,884

TOTAL INVESTMENTS — 100.1% (Cost $1,334,367,840) (c)		1,129,542,884

Other Assets/(Liabilities) — (0.1)%		(1,009,050)

NET ASSETS — 100.0%		$1,128,533,834

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Growth Allocation Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 74.8%
MML Blue Chip Growth Fund, Initial Class (a)	4,829,977	$67,812,884
MML Equity Income Fund, Initial Class (a)	5,802,608	51,991,366
MML Focused Equity Fund, Class II (a)	14,460,523	94,282,607
MML Foreign Fund, Initial Class (a)	3,219,515	27,816,608
MML Fundamental Equity Fund, Class II (a)	5,237,593	48,133,484
MML Fundamental Value Fund, Class II (a)	4,545,546	50,410,110
MML Global Fund, Class I (a)	8,363,527	32,032,309
MML Income & Growth Fund, Initial Class (a)	4,528,959	41,530,551
MML International Equity Fund, Class II (a)	8,825,004	81,631,287
MML Large Cap Growth Fund, Initial Class (a)	4,241,035	51,655,809
MML Mid Cap Growth Fund, Initial Class (a)	3,797,006	36,527,199
MML Mid Cap Value Fund, Initial Class (a)	4,190,292	30,002,489
MML Small Cap Growth Equity Fund, Initial Class (a)	859,870	7,493,522
MML Small Company Value Fund, Class II (a)	2,635,550	19,608,488
MML Small/Mid Cap Value Fund, Initial Class (a)	1,076,586	8,408,137
MML Strategic Emerging Markets Fund, Class II (a)	2,561,781	12,732,052
		662,068,902
Fixed Income Funds — 25.3%
Invesco V.I. Global Strategic Income Fund, Series I (b)	2,523,500	10,144,471
MML Dynamic Bond Fund, Class II (a)	5,457,710	43,061,333
MML High Yield Fund, Class II (a)	476,285	3,829,333
MML Inflation-Protected and Income Fund, Initial Class (a)	1,500,988	12,473,209
MML Managed Bond Fund, Initial Class (a)	6,832,126	69,062,374
MML Short-Duration Bond Fund, Class II (a)	2,476,333	21,420,278
MML Total Return Bond Fund, Class II (a)	6,778,684	56,873,160
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,061,223	7,545,295
		224,409,453

TOTAL MUTUAL FUNDS (Cost $1,038,574,695)		886,478,355

TOTAL LONG-TERM INVESTMENTS (Cost $1,038,574,695)		886,478,355

TOTAL INVESTMENTS — 100.1% (Cost $1,038,574,695) (c)		886,478,355

Other Assets/(Liabilities) — (0.1)%		(681,981)

NET ASSETS — 100.0%		$885,796,374

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Aggressive Allocation Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 90.1%
MML Blue Chip Growth Fund, Initial Class (a)	837,634	$11,760,375
MML Equity Income Fund, Initial Class (a)	938,834	8,411,956
MML Focused Equity Fund, Class II (a)	2,508,741	16,356,990
MML Foreign Fund, Initial Class (a)	490,225	4,235,548
MML Fundamental Equity Fund, Class II (a)	784,383	7,208,484
MML Fundamental Value Fund, Class II (a)	733,968	8,139,700
MML Global Fund, Class I (a)	1,300,770	4,981,949
MML Income & Growth Fund, Initial Class (a)	467,220	4,284,404
MML International Equity Fund, Class II (a)	1,465,757	13,558,249
MML Large Cap Growth Fund, Initial Class (a)	746,641	9,094,082
MML Mid Cap Growth Fund, Initial Class (a)	725,051	6,974,994
MML Mid Cap Value Fund, Initial Class (a)	730,667	5,231,573
MML Small Cap Growth Equity Fund, Initial Class (a)	167,709	1,461,535
MML Small Company Value Fund, Class II (a)	401,000	2,983,443
MML Small/Mid Cap Value Fund, Initial Class (a)	161,559	1,261,775
MML Strategic Emerging Markets Fund, Class II (a)	354,757	1,763,143
		107,708,200
Fixed Income Funds — 10.0%
Invesco V.I. Global Strategic Income Fund, Series I (b)	242,718	975,727
MML Dynamic Bond Fund, Class II (a)	263,864	2,081,884
MML High Yield Fund, Class II (a)	19,757	158,846
MML Inflation-Protected and Income Fund, Initial Class (a)	22,804	189,501
MML Managed Bond Fund, Initial Class (a)	350,952	3,547,594
MML Short-Duration Bond Fund, Class II (a)	241,295	2,087,198
MML Total Return Bond Fund, Class II (a)	249,505	2,093,350
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	106,830	759,558
		11,893,658

TOTAL MUTUAL FUNDS (Cost $141,714,960)		119,601,858

TOTAL LONG-TERM INVESTMENTS (Cost $141,714,960)		119,601,858

TOTAL INVESTMENTS — 100.1% (Cost $141,714,960) (c)		119,601,858

Other Assets/(Liabilities) — (0.1)%		(129,538)

NET ASSETS — 100.0%		$119,472,320

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Growth Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 100.1%
American Funds Insurance Series Growth Fund, Class 1	2,533,436	$220,510,310

TOTAL MUTUAL FUNDS (Cost $219,176,993)		220,510,310

TOTAL INVESTMENTS — 100.1% (Cost $219,176,993) (a)		220,510,310

Other Assets/(Liabilities) — (0.1)%		(284,343)

NET ASSETS — 100.0%		$220,225,967

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Core Allocation Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 65.0%
American Funds Insurance Series® Growth-Income Fund, Class 1	3,229,590	$171,135,974
American Funds Insurance Series® International Fund, Class 1	4,658,107	75,042,105
American Funds Insurance Series® Washington Mutual Investors Fund, Class 1	13,064,273	172,709,683
		418,887,762
Fixed Income Funds — 35.1%
American Funds Insurance Series® The Bond Fund Of America, Class 1	24,529,809	226,164,842

TOTAL MUTUAL FUNDS (Cost $680,115,321)		645,052,604

TOTAL LONG-TERM INVESTMENTS (Cost $680,115,321)		645,052,604

TOTAL INVESTMENTS — 100.1% (Cost $680,115,321) (a)		645,052,604

Other Assets/(Liabilities) — (0.1)%		(812,592)

NET ASSETS — 100.0%		$644,240,012

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML Blue Chip Growth Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.0%
Basic Materials — 0.9%
Chemicals — 0.9%
Linde PLC (LIN US)	5,326	$1,983,136
Sherwin-Williams Co.	7,180	1,831,259
		3,814,395
Communications — 25.4%
Internet — 24.4%
Alphabet, Inc. Class A (a)	49,062	6,420,253
Alphabet, Inc. Class C (a)	216,556	28,552,908
Amazon.com, Inc. (a)	249,764	31,750,000
Booking Holdings, Inc. (a)	1,251	3,858,021
DoorDash, Inc., Class A (a)	12,349	981,375
Meta Platforms, Inc. Class A (a)	67,499	20,263,875
Netflix, Inc. (a)	14,241	5,377,402
Sea Ltd. ADR (a)	21,962	965,230
Shopify, Inc. Class A (a)	39,340	2,146,784
		100,315,848
Telecommunications — 1.0%
T-Mobile US, Inc. (a)	29,731	4,163,827
		104,479,675
Consumer, Cyclical — 6.3%
Apparel — 0.3%
NIKE, Inc. Class B	12,402	1,185,879
Auto Manufacturers — 2.9%
Tesla, Inc. (a)	47,567	11,902,215
Retail — 3.1%
Carvana Co. (a)	21,500	902,570
Chipotle Mexican Grill, Inc. (a)	2,015	3,691,138
Dollar General Corp.	14,548	1,539,178
Lululemon Athletica, Inc. (a)	5,204	2,006,714
Ross Stores, Inc.	21,820	2,464,569
TJX Cos., Inc.	22,271	1,979,447
		12,583,616
		25,671,710

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 14.2%
Commercial Services — 1.0%
Adyen NV ADR (a)	87,050	$644,170
Affirm Holdings, Inc. (a) (b)	12,998	276,468
Ant Group Balance Owed 2023 (Acquired 8/14/23, Cost $280,322) (a) (c) (d) (e)	280,322	274,491
Cintas Corp.	1,599	769,135
S&P Global, Inc.	5,723	2,091,241
		4,055,505
Food — 0.3%
Mondelez International, Inc. Class A	17,800	1,235,320
Health Care – Products — 4.3%
Align Technology, Inc. (a)	1,374	419,510
Danaher Corp.	12,584	3,122,090
Intuitive Surgical, Inc. (a)	20,910	6,111,784
Stryker Corp.	8,770	2,396,578
Teleflex, Inc.	2,401	471,581
Thermo Fisher Scientific, Inc.	10,490	5,309,723
		17,831,266
Health Care – Services — 4.6%
Elevance Health, Inc.	3,750	1,632,825
Humana, Inc.	6,157	2,995,504
UnitedHealth Group, Inc.	28,739	14,489,916
		19,118,245
Pharmaceuticals — 4.0%
AstraZeneca PLC Sponsored ADR	16,019	1,084,807
Eli Lilly & Co.	23,835	12,802,493
Zoetis, Inc.	13,909	2,419,888
		16,307,188
		58,547,524
Energy — 0.4%
Oil & Gas Services — 0.4%
Schlumberger NV	26,600	1,550,780
Financial — 8.8%
Banks — 0.7%
Goldman Sachs Group, Inc.	3,194	1,033,483
Morgan Stanley	23,532	1,921,858
		2,955,341
Diversified Financial Services — 6.3%
Charles Schwab Corp.	25,797	1,416,255
Mastercard, Inc. Class A	28,675	11,352,719
Visa, Inc. Class A	57,899	13,317,349
		26,086,323

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 1.8%
Chubb Ltd.	21,299	$4,434,026
Marsh & McLennan Cos., Inc.	15,031	2,860,399
		7,294,425
		36,336,089
Industrial — 1.4%
Aerospace & Defense — 0.3%
TransDigm Group, Inc. (a)	1,186	999,952
Electronics — 0.2%
TE Connectivity Ltd.	5,983	739,080
Miscellaneous - Manufacturing — 0.5%
General Electric Co.	19,069	2,108,078
Transportation — 0.4%
Old Dominion Freight Line, Inc.	4,398	1,799,398
		5,646,508
Technology — 41.1%
Computers — 10.4%
Apple, Inc.	243,653	41,715,830
Crowdstrike Holdings, Inc. Class A (a)	3,918	655,795
Fortinet, Inc. (a)	7,159	420,090
		42,791,715
Semiconductors — 9.4%
Advanced Micro Devices, Inc. (a)	22,221	2,284,763
ASML Holding NV	7,145	4,205,976
Lam Research Corp.	1,170	733,321
Marvell Technology, Inc.	20,063	1,086,010
Monolithic Power Systems, Inc.	4,667	2,156,154
NVIDIA Corp.	59,162	25,734,878
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	15,369	1,335,566
Texas Instruments, Inc.	8,512	1,353,493
		38,890,161
Software — 21.3%
Atlassian Corp. Class A (a)	7,797	1,571,174
Bill Holdings, Inc. (a)	12,541	1,361,576
Canva, Inc. (Acquired 8/16/21-12/17/21, Cost $582,930) (a) (c) (d) (e)	342	364,798
Confluent, Inc. Class A (a)	18,846	558,030
Datadog, Inc. Class A (a)	7,682	699,753
Fiserv, Inc. (a)	7,763	876,909
Gusto, Inc. (Acquired 10/04/21, Cost $193,055) (a) (c) (d) (e)	6,706	103,138
Intuit, Inc.	10,003	5,110,933
Microsoft Corp.	173,890	54,905,768
MongoDB, Inc. (a)	6,530	2,258,466
MSCI, Inc.	1,042	534,629
Roper Technologies, Inc.	6,473	3,134,744
ServiceNow, Inc. (a)	16,369	9,149,616
Snowflake, Inc. Class A (a)	5,158	787,988
Synopsys, Inc. (a)	11,189	5,135,415

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Veeva Systems, Inc. Class A (a)	5,099	$1,037,392
		87,590,329
		169,272,205
Utilities — 0.5%
Electric — 0.5%
Constellation Energy Corp.	17,700	1,930,715

TOTAL COMMON STOCK (Cost $299,509,485)		407,249,601

PREFERRED STOCK — 0.2%
Technology — 0.2%
Software — 0.2%
Canva, Inc., Series A (Acquired 11/04/21-12/17/21, Cost $37,502) (a) (c) (d) (e)	22	23,467
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $3,408) (a) (c) (d) (e)	2	2,133
Databricks, Inc., Series G (Acquired 2/01/21, Cost $172,224) (a) (c) (d) (e)	2,913	214,106
Databricks, Inc., Series H (Acquired 8/31/21, Cost $542,974) (a) (c) (d) (e)	7,389	543,092
Gusto, Inc., Series E (Acquired 7/13/21, Cost $254,865) (a) (c) (d) (e)	8,385	128,961
		911,759

TOTAL PREFERRED STOCK (Cost $1,010,974)		911,759

TOTAL EQUITIES (Cost $300,520,459)		408,161,360

	Principal Amount
BONDS & NOTES — 0.2%
CORPORATE DEBT — 0.2%
Retail — 0.2%
Carvana Co.
12.000% 12/01/28 (f)	$217,000	170,414
13.000% 6/01/30 (f)	326,000	254,280
14.000% 6/01/31 (f)	385,000	301,340
		726,034

TOTAL CORPORATE DEBT (Cost $1,035,905)		726,034

TOTAL BONDS & NOTES (Cost $1,035,905)		726,034

TOTAL LONG-TERM INVESTMENTS (Cost $301,556,364)		408,887,394

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.3%

Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	105	$105

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (g)	$1,385,995	1,385,995

TOTAL SHORT-TERM INVESTMENTS (Cost $1,386,100)		1,386,100

TOTAL INVESTMENTS — 99.7% (Cost $302,942,464) (h)		410,273,494

Other Assets/(Liabilities) — 0.3%		1,200,032

NET ASSETS — 100.0%		$411,473,526

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $268,298 or 0.07% of net assets. The Fund received $274,100 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2023, these securities amounted to a value of $1,654,186 or 0.40% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Restricted security. Certain securities are restricted to resale. At September 30, 2023, these securities amounted to a value of $1,654,186 or 0.40% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $726,034 or 0.18% of net assets.
(g)	Maturity value of $1,386,180. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 2/28/26, and an aggregate market value, including accrued interest, of $1,413,789.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Income Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 98.2%
Basic Materials — 3.9%
Chemicals — 2.6%
CF Industries Holdings, Inc.	84,581	$7,251,975
International Flavors & Fragrances, Inc.	12,292	837,946
RPM International, Inc.	4,002	379,429
		8,469,350
Forest Products & Paper — 1.3%
International Paper Co.	125,798	4,462,055
		12,931,405
Communications — 4.8%
Internet — 0.2%
Meta Platforms, Inc. Class A (a)	2,189	657,159
Media — 3.6%
Comcast Corp. Class A	31,356	1,390,325
News Corp. Class A	308,469	6,187,888
News Corp. Class B	32,373	675,625
Walt Disney Co. (a)	45,785	3,710,874
		11,964,712
Telecommunications — 1.0%
AT&T, Inc.	29,946	449,789
Cisco Systems, Inc.	12,794	687,806
Verizon Communications, Inc.	62,374	2,021,541
		3,159,136
		15,781,007
Consumer, Cyclical — 6.1%
Airlines — 0.8%
Southwest Airlines Co.	102,421	2,772,536
Auto Manufacturers — 1.2%
Cummins, Inc.	4,500	1,028,070
Volkswagen AG ADR	258,884	2,966,811
		3,994,881
Lodging — 0.9%
Las Vegas Sands Corp.	62,010	2,842,538

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 2.5%
Best Buy Co., Inc.	20,000	$1,389,400
Dollar General Corp.	5,400	571,320
Kohl's Corp.	61,127	1,281,222
TJX Cos., Inc.	13,947	1,239,610
Walmart, Inc.	24,038	3,844,397
		8,325,949
Toys, Games & Hobbies — 0.7%
Mattel, Inc. (a)	102,190	2,251,246
		20,187,150
Consumer, Non-cyclical — 23.7%
Agriculture — 1.9%
Philip Morris International, Inc.	66,256	6,133,980
Beverages — 0.4%
Constellation Brands, Inc. Class A	5,719	1,437,356
Biotechnology — 0.3%
Biogen, Inc. (a)	4,200	1,079,442
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	26,100	1,855,971
Kenvue, Inc.	153,261	3,077,481
		4,933,452
Food — 2.2%
Conagra Brands, Inc.	148,876	4,082,180
Mondelez International, Inc. Class A	7,200	499,680
Tyson Foods, Inc. Class A	56,080	2,831,479
		7,413,339
Health Care – Products — 2.6%
GE HealthCare Technologies, Inc. (a)	26,264	1,787,003
Medtronic PLC	41,770	3,273,097
Zimmer Biomet Holdings, Inc.	32,631	3,661,851
		8,721,951
Health Care – Services — 2.7%
Centene Corp. (a)	10,044	691,831
Elevance Health, Inc.	17,664	7,691,259
Humana, Inc.	1,000	486,520
		8,869,610
Household Products & Wares — 1.1%
Kimberly-Clark Corp.	28,508	3,445,192
Pharmaceuticals — 11.0%
AbbVie, Inc.	21,670	3,230,130
AstraZeneca PLC Sponsored ADR	31,561	2,137,311
Becton Dickinson & Co.	27,098	7,005,646
Cardinal Health, Inc.	6,018	522,483
Cigna Group	13,251	3,790,714

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CVS Health Corp.	54,658	$3,816,221
Johnson & Johnson	28,469	4,434,047
Merck & Co., Inc.	30,053	3,093,956
Pfizer, Inc.	99,059	3,285,787
Sanofi	23,225	2,492,093
Sanofi ADR	6,897	369,955
Viatris, Inc.	207,100	2,042,006
		36,220,349
		78,254,671
Energy — 9.6%
Oil & Gas — 8.3%
Chevron Corp.	7,586	1,279,151
EOG Resources, Inc.	26,280	3,331,253
EQT Corp.	35,000	1,420,300
Exxon Mobil Corp.	48,254	5,673,706
Hess Corp.	22,706	3,474,018
Suncor Energy, Inc. (b)	39,600	1,361,448
TotalEnergies SE	138,665	9,125,177
TotalEnergies SE Sponsored ADR	29,200	1,920,192
		27,585,245
Pipelines — 1.3%
Enbridge, Inc.	41,779	1,386,645
TC Energy Corp. (b)	54,428	1,872,867
Williams Cos., Inc.	29,600	997,224
		4,256,736
		31,841,981
Financial — 24.6%
Banks — 8.8%
Bank of America Corp.	55,239	1,512,444
Bank of New York Mellon Corp.	13,000	554,450
Citigroup, Inc.	34,040	1,400,065
Fifth Third Bancorp	138,337	3,504,076
Goldman Sachs Group, Inc.	2,981	964,562
Huntington Bancshares, Inc.	288,865	3,004,196
JP Morgan Chase & Co.	23,068	3,345,321
Morgan Stanley	17,929	1,464,262
PNC Financial Services Group, Inc.	3,289	403,791
State Street Corp.	5,196	347,924
US Bancorp	101,000	3,339,060
Wells Fargo & Co.	229,727	9,386,645
		29,226,796
Diversified Financial Services — 1.5%
Apollo Global Management, Inc.	12,400	1,113,024
Charles Schwab Corp.	70,568	3,874,183
		4,987,207
Insurance — 10.1%
American International Group, Inc.	136,368	8,263,901

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Chubb Ltd.	35,458	$7,381,646
Equitable Holdings, Inc.	196,736	5,585,335
Hartford Financial Services Group, Inc.	46,483	3,296,109
Loews Corp.	56,277	3,562,897
MetLife, Inc.	81,503	5,127,354
		33,217,242
Private Equity — 0.2%
Carlyle Group, Inc.	25,249	761,510
Real Estate Investment Trusts (REITS) — 4.0%
Equity Residential	79,808	4,685,528
Lamar Advertising Co. Class A	1,400	116,858
Rayonier, Inc.	89,301	2,541,507
Vornado Realty Trust	5,843	132,519
Welltower, Inc.	6,948	569,180
Weyerhaeuser Co.	170,559	5,229,339
		13,274,931
		81,467,686
Industrial — 10.8%
Aerospace & Defense — 2.9%
Boeing Co. (a)	22,788	4,368,004
L3 Harris Technologies, Inc.	30,441	5,300,387
		9,668,391
Electronics — 0.4%
TE Connectivity Ltd.	9,563	1,181,317
Environmental Controls — 0.5%
Stericycle, Inc. (a)	40,489	1,810,263
Hand & Machine Tools — 1.1%
Stanley Black & Decker, Inc.	43,700	3,652,446
Machinery – Diversified — 0.1%
Flowserve Corp.	8,373	332,994
Miscellaneous - Manufacturing — 3.6%
3M Co.	7,387	691,571
General Electric Co.	70,581	7,802,729
Siemens AG Sponsored ADR	46,859	3,348,076
		11,842,376
Transportation — 2.2%
Norfolk Southern Corp.	8,800	1,732,984
Union Pacific Corp.	8,200	1,669,766
United Parcel Service, Inc. Class B	24,620	3,837,520
		7,240,270
		35,728,057

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 8.4%
Computers — 0.5%
Accenture PLC Class A	5,459	$1,676,513
Semiconductors — 5.1%
Advanced Micro Devices, Inc. (a)	1,600	164,512
Applied Materials, Inc.	26,071	3,609,530
QUALCOMM, Inc.	71,811	7,975,330
Samsung Electronics Co. Ltd.	47,501	2,406,636
Texas Instruments, Inc.	17,660	2,808,117
		16,964,125
Software — 2.8%
Fiserv, Inc. (a)	32,894	3,715,706
Microsoft Corp.	16,990	5,364,593
		9,080,299
		27,720,937
Utilities — 6.3%
Electric — 6.2%
Ameren Corp.	17,696	1,324,192
Dominion Energy, Inc.	98,149	4,384,316
NextEra Energy, Inc.	37,187	2,130,443
PG&E Corp. (a)	31,053	500,885
Sempra	39,679	2,699,362
Southern Co.	146,671	9,492,547
		20,531,745
Gas — 0.1%
NiSource, Inc.	19,508	481,458
		21,013,203

TOTAL COMMON STOCK (Cost $278,242,786)		324,926,097

PREFERRED STOCK — 0.9%
Consumer, Cyclical — 0.7%
Auto Manufacturers — 0.7%
Dr Ing hc F Porsche AG 1.134% (c)	24,426	2,297,307
Utilities — 0.2%
Electric — 0.1%
NextEra Energy, Inc. Convertible 6.926% (b)	15,955	603,578
Gas — 0.1%
NiSource, Inc. 7.750% (b)	2,065	201,234
		804,812

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $3,318,154)		$3,102,119

TOTAL EQUITIES (Cost $281,560,940)		328,028,216

TOTAL LONG-TERM INVESTMENTS (Cost $281,560,940)		328,028,216

SHORT-TERM INVESTMENTS — 2.0%

Investment of Cash Collateral from Securities Loaned — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	4,094,037	4,094,037
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	104	104

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (e)	$2,491,817	2,491,817

TOTAL SHORT-TERM INVESTMENTS (Cost $6,585,958)		6,585,958

TOTAL INVESTMENTS — 101.1% (Cost $288,146,898) (f)		334,614,174

Other Assets/(Liabilities) — (1.1)%		(3,776,748)

NET ASSETS — 100.0%		$330,837,426

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $3,996,011 or 1.21% of net assets. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $2,297,307 or 0.69% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $2,492,150. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 2/28/26, and an aggregate market value, including accrued interest, of $2,541,671.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Index Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Basic Materials — 2.0%
Chemicals — 1.6%
Air Products & Chemicals, Inc.	3,602	$1,020,807
Albemarle Corp.	1,903	323,586
Celanese Corp.	1,622	203,594
CF Industries Holdings, Inc.	3,160	270,938
Dow, Inc.	11,368	586,134
DuPont de Nemours, Inc.	7,443	555,173
Eastman Chemical Co.	1,931	148,146
Ecolab, Inc.	4,102	694,879
FMC Corp.	2,027	135,748
International Flavors & Fragrances, Inc.	4,136	281,951
Linde PLC (LIN US)	7,890	2,937,842
LyondellBasell Industries NV Class A	4,114	389,596
Mosaic Co.	5,384	191,670
PPG Industries, Inc.	3,818	495,577
Sherwin-Williams Co.	3,806	970,720
		9,206,361
Forest Products & Paper — 0.0%
International Paper Co.	5,624	199,483
Iron & Steel — 0.2%
Nucor Corp.	4,022	628,840
Steel Dynamics, Inc.	2,518	269,980
		898,820
Mining — 0.2%
Freeport-McMoRan, Inc.	23,242	866,694
Newmont Corp.	12,887	476,175
		1,342,869
		11,647,533
Communications — 13.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	6,257	179,326
Omnicom Group, Inc.	3,234	240,868
		420,194
Internet — 10.4%
Airbnb, Inc. Class A (a)	6,894	945,926
Alphabet, Inc. Class A (a)	95,933	12,553,793
Alphabet, Inc. Class C (a)	81,605	10,759,619

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Amazon.com, Inc. (a)	146,887	$18,672,276
Booking Holdings, Inc. (a)	577	1,779,439
CDW Corp.	2,167	437,214
eBay, Inc.	8,670	382,260
Etsy, Inc. (a)	2,000	129,160
Expedia Group, Inc. (a)	2,229	229,743
F5, Inc. (a)	980	157,917
Gen Digital, Inc.	9,221	163,027
Match Group, Inc. (a)	4,514	176,836
Meta Platforms, Inc. Class A (a)	35,938	10,788,947
Netflix, Inc. (a)	7,165	2,705,504
Palo Alto Networks, Inc. (a)	4,948	1,160,009
VeriSign, Inc. (a)	1,468	297,314
		61,338,984
Media — 1.2%
Charter Communications, Inc. Class A (a)	1,646	723,944
Comcast Corp. Class A	66,549	2,950,783
FactSet Research Systems, Inc.	621	271,538
Fox Corp. Class A	4,102	127,982
Fox Corp. Class B	2,133	61,601
News Corp. Class A	6,108	122,527
News Corp. Class B	1,969	41,093
Paramount Global Class B	7,797	100,581
Walt Disney Co. (a)	29,628	2,401,349
Warner Bros Discovery, Inc. (a)	35,941	390,319
		7,191,717
Telecommunications — 1.8%
Arista Networks, Inc. (a)	4,049	744,733
AT&T, Inc.	115,596	1,736,252
Cisco Systems, Inc.	65,892	3,542,354
Corning, Inc.	12,407	378,041
Juniper Networks, Inc.	5,214	144,897
Motorola Solutions, Inc.	2,701	735,320
T-Mobile US, Inc. (a)	8,370	1,172,218
Verizon Communications, Inc.	67,977	2,203,135
		10,656,950
		79,607,845
Consumer, Cyclical — 9.0%
Airlines — 0.2%
Alaska Air Group, Inc. (a)	2,074	76,904
American Airlines Group, Inc. (a)	10,583	135,568
Delta Air Lines, Inc.	10,422	385,614
Southwest Airlines Co.	9,650	261,226
United Airlines Holdings, Inc. (a)	5,317	224,909
		1,084,221
Apparel — 0.4%
NIKE, Inc. Class B	19,809	1,894,136
Ralph Lauren Corp.	666	77,316
Tapestry, Inc.	3,757	108,014

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp.	5,352	$94,570
		2,174,036
Auto Manufacturers — 2.4%
Cummins, Inc.	2,296	524,544
Ford Motor Co.	63,725	791,464
General Motors Co.	22,248	733,517
PACCAR, Inc.	8,475	720,545
Tesla, Inc. (a)	44,650	11,172,323
		13,942,393
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	4,573	450,852
BorgWarner, Inc.	3,801	153,446
		604,298
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	13,913	599,511
Fastenal Co.	9,260	505,967
LKQ Corp.	4,326	214,180
Pool Corp.	633	225,411
W.W. Grainger, Inc.	724	500,892
		2,045,961
Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	3,488	161,669
Live Nation Entertainment, Inc. (a)	2,333	193,732
		355,401
Home Builders — 0.3%
DR Horton, Inc.	4,923	529,075
Lennar Corp. Class A	4,083	458,235
NVR, Inc. (a)	53	316,055
PulteGroup, Inc.	3,548	262,729
		1,566,094
Home Furnishing — 0.0%
Whirlpool Corp.	887	118,592
Leisure Time — 0.1%
Carnival Corp. (a)	16,286	223,444
Norwegian Cruise Line Holdings Ltd. (a) (b)	6,876	113,316
Royal Caribbean Cruises Ltd. (a)	3,811	351,146
		687,906
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	4,229	635,111
Las Vegas Sands Corp.	5,329	244,281
Marriott International, Inc. Class A	4,051	796,265
MGM Resorts International	4,539	166,854
Wynn Resorts Ltd.	1,566	144,714
		1,987,225

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 4.8%
AutoZone, Inc. (a)	294	$746,757
Bath & Body Works, Inc.	3,762	127,156
Best Buy Co., Inc.	3,155	219,178
CarMax, Inc. (a)	2,565	181,422
Chipotle Mexican Grill, Inc. (a)	447	818,828
Costco Wholesale Corp.	7,165	4,047,938
Darden Restaurants, Inc.	1,961	280,854
Dollar General Corp.	3,553	375,907
Dollar Tree, Inc. (a)	3,371	358,843
Domino's Pizza, Inc.	573	217,047
Genuine Parts Co.	2,278	328,898
Home Depot, Inc.	16,256	4,911,913
Lowe's Cos., Inc.	9,475	1,969,284
McDonald's Corp.	11,784	3,104,377
O'Reilly Automotive, Inc. (a)	977	887,956
Ross Stores, Inc.	5,508	622,129
Starbucks Corp.	18,521	1,690,412
Target Corp.	7,484	827,506
TJX Cos., Inc.	18,583	1,651,657
Tractor Supply Co.	1,759	357,165
Ulta Beauty, Inc. (a)	812	324,353
Walgreens Boots Alliance, Inc.	11,610	258,206
Walmart, Inc.	23,077	3,690,705
Yum! Brands, Inc.	4,542	567,478
		28,565,969
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,112	139,688
		53,271,784
Consumer, Non-cyclical — 19.7%
Agriculture — 0.7%
Altria Group, Inc.	28,695	1,206,625
Archer-Daniels-Midland Co.	8,668	653,741
Bunge Ltd.	2,442	264,346
Philip Morris International, Inc.	25,101	2,323,851
		4,448,563
Beverages — 1.6%
Brown-Forman Corp. Class B	2,965	171,051
Coca-Cola Co.	62,930	3,522,821
Constellation Brands, Inc. Class A	2,615	657,228
Keurig Dr Pepper, Inc.	16,267	513,549
Molson Coors Beverage Co. Class B	3,044	193,568
Monster Beverage Corp. (a)	12,026	636,777
PepsiCo, Inc.	22,259	3,771,565
		9,466,559
Biotechnology — 1.5%
Amgen, Inc.	8,649	2,324,505
Bio-Rad Laboratories, Inc. Class A (a)	346	124,024
Biogen, Inc. (a)	2,347	603,202
Corteva, Inc.	11,528	589,772

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gilead Sciences, Inc.	20,147	$1,509,816
Illumina, Inc. (a)	2,564	351,986
Incyte Corp. (a)	3,002	173,426
Moderna, Inc. (a)	5,316	549,090
Regeneron Pharmaceuticals, Inc. (a)	1,726	1,420,429
Vertex Pharmaceuticals, Inc. (a)	4,177	1,452,510
		9,098,760
Commercial Services — 1.7%
Automatic Data Processing, Inc.	6,662	1,602,744
Cintas Corp.	1,402	674,376
CoStar Group, Inc. (a)	6,625	509,396
Equifax, Inc.	1,989	364,345
FleetCor Technologies, Inc. (a)	1,197	305,642
Gartner, Inc. (a)	1,282	440,508
Global Payments, Inc.	4,204	485,100
MarketAxess Holdings, Inc.	611	130,534
Moody's Corp.	2,559	809,079
PayPal Holdings, Inc. (a)	17,755	1,037,957
Quanta Services, Inc.	2,354	440,363
Robert Half, Inc.	1,747	128,020
Rollins, Inc.	4,542	169,553
S&P Global, Inc.	5,262	1,922,787
United Rentals, Inc.	1,104	490,805
Verisk Analytics, Inc.	2,348	554,692
		10,065,901
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	13,367	950,527
Estee Lauder Cos., Inc. Class A	3,760	543,508
Kenvue, Inc.	27,873	559,690
Procter & Gamble Co.	38,116	5,559,600
		7,613,325
Food — 1.0%
Campbell Soup Co.	3,255	133,715
Conagra Brands, Inc.	7,736	212,121
General Mills, Inc.	9,462	605,473
Hershey Co.	2,389	477,991
Hormel Foods Corp.	4,697	178,627
J. M. Smucker Co.	1,651	202,924
Kellogg Co.	4,170	248,157
Kraft Heinz Co.	12,938	435,234
Kroger Co.	10,590	473,903
Lamb Weston Holdings, Inc.	2,363	218,483
McCormick & Co., Inc.	4,068	307,704
Mondelez International, Inc. Class A	21,997	1,526,592
Sysco Corp.	8,213	542,469
Tyson Foods, Inc. Class A	4,630	233,769
		5,797,162
Health Care – Products — 3.4%
Abbott Laboratories	28,060	2,717,611
Align Technology, Inc. (a)	1,154	352,339
Baxter International, Inc.	8,202	309,543
Bio-Techne Corp.	2,553	173,783

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Boston Scientific Corp. (a)	23,676	$1,250,093
Cooper Cos., Inc.	802	255,044
Danaher Corp.	10,625	2,636,062
DENTSPLY SIRONA, Inc.	3,444	117,647
Edwards Lifesciences Corp. (a)	9,830	681,022
GE HealthCare Technologies, Inc. (a)	6,341	431,442
Hologic, Inc. (a)	3,991	276,975
IDEXX Laboratories, Inc. (a)	1,346	588,565
Insulet Corp. (a)	1,130	180,224
Intuitive Surgical, Inc. (a)	5,682	1,660,792
Medtronic PLC	21,524	1,686,621
ResMed, Inc.	2,383	352,374
Revvity, Inc.	2,034	225,164
Steris PLC	1,610	353,266
Stryker Corp.	5,465	1,493,421
Teleflex, Inc.	761	149,468
Thermo Fisher Scientific, Inc.	6,241	3,159,007
Waters Corp. (a)	957	262,419
West Pharmaceutical Services, Inc.	1,194	448,001
Zimmer Biomet Holdings, Inc.	3,382	379,528
		20,140,411
Health Care – Services — 2.3%
Catalent, Inc. (a)	2,956	134,587
Centene Corp. (a)	8,755	603,044
Charles River Laboratories International, Inc. (a)	830	162,663
DaVita, Inc. (a)	871	82,336
Elevance Health, Inc.	3,810	1,658,950
HCA Healthcare, Inc.	3,254	800,419
Humana, Inc.	2,004	974,986
IQVIA Holdings, Inc. (a)	2,961	582,577
Laboratory Corp. of America Holdings	1,436	288,708
Molina Healthcare, Inc. (a)	945	309,856
Quest Diagnostics, Inc.	1,815	221,176
UnitedHealth Group, Inc.	14,978	7,551,758
Universal Health Services, Inc. Class B	1,020	128,244
		13,499,304
Household Products & Wares — 0.3%
Avery Dennison Corp.	1,308	238,933
Church & Dwight Co., Inc.	3,962	363,038
Clorox Co.	2,005	262,775
Kimberly-Clark Corp.	5,472	661,291
		1,526,037
Pharmaceuticals — 5.9%
AbbVie, Inc.	28,540	4,254,172
Becton Dickinson & Co.	4,691	1,212,764
Bristol-Myers Squibb Co.	33,780	1,960,591
Cardinal Health, Inc.	4,128	358,393
Cencora, Inc.	2,696	485,199
Cigna Group	4,798	1,372,564
CVS Health Corp.	20,787	1,451,348
Dexcom, Inc. (a)	6,286	586,484
Eli Lilly & Co.	12,894	6,925,754
Henry Schein, Inc. (a)	2,124	157,707

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Johnson & Johnson	38,936	$6,064,282
McKesson Corp.	2,181	948,408
Merck & Co., Inc.	41,030	4,224,039
Organon & Co.	4,130	71,697
Pfizer, Inc.	91,292	3,028,156
Viatris, Inc.	19,434	191,619
Zoetis, Inc.	7,443	1,294,933
		34,588,110
		116,244,132
Energy — 4.7%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	2,222	266,973
First Solar, Inc. (a)	1,727	279,066
SolarEdge Technologies, Inc. (a)	914	118,372
		664,411
Oil & Gas — 3.9%
APA Corp.	5,002	205,582
Chevron Corp.	28,689	4,837,539
ConocoPhillips	19,363	2,319,687
Coterra Energy, Inc.	12,283	332,255
Devon Energy Corp.	10,404	496,271
Diamondback Energy, Inc.	2,891	447,758
EOG Resources, Inc.	9,415	1,193,445
EQT Corp.	5,864	237,961
Exxon Mobil Corp.	64,730	7,610,954
Hess Corp.	4,482	685,746
Marathon Oil Corp.	9,794	261,990
Marathon Petroleum Corp.	6,465	978,413
Occidental Petroleum Corp.	10,729	696,098
Phillips 66	7,200	865,080
Pioneer Natural Resources Co.	3,770	865,404
Valero Energy Corp.	5,710	809,164
		22,843,347
Oil & Gas Services — 0.4%
Baker Hughes Co.	16,417	579,848
Halliburton Co.	14,529	588,425
Schlumberger NV	22,980	1,339,734
		2,508,007
Pipelines — 0.3%
Kinder Morgan, Inc.	31,345	519,700
ONEOK, Inc.	9,421	597,574
Targa Resources Corp.	3,617	310,049
Williams Cos., Inc.	19,753	665,479
		2,092,802
		28,108,567

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 13.6%
Banks — 3.7%
Bank of America Corp.	111,785	$3,060,673
Bank of New York Mellon Corp.	12,592	537,049
Citigroup, Inc.	31,138	1,280,706
Citizens Financial Group, Inc.	7,637	204,672
Comerica, Inc.	2,133	88,626
Fifth Third Bancorp	11,035	279,517
Goldman Sachs Group, Inc.	5,331	1,724,952
Huntington Bancshares, Inc.	23,406	243,422
JP Morgan Chase & Co.	46,990	6,814,490
KeyCorp.	15,157	163,089
M&T Bank Corp.	2,689	340,024
Morgan Stanley	20,630	1,684,852
Northern Trust Corp.	3,377	234,634
PNC Financial Services Group, Inc.	6,440	790,639
Regions Financial Corp.	15,214	261,681
State Street Corp.	5,152	344,978
Truist Financial Corp.	21,596	617,862
US Bancorp	25,175	832,285
Wells Fargo & Co.	59,161	2,417,318
Zions Bancorp NA	2,400	83,736
		22,005,205
Diversified Financial Services — 3.5%
American Express Co.	9,407	1,403,430
Ameriprise Financial, Inc.	1,659	546,939
BlackRock, Inc.	2,269	1,466,886
Capital One Financial Corp.	6,191	600,837
Cboe Global Markets, Inc.	1,712	267,432
Charles Schwab Corp.	24,098	1,322,980
CME Group, Inc.	5,833	1,167,883
Discover Financial Services	4,042	350,158
Franklin Resources, Inc.	4,682	115,084
Intercontinental Exchange, Inc.	9,274	1,020,325
Invesco Ltd.	7,425	107,811
Mastercard, Inc. Class A	13,453	5,326,177
Nasdaq, Inc.	5,490	266,759
Raymond James Financial, Inc.	3,039	305,207
Synchrony Financial	6,762	206,714
T. Rowe Price Group, Inc.	3,641	381,832
Visa, Inc. Class A	25,981	5,975,890
		20,832,344
Insurance — 3.9%
Aflac, Inc.	8,741	670,872
Allstate Corp.	4,262	474,829
American International Group, Inc.	11,511	697,567
Aon PLC Class A	3,280	1,063,442
Arch Capital Group Ltd. (a)	6,040	481,448
Arthur J Gallagher & Co.	3,474	791,829
Assurant, Inc.	873	125,345
Berkshire Hathaway, Inc. Class B (a)	29,488	10,329,646
Brown & Brown, Inc.	3,817	266,579
Chubb Ltd.	6,641	1,382,523
Cincinnati Financial Corp.	2,549	260,737

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Everest Group Ltd.	695	$258,311
Globe Life, Inc.	1,406	152,874
Hartford Financial Services Group, Inc.	4,945	350,650
Loews Corp.	2,990	189,297
Marsh & McLennan Cos., Inc.	7,987	1,519,926
MetLife, Inc.	10,214	642,563
Principal Financial Group, Inc.	3,596	259,164
Progressive Corp.	9,465	1,318,475
Prudential Financial, Inc.	5,870	557,004
Travelers Cos., Inc.	3,702	604,574
W. R. Berkley Corp.	3,255	206,660
Willis Towers Watson PLC	1,695	354,187
		22,958,502
Private Equity — 0.2%
Blackstone, Inc.	11,476	1,229,539
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	5,041	372,328
Real Estate Investment Trusts (REITS) — 2.2%
Alexandria Real Estate Equities, Inc.	2,518	252,052
American Tower Corp.	7,557	1,242,749
AvalonBay Communities, Inc.	2,303	395,517
Boston Properties, Inc.	2,313	137,577
Camden Property Trust	1,731	163,718
Crown Castle, Inc.	7,031	647,063
Digital Realty Trust, Inc.	4,895	592,393
Equinix, Inc.	1,517	1,101,736
Equity Residential	5,530	324,666
Essex Property Trust, Inc.	1,041	220,786
Extra Space Storage, Inc.	3,425	416,412
Federal Realty Investment Trust	1,189	107,759
Healthpeak Properties, Inc.	8,865	162,761
Host Hotels & Resorts, Inc.	11,532	185,319
Invitation Homes, Inc.	9,301	294,749
Iron Mountain, Inc.	4,729	281,139
Kimco Realty Corp.	10,048	176,744
Mid-America Apartment Communities, Inc.	1,892	243,406
Prologis, Inc.	14,938	1,676,193
Public Storage	2,566	676,192
Realty Income Corp.	11,461	572,362
Regency Centers Corp.	2,665	158,408
SBA Communications Corp.	1,757	351,699
Simon Property Group, Inc.	5,302	572,775
UDR, Inc.	4,901	174,819
Ventas, Inc.	6,486	273,255
VICI Properties, Inc.	16,285	473,893
Welltower, Inc.	8,388	687,145
Weyerhaeuser Co.	11,875	364,088
		12,927,375
		80,325,293
Industrial — 7.4%
Aerospace & Defense — 1.4%
Boeing Co. (a)	9,170	1,757,706

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
General Dynamics Corp.	3,648	$806,098
Howmet Aerospace, Inc.	6,332	292,855
L3 Harris Technologies, Inc.	3,072	534,897
Lockheed Martin Corp.	3,624	1,482,071
Northrop Grumman Corp.	2,300	1,012,437
RTX Corp.	23,535	1,693,814
TransDigm Group, Inc. (a)	892	752,072
		8,331,950
Building Materials — 0.5%
Carrier Global Corp.	13,537	747,243
Johnson Controls International PLC	11,000	585,310
Martin Marietta Materials, Inc.	1,005	412,532
Masco Corp.	3,650	195,093
Mohawk Industries, Inc. (a)	856	73,453
Trane Technologies PLC	3,698	750,361
Vulcan Materials Co.	2,157	435,757
		3,199,749
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	3,738	552,327
Emerson Electric Co.	9,267	894,914
Generac Holdings, Inc. (a)	1,008	109,832
		1,557,073
Electronics — 1.0%
Agilent Technologies, Inc.	4,795	536,177
Allegion PLC	1,426	148,589
Amphenol Corp. Class A	9,655	810,923
Fortive Corp.	5,733	425,159
Garmin Ltd.	2,481	261,001
Honeywell International, Inc.	10,736	1,983,369
Keysight Technologies, Inc. (a)	2,889	382,244
Mettler-Toledo International, Inc. (a)	357	395,581
TE Connectivity Ltd.	5,076	627,038
Trimble, Inc. (a)	4,015	216,248
		5,786,329
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	2,057	280,780
Environmental Controls — 0.3%
Pentair PLC	2,674	173,142
Republic Services, Inc.	3,334	475,128
Waste Management, Inc.	5,960	908,542
		1,556,812
Hand & Machine Tools — 0.1%
Snap-on, Inc.	858	218,842
Stanley Black & Decker, Inc.	2,483	207,529
		426,371
Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	8,249	2,251,977

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 0.8%
Deere & Co.	4,409	$1,663,868
Dover Corp.	2,267	316,269
IDEX Corp.	1,226	255,033
Ingersoll Rand, Inc.	6,559	417,940
Nordson Corp.	873	194,827
Otis Worldwide Corp.	6,658	534,704
Rockwell Automation, Inc.	1,863	532,576
Westinghouse Air Brake Technologies Corp.	2,917	309,990
Xylem, Inc.	3,880	353,196
		4,578,403
Miscellaneous - Manufacturing — 1.2%
3M Co.	8,945	837,431
A.O. Smith Corp.	2,019	133,516
Axon Enterprise, Inc. (a)	1,138	226,451
Eaton Corp. PLC	6,464	1,378,642
General Electric Co.	17,598	1,945,459
Illinois Tool Works, Inc.	4,449	1,024,649
Parker-Hannifin Corp.	2,080	810,202
Teledyne Technologies, Inc. (a)	763	311,747
Textron, Inc.	3,203	250,282
		6,918,379
Packaging & Containers — 0.1%
Amcor PLC	23,848	218,448
Ball Corp.	5,099	253,828
Packaging Corp. of America	1,458	223,876
Sealed Air Corp.	2,372	77,944
Westrock Co.	4,149	148,534
		922,630
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	647	132,363
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	1,888	162,613
CSX Corp.	32,441	997,561
Expeditors International of Washington, Inc.	2,391	274,080
FedEx Corp.	3,750	993,450
JB Hunt Transport Services, Inc.	1,320	248,846
Norfolk Southern Corp.	3,671	722,930
Old Dominion Freight Line, Inc.	1,449	592,844
Union Pacific Corp.	9,855	2,006,774
United Parcel Service, Inc. Class B	11,695	1,822,900
		7,821,998
		43,764,814
Technology — 26.1%
Computers — 8.3%
Accenture PLC Class A	10,200	3,132,522
Apple, Inc.	237,731	40,701,925
Cognizant Technology Solutions Corp. Class A	8,166	553,165
DXC Technology Co. (a)	3,318	69,114

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EPAM Systems, Inc. (a)	939	$240,093
Fortinet, Inc. (a)	10,568	620,130
Hewlett Packard Enterprise Co.	21,013	364,996
HP, Inc.	14,055	361,213
International Business Machines Corp.	14,725	2,065,917
Leidos Holdings, Inc.	2,224	204,964
NetApp, Inc.	3,409	258,675
Seagate Technology Holdings PLC	3,122	205,896
Western Digital Corp. (a)	5,187	236,683
		49,015,293
Office & Business Equipment — 0.0%
Zebra Technologies Corp. Class A (a)	834	197,266
Semiconductors — 7.2%
Advanced Micro Devices, Inc. (a)	26,113	2,684,939
Analog Devices, Inc.	8,108	1,419,630
Applied Materials, Inc.	13,578	1,879,874
Broadcom, Inc.	6,673	5,542,460
Intel Corp.	67,636	2,404,460
KLA Corp.	2,211	1,014,097
Lam Research Corp.	2,155	1,350,689
Microchip Technology, Inc.	8,802	686,996
Micron Technology, Inc.	17,746	1,207,260
Monolithic Power Systems, Inc.	773	357,126
NVIDIA Corp.	39,939	17,373,066
NXP Semiconductors NV	4,169	833,467
ON Semiconductor Corp. (a)	7,003	650,929
Qorvo, Inc. (a)	1,619	154,566
QUALCOMM, Inc.	18,064	2,006,188
Skyworks Solutions, Inc.	2,580	254,362
Teradyne, Inc.	2,514	252,556
Texas Instruments, Inc.	14,681	2,334,426
		42,407,091
Software — 10.6%
Activision Blizzard, Inc.	11,601	1,086,202
Adobe, Inc. (a)	7,370	3,757,963
Akamai Technologies, Inc. (a)	2,468	262,941
ANSYS, Inc. (a)	1,405	418,058
Autodesk, Inc. (a)	3,472	718,391
Broadridge Financial Solutions, Inc.	1,913	342,523
Cadence Design Systems, Inc. (a)	4,395	1,029,748
Ceridian HCM Holding, Inc. (a)	2,513	170,507
Electronic Arts, Inc.	3,986	479,914
Fair Isaac Corp. (a)	405	351,755
Fidelity National Information Services, Inc.	9,606	530,924
Fiserv, Inc. (a)	9,857	1,113,447
Intuit, Inc.	4,528	2,313,536
Jack Henry & Associates, Inc.	1,182	178,647
Microsoft Corp.	120,187	37,949,045
MSCI, Inc.	1,279	656,229
Oracle Corp.	25,455	2,696,194
Paychex, Inc.	5,203	600,062
Paycom Software, Inc.	788	204,305
PTC, Inc. (a)	1,921	272,167
Roper Technologies, Inc.	1,729	837,320

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Salesforce, Inc. (a)	15,749	$3,193,582
ServiceNow, Inc. (a)	3,304	1,846,804
Synopsys, Inc. (a)	2,460	1,129,066
Take-Two Interactive Software, Inc. (a)	2,571	360,943
Tyler Technologies, Inc. (a)	680	262,575
		62,762,848
		154,382,498
Utilities — 2.4%
Electric — 2.2%
AES Corp.	10,850	164,920
Alliant Energy Corp.	4,075	197,434
Ameren Corp.	4,259	318,701
American Electric Power Co., Inc.	8,348	627,937
CenterPoint Energy, Inc.	10,231	274,702
CMS Energy Corp.	4,729	251,157
Consolidated Edison, Inc.	5,577	477,001
Constellation Energy Corp.	5,200	567,216
Dominion Energy, Inc.	13,553	605,413
DTE Energy Co.	3,342	331,794
Duke Energy Corp.	12,497	1,102,985
Edison International	6,210	393,031
Entergy Corp.	3,428	317,090
Evergy, Inc.	3,724	188,807
Eversource Energy	5,655	328,838
Exelon Corp.	16,129	609,515
FirstEnergy Corp.	8,344	285,198
NextEra Energy, Inc.	32,722	1,874,643
NRG Energy, Inc.	3,733	143,795
PG&E Corp. (a)	33,814	545,420
Pinnacle West Capital Corp.	1,837	135,350
PPL Corp.	11,953	281,613
Public Service Enterprise Group, Inc.	8,092	460,516
Sempra	10,205	694,246
Southern Co.	17,684	1,144,508
WEC Energy Group, Inc.	5,115	412,013
Xcel Energy, Inc.	8,925	510,688
		13,244,531
Gas — 0.1%
Atmos Energy Corp.	2,344	248,300
NiSource, Inc.	6,695	165,233
		413,533
Water — 0.1%
American Water Works Co., Inc.	3,156	390,807
		14,048,871

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $323,762,890)		$581,401,337

TOTAL EQUITIES (Cost $323,762,890)		581,401,337

TOTAL LONG-TERM INVESTMENTS (Cost $323,762,890)		581,401,337

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (c)	$8,629,602	8,629,602
U.S. Treasury Bill — 0.1%
U.S. Treasury Bills
5.294% 10/26/23 (d) (e)	5,000	4,983
5.387% 10/26/23 (d)	15,000	14,947
5.404% 10/26/23 (d)	580,000	577,957
		597,887

TOTAL SHORT-TERM INVESTMENTS (Cost $9,227,314)		9,227,489

TOTAL INVESTMENTS — 100.0% (Cost $332,990,204) (f)		590,628,826

Other Assets/(Liabilities) — 0.0%		17,974

NET ASSETS — 100.0%		$590,646,800

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $115,311 or 0.02% of net assets. The Fund received $118,186 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $8,630,753. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 2/28/26, and an aggregate market value, including accrued interest, of $8,802,211.
(d)	The rate shown represents yield-to-maturity.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	12/15/23	43	$9,718,251	$(418,426)

MML Focused Equity Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.4%

COMMON STOCK — 96.4%
Basic Materials — 4.3%
Chemicals — 4.3%
Linde PLC (LIN US)	32,182	$11,982,967
Consumer, Cyclical — 13.6%
Apparel — 4.4%
NIKE, Inc. Class B	128,481	12,285,353
Retail — 9.2%
McDonald's Corp.	39,478	10,400,085
TJX Cos., Inc.	168,431	14,970,147
		25,370,232
		37,655,585
Consumer, Non-cyclical — 34.0%
Beverages — 5.9%
Coca-Cola Co.	82,022	4,591,592
PepsiCo, Inc.	69,574	11,788,618
		16,380,210
Cosmetics & Personal Care — 8.2%
Colgate-Palmolive Co.	161,162	11,460,230
Procter & Gamble Co.	76,681	11,184,690
		22,644,920
Health Care – Products — 11.2%
Danaher Corp.	53,884	13,368,620
Medtronic PLC	90,296	7,075,595
Stryker Corp.	38,681	10,570,357
		31,014,572
Health Care – Services — 5.6%
UnitedHealth Group, Inc.	30,368	15,311,242
Pharmaceuticals — 3.1%
Johnson & Johnson	54,726	8,523,575
		93,874,519
Financial — 20.5%
Diversified Financial Services — 8.5%
American Express Co.	70,956	10,585,925

MML Focused Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	56,375	$12,966,814
		23,552,739
Insurance — 8.7%
Chubb Ltd.	55,338	11,520,265
Marsh & McLennan Cos., Inc.	65,374	12,440,672
		23,960,937
Real Estate Investment Trusts (REITS) — 3.3%
American Tower Corp.	54,511	8,964,334
		56,478,010
Industrial — 13.2%
Aerospace & Defense — 6.9%
Lockheed Martin Corp.	11,403	4,663,371
Northrop Grumman Corp.	32,692	14,390,691
		19,054,062
Electronics — 4.4%
Honeywell International, Inc.	66,546	12,293,708
Transportation — 1.9%
Union Pacific Corp.	25,323	5,156,523
		36,504,293
Technology — 10.8%
Computers — 3.8%
Accenture PLC Class A	34,361	10,552,607
Semiconductors — 3.0%
Texas Instruments, Inc.	51,527	8,193,308
Software — 4.0%
Microsoft Corp.	35,101	11,083,141
		29,829,056

TOTAL COMMON STOCK (Cost $242,981,536)		266,324,430

TOTAL EQUITIES (Cost $242,981,536)		266,324,430

TOTAL LONG-TERM INVESTMENTS (Cost $242,981,536)		266,324,430

MML Focused Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.7%

Repurchase Agreement — 3.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (a)	$10,232,357	$10,232,357

TOTAL SHORT-TERM INVESTMENTS (Cost $10,232,357)		10,232,357

TOTAL INVESTMENTS — 100.1% (Cost $253,213,893) (b)		276,556,787

Other Assets/(Liabilities) — (0.1)%		(205,205)

NET ASSETS — 100.0%		$276,351,582

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $10,233,721. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/26, and an aggregate market value, including accrued interest, of $10,437,079.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Foreign Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 98.6%
Australia — 4.7%
BHP Group Ltd.	22,900	$649,343
Glencore PLC	283,000	1,618,422
Macquarie Group Ltd.	16,000	1,721,590
Santos Ltd.	399,800	2,024,459
Sonic Healthcare Ltd.	57,600	1,102,033
Westpac Banking Corp.	61,800	839,598
		7,955,445
Belgium — 3.5%
Anheuser-Busch InBev SA	55,700	3,067,295
Groupe Bruxelles Lambert NV	14,200	1,055,423
KBC Group NV	28,500	1,776,902
		5,899,620
Canada — 0.7%
CCL Industries, Inc. Class B	17,900	751,319
TFI International, Inc. (a)	3,200	410,976
		1,162,295
China — 1.0%
NXP Semiconductors NV	8,200	1,639,344
Denmark — 0.4%
Novo Nordisk AS	7,200	654,954
Finland — 1.1%
Nokia Oyj	476,200	1,790,953
France — 9.1%
Accor SA	28,900	973,067
Amundi SA (b)	20,500	1,149,744
Capgemini SE	13,800	2,396,214
Cie de Saint-Gobain SA	19,100	1,144,253
Engie SA	65,200	999,738
Rexel SA	24,800	555,048
Societe Generale SA	49,000	1,185,323
Sodexo SA	14,100	1,452,120
TotalEnergies SE	41,800	2,750,748
Veolia Environnement SA	90,612	2,621,417
		15,227,672
Germany — 11.1%
Allianz SE Registered	8,500	2,026,923
BASF SE	21,300	966,859

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bayer AG Registered	10,200	$489,905
Deutsche Boerse AG	9,200	1,590,177
Deutsche Post AG Registered	46,800	1,907,404
Heidelberg Materials AG	26,900	2,089,660
Infineon Technologies AG	60,900	2,019,744
K&S AG Registered	23,400	425,283
SAP SE	25,600	3,323,034
Siemens AG Registered	16,500	2,365,494
Siemens Energy AG (c)	36,100	472,281
Talanx AG (c)	6,700	424,901
Zalando SE (b) (c)	24,100	538,195
		18,639,860
Hong Kong — 0.9%
CK Asset Holdings Ltd.	282,200	1,484,325
Ireland — 3.9%
AerCap Holdings NV (c)	39,000	2,444,130
AIB Group PLC	436,900	1,967,434
Smurfit Kappa Group PLC	63,100	2,087,558
		6,499,122
Israel — 1.1%
Check Point Software Technologies Ltd. (c)	13,800	1,839,264
Italy — 0.4%
Prysmian SpA	15,400	617,842
Japan — 17.8%
Astellas Pharma, Inc.	128,700	1,777,657
Denka Co. Ltd. (a)	36,800	665,338
FANUC Corp.	58,500	1,527,030
Fujitsu Ltd.	15,700	1,847,211
Hitachi Ltd.	37,300	2,312,389
Kyocera Corp.	38,300	1,942,490
Nintendo Co. Ltd.	47,000	1,958,032
Olympus Corp.	86,400	1,119,404
ORIX Corp.	128,500	2,399,335
Rakuten Group, Inc.	288,400	1,181,082
SBI Holdings, Inc.	91,800	1,932,318
Seven & i Holdings Co. Ltd.	64,000	2,506,213
Sony Group Corp.	38,800	3,173,905
Square Enix Holdings Co. Ltd.	16,200	555,043
Sumitomo Mitsui Financial Group, Inc.	49,800	2,441,355
Toyota Industries Corp.	30,500	2,401,071
		29,739,873
Luxembourg — 0.9%
ArcelorMittal SA	57,600	1,440,569
Netherlands — 4.5%
ASML Holding NV	3,500	2,055,337
EXOR NV (a)	6,800	602,773
Heineken Holding NV	22,800	1,715,946
ING Groep NV	75,900	1,002,656
Koninklijke Philips NV (a) (c)	35,809	713,655

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Shell PLC	46,500	$1,476,376
		7,566,743
Norway — 1.3%
Aker BP ASA	61,973	1,712,752
DNB Bank ASA	23,300	469,294
		2,182,046
Republic of Korea — 1.8%
Samsung Electronics Co. Ltd.	60,700	3,075,363
Singapore — 1.5%
DBS Group Holdings Ltd.	100,600	2,470,182
Sweden — 2.1%
Essity AB Class B	47,600	1,025,794
Husqvarna AB Class B (a)	43,000	327,894
Skandinaviska Enskilda Banken AB Class A	108,000	1,286,399
Volvo AB Class B	41,898	862,456
		3,502,543
Switzerland — 3.8%
ABB Ltd. Registered	46,300	1,654,588
Cie Financiere Richemont SA Registered Class A	12,900	1,571,768
Julius Baer Group Ltd.	15,900	1,018,965
Novartis AG Registered	20,900	2,132,718
		6,378,039
United Kingdom — 19.0%
Ashtead Group PLC	25,200	1,531,721
Aviva PLC	141,176	667,520
Barratt Developments PLC	135,100	724,752
BP PLC	430,900	2,782,255
Bunzl PLC	28,500	1,011,540
Burberry Group PLC	23,200	538,065
CK Hutchison Holdings Ltd.	461,500	2,459,630
CNH Industrial NV	140,700	1,704,533
DCC PLC	34,800	1,950,949
Dowlais Group PLC	178,196	232,909
Entain PLC	84,500	961,787
Inchcape PLC	100,700	927,024
Informa PLC	119,200	1,086,193
Kingfisher PLC	171,900	465,956
Legal & General Group PLC	609,700	1,647,233
Liberty Global PLC Class C (a) (c)	37,200	690,432
Lloyds Banking Group PLC	4,364,100	2,349,917
Persimmon PLC	61,100	799,907
Reckitt Benckiser Group PLC	36,900	2,607,738
Smith & Nephew PLC	142,800	1,774,952
Tesco PLC	641,405	2,062,349
Unilever PLC (ULVR LN)	56,800	2,802,974
		31,780,336
United States — 8.0%
GSK PLC	103,300	1,867,425

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Linde PLC (LIN US)	4,700	$1,750,045
Nestle SA Registered	25,100	2,834,327
Roche Holding AG	12,800	3,491,394
Sanofi	22,800	2,446,490
Stellantis NV	52,200	1,001,239
		13,390,920

TOTAL COMMON STOCK (Cost $168,653,461)		164,937,310

PREFERRED STOCK — 0.6%
Germany — 0.6%
Henkel AG & Co. KGaA 2.753%	13,100	934,978

TOTAL PREFERRED STOCK (Cost $1,022,756)		934,978

TOTAL EQUITIES (Cost $169,676,217)		165,872,288

TOTAL LONG-TERM INVESTMENTS (Cost $169,676,217)		165,872,288

SHORT-TERM INVESTMENTS — 0.7%
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	1,107,831	1,107,831

TOTAL SHORT-TERM INVESTMENTS (Cost $1,107,831)		1,107,831

TOTAL INVESTMENTS — 99.9% (Cost $170,784,048) (e)		166,980,119

Other Assets/(Liabilities) — 0.1%		247,990

NET ASSETS — 100.0%		$167,228,109

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $3,340,845 or 2.00% of net assets. The Fund received $2,383,266 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $1,687,939 or 1.01% of net assets.
(c)	Non-income producing security.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Equity Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 1.9%
Chemicals — 1.9%
DuPont de Nemours, Inc.	16,253	$1,212,311
Valvoline, Inc.	44,903	1,447,673
		2,659,984
Communications — 13.0%
Internet — 12.3%
Airbnb, Inc. Class A (a)	5,613	770,160
Alphabet, Inc. Class A (a)	36,265	4,745,638
Amazon.com, Inc. (a)	35,086	4,460,132
Meta Platforms, Inc. Class A (a)	14,241	4,275,291
Netflix, Inc. (a)	4,024	1,519,462
Uber Technologies, Inc. (a)	26,517	1,219,517
		16,990,200
Telecommunications — 0.7%
T-Mobile US, Inc. (a)	7,130	998,556
		17,988,756
Consumer, Cyclical — 4.3%
Auto Manufacturers — 0.3%
Tesla, Inc. (a)	1,408	352,309
Auto Parts & Equipment — 1.1%
Mobileye Global, Inc. Class A (a)	37,736	1,567,931
Retail — 2.9%
Starbucks Corp.	22,717	2,073,381
Walmart, Inc.	11,940	1,909,564
		3,982,945
		5,903,185
Consumer, Non-cyclical — 21.2%
Agriculture — 0.7%
British American Tobacco PLC Sponsored ADR (b)	31,177	979,270
Beverages — 5.1%
Coca-Cola Co.	29,838	1,670,331
Constellation Brands, Inc. Class A	13,749	3,455,536

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PepsiCo, Inc.	11,554	$1,957,710
		7,083,577
Biotechnology — 1.2%
Gilead Sciences, Inc.	21,395	1,603,341
Commercial Services — 1.3%
Equifax, Inc.	9,448	1,730,685
Cosmetics & Personal Care — 1.5%
Coty, Inc. Class A (a)	70,460	772,946
Kenvue, Inc.	65,297	1,311,164
		2,084,110
Health Care – Products — 2.7%
Boston Scientific Corp. (a)	22,038	1,163,606
Zimmer Biomet Holdings, Inc.	22,946	2,575,000
		3,738,606
Health Care – Services — 3.3%
HCA Healthcare, Inc.	7,814	1,922,088
Tenet Healthcare Corp. (a)	16,992	1,119,603
UnitedHealth Group, Inc.	3,142	1,584,165
		4,625,856
Pharmaceuticals — 5.4%
AstraZeneca PLC Sponsored ADR	22,520	1,525,054
Becton Dickinson & Co.	3,980	1,028,949
Eli Lilly & Co.	5,673	3,047,139
Merck & Co., Inc.	18,518	1,906,428
		7,507,570
		29,353,015
Energy — 4.6%
Oil & Gas — 3.7%
Exxon Mobil Corp.	43,021	5,058,409
Oil & Gas Services — 0.9%
Schlumberger NV	21,392	1,247,154
		6,305,563
Financial — 15.9%
Banks — 3.6%
Columbia Banking System, Inc.	18,869	383,041
JP Morgan Chase & Co.	31,572	4,578,571
		4,961,612
Diversified Financial Services — 6.6%
American Express Co.	15,953	2,380,028
Charles Schwab Corp.	49,401	2,712,115
Intercontinental Exchange, Inc.	11,612	1,277,552
Mastercard, Inc. Class A	6,207	2,457,414

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Rocket Cos., Inc. Class A (a)	36,144	$295,658
		9,122,767
Insurance — 3.1%
American International Group, Inc.	11,422	692,173
Arthur J Gallagher & Co.	5,916	1,348,434
Equitable Holdings, Inc.	81,824	2,322,983
		4,363,590
Real Estate Investment Trusts (REITS) — 2.6%
Prologis, Inc.	32,050	3,596,331
		22,044,300
Industrial — 8.6%
Aerospace & Defense — 2.1%
Boeing Co. (a)	15,036	2,882,101
Building Materials — 1.0%
Vulcan Materials Co.	6,860	1,385,857
Electrical Components & Equipment — 0.9%
Emerson Electric Co.	13,358	1,289,982
Electronics — 0.9%
Hubbell, Inc.	3,735	1,170,586
Machinery – Diversified — 1.6%
Deere & Co.	2,052	774,384
Otis Worldwide Corp.	17,092	1,372,658
		2,147,042
Transportation — 2.1%
United Parcel Service, Inc. Class B	19,002	2,961,842
		11,837,410
Technology — 26.5%
Computers — 7.1%
Amdocs Ltd.	16,631	1,405,153
Apple, Inc.	49,143	8,413,773
		9,818,926
Semiconductors — 6.5%
Applied Materials, Inc.	12,260	1,697,397
ARM Holdings PLC ADR (a)	11,507	615,855
NVIDIA Corp.	10,709	4,658,308
QUALCOMM, Inc.	6,669	740,659
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	15,028	1,305,933
		9,018,152
Software — 12.9%
Fiserv, Inc. (a)	15,474	1,747,943
Manhattan Associates, Inc. (a)	2,903	573,807
Microsoft Corp.	32,521	10,268,506

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ServiceNow, Inc. (a)	4,019	$2,246,460
Snowflake, Inc. Class A (a)	3,528	538,973
Synopsys, Inc. (a)	3,086	1,416,381
Tyler Technologies, Inc. (a)	2,748	1,061,113
		17,853,183
		36,690,261
Utilities — 2.1%
Electric — 2.1%
Dominion Energy, Inc.	36,741	1,641,220
FirstEnergy Corp.	34,865	1,191,686
		2,832,906
		2,832,906

TOTAL COMMON STOCK (Cost $126,554,215)		135,615,380

TOTAL EQUITIES (Cost $126,554,215)		135,615,380

TOTAL LONG-TERM INVESTMENTS (Cost $126,554,215)		135,615,380

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (c)	$2,526,248	2,526,248

TOTAL SHORT-TERM INVESTMENTS (Cost $2,526,248)		2,526,248

TOTAL INVESTMENTS — 99.9% (Cost $129,080,463) (d)		138,141,628

Other Assets/(Liabilities) — 0.1%		150,233

NET ASSETS — 100.0%		$138,291,861

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $916,014 or 0.66% of net assets. The Fund received $944,037 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $2,526,585. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/31/26, and an aggregate market value, including accrued interest, of $2,576,860.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Value Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 1.3%
Chemicals — 1.3%
DuPont de Nemours, Inc.	19,720	$1,470,915
Olin Corp.	13,023	650,889
		2,121,804
Communications — 9.9%
Advertising — 0.9%
Omnicom Group, Inc.	18,745	1,396,127
Internet — 4.6%
Alphabet, Inc. Class A (a)	41,629	5,447,571
Booking Holdings, Inc. (a)	430	1,326,098
Match Group, Inc. (a)	14,851	581,788
		7,355,457
Media — 0.6%
Warner Bros Discovery, Inc. (a)	81,409	884,102
Telecommunications — 3.8%
Cisco Systems, Inc.	71,422	3,839,647
T-Mobile US, Inc. (a)	15,758	2,206,908
		6,046,555
		15,682,241
Consumer, Cyclical — 7.9%
Auto Parts & Equipment — 0.6%
BorgWarner, Inc.	24,300	980,991
Distribution & Wholesale — 1.4%
LKQ Corp.	16,715	827,560
WESCO International, Inc.	9,524	1,369,742
		2,197,302
Home Furnishing — 1.2%
Sony Group Corp. Sponsored ADR	15,077	1,242,496
Whirlpool Corp.	5,479	732,542
		1,975,038

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.5%
MGM Resorts International	21,670	$796,589
Retail — 4.2%
AutoZone, Inc. (a)	1,193	3,030,208
Ulta Beauty, Inc. (a)	2,023	808,087
Walmart, Inc.	17,676	2,826,923
		6,665,218
		12,615,138
Consumer, Non-cyclical — 24.6%
Agriculture — 1.7%
Philip Morris International, Inc.	29,174	2,700,929
Beverages — 2.3%
Coca-Cola Europacific Partners PLC	20,368	1,272,593
Keurig Dr Pepper, Inc.	73,297	2,313,986
		3,586,579
Biotechnology — 1.6%
Amgen, Inc.	7,242	1,946,360
Corteva, Inc.	11,739	600,567
		2,546,927
Commercial Services — 3.9%
FleetCor Technologies, Inc. (a)	7,310	1,866,536
Global Payments, Inc.	18,077	2,085,905
United Rentals, Inc.	4,951	2,201,066
		6,153,507
Cosmetics & Personal Care — 0.5%
Kenvue, Inc.	39,050	784,124
Food — 1.1%
US Foods Holding Corp. (a)	42,853	1,701,264
Health Care – Products — 1.1%
Avantor, Inc. (a)	85,040	1,792,643
Health Care – Services — 4.1%
Centene Corp. (a)	25,295	1,742,320
ICON PLC (a)	8,182	2,014,817
UnitedHealth Group, Inc.	5,595	2,820,943
		6,578,080
Pharmaceuticals — 8.3%
Bristol-Myers Squibb Co.	71,054	4,123,974
Cencora, Inc.	11,626	2,092,331
Cigna Group	7,899	2,259,667
McKesson Corp.	3,922	1,705,482

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sanofi ADR	56,390	$3,024,760
		13,206,214
		39,050,267
Energy — 12.1%
Coal — 1.1%
Peabody Energy Corp.	32,906	855,227
Teck Resources Ltd. Class B	20,338	876,365
		1,731,592
Oil & Gas — 8.4%
BP PLC Sponsored ADR	46,058	1,783,366
Canadian Natural Resources Ltd.	36,486	2,359,550
Cenovus Energy, Inc. (b)	124,982	2,602,125
ConocoPhillips	19,464	2,331,787
Marathon Petroleum Corp.	18,786	2,843,073
Pioneer Natural Resources Co.	6,002	1,377,759
		13,297,660
Oil & Gas Services — 2.6%
Halliburton Co.	40,664	1,646,892
Schlumberger NV	42,241	2,462,650
		4,109,542
		19,138,794
Financial — 19.0%
Banks — 8.6%
Goldman Sachs Group, Inc.	5,989	1,937,861
JP Morgan Chase & Co.	41,102	5,960,612
Morgan Stanley	34,332	2,803,894
Wells Fargo & Co.	70,153	2,866,452
		13,568,819
Diversified Financial Services — 2.8%
American Express Co.	8,159	1,217,241
Discover Financial Services	22,384	1,939,126
Intercontinental Exchange, Inc.	11,775	1,295,486
		4,451,853
Insurance — 7.1%
Aon PLC Class A	2,777	900,359
Arthur J Gallagher & Co.	6,452	1,470,604
Berkshire Hathaway, Inc. Class B (a)	16,794	5,882,938
Chubb Ltd.	9,142	1,903,182
Progressive Corp.	8,525	1,187,532
		11,344,615
Private Equity — 0.5%
Ares Management Corp. Class A	7,439	765,250
		30,130,537

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 12.8%
Aerospace & Defense — 3.9%
General Dynamics Corp.	10,879	$2,403,932
Howmet Aerospace, Inc.	34,819	1,610,379
RTX Corp.	30,570	2,200,123
		6,214,434
Building Materials — 2.4%
CRH PLC (b)	31,217	1,708,506
Masco Corp.	20,347	1,087,547
Mohawk Industries, Inc. (a)	11,771	1,010,070
		3,806,123
Electronics — 1.8%
Allegion PLC	10,732	1,118,274
Fortive Corp.	22,860	1,695,298
		2,813,572
Engineering & Construction — 0.3%
Jacobs Solutions, Inc.	4,201	573,437
Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	2,802	764,946
Machinery – Diversified — 2.9%
Deere & Co.	3,519	1,328,000
Dover Corp.	7,080	987,731
Otis Worldwide Corp.	11,594	931,114
Westinghouse Air Brake Technologies Corp.	12,242	1,300,957
		4,547,802
Miscellaneous - Manufacturing — 1.0%
Eaton Corp. PLC	7,271	1,550,759
		20,271,073
Technology — 10.4%
Computers — 3.0%
Cognizant Technology Solutions Corp. Class A	21,493	1,455,936
Dell Technologies, Inc. Class C	28,102	1,936,228
Leidos Holdings, Inc.	14,317	1,319,454
		4,711,618
Semiconductors — 6.3%
Advanced Micro Devices, Inc. (a)	17,383	1,787,320
Applied Materials, Inc.	13,573	1,879,182
Lam Research Corp.	1,512	947,676
Microchip Technology, Inc.	22,571	1,761,667
Micron Technology, Inc.	27,399	1,863,954
NXP Semiconductors NV	2,092	418,233

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
QUALCOMM, Inc.	11,904	$1,322,058
		9,980,090
Software — 1.1%
SS&C Technologies Holdings, Inc.	21,068	1,106,913
Take-Two Interactive Software, Inc. (a)	5,141	721,745
		1,828,658
		16,520,366
Utilities — 1.3%
Electric — 1.3%
CenterPoint Energy, Inc.	28,992	778,435
FirstEnergy Corp.	35,906	1,227,267
		2,005,702

TOTAL COMMON STOCK (Cost $132,810,142)		157,535,922

TOTAL EQUITIES (Cost $132,810,142)		157,535,922

TOTAL LONG-TERM INVESTMENTS (Cost $132,810,142)		157,535,922

SHORT-TERM INVESTMENTS — 1.5%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	337,413	337,413

	Principal Amount
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (d)	$2,039,734	2,039,734

TOTAL SHORT-TERM INVESTMENTS (Cost $2,377,147)		2,377,147

TOTAL INVESTMENTS — 100.8% (Cost $135,187,289) (e)		159,913,069

Other Assets/(Liabilities) — (0.8)%		(1,241,366)

NET ASSETS — 100.0%		$158,671,703

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $329,891 or 0.21% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,040,006. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/26, and an aggregate market value, including accrued interest, of $2,080,555.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Global Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Austria — 0.5%
Erste Group Bank AG	18,785	$648,931
Canada — 3.5%
Canadian National Railway Co. (a)	17,467	1,892,200
Canadian Pacific Kansas City Ltd. (a)	32,490	2,417,581
		4,309,781
Denmark — 0.5%
Carlsberg AS Class B	4,746	598,049
France — 8.0%
Air Liquide SA	7,474	1,259,496
Danone SA	30,082	1,657,395
EssilorLuxottica SA	2,893	502,883
Hermes International SCA	285	518,100
Legrand SA	17,179	1,576,633
LVMH Moet Hennessy Louis Vuitton SE	3,455	2,606,544
Pernod Ricard SA	9,477	1,577,550
		9,698,601
Germany — 3.9%
Bayer AG Registered	24,409	1,172,362
Brenntag SE	7,713	598,954
Deutsche Boerse AG	3,771	651,800
Merck KGaA	10,938	1,828,187
MTU Aero Engines AG	2,613	474,747
		4,726,050
Israel — 1.2%
Check Point Software Technologies Ltd. (b)	11,363	1,514,461
Japan — 2.5%
Hoya Corp.	4,800	494,657
Kubota Corp.	86,300	1,276,540
Olympus Corp.	100,600	1,303,381
		3,074,578
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV Class O	46,619	390,741
Netherlands — 2.3%
Akzo Nobel NV	14,149	1,021,056

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Heineken NV	19,759	$1,738,151
		2,759,207
Republic of Korea — 1.1%
Samsung Electronics Co. Ltd.	26,793	1,357,466
Spain — 1.4%
Aena SME SA (c)	7,026	1,056,824
Cellnex Telecom SA (c)	18,902	657,249
		1,714,073
Sweden — 1.1%
Essity AB Class B	62,296	1,342,497
Switzerland — 4.6%
Adecco Group AG Registered	8,203	336,476
Cie Financiere Richemont SA Registered Class A	14,477	1,763,913
Julius Baer Group Ltd.	8,874	568,698
Sonova Holding AG Registered	2,808	665,435
UBS Group AG Registered	92,273	2,280,782
		5,615,304
United Kingdom — 7.8%
Burberry Group PLC	33,885	785,877
Compass Group PLC	28,976	705,906
Diageo PLC	63,873	2,355,561
Intertek Group PLC	15,086	754,346
London Stock Exchange Group PLC	9,253	928,880
Reckitt Benckiser Group PLC	22,974	1,623,581
Rolls-Royce Holdings PLC (b)	381,342	1,022,248
Whitbread PLC	14,509	610,342
WPP PLC	76,956	685,819
		9,472,560
United States — 60.3%
3M Co.	9,947	931,238
Abbott Laboratories	16,703	1,617,685
Accenture PLC Class A	9,886	3,036,089
Alphabet, Inc. Class A (b)	20,360	2,664,310
American Express Co.	9,964	1,486,529
Amphenol Corp. Class A	11,053	928,341
Aon PLC Class A	5,501	1,783,534
Aptiv PLC (b)	4,727	466,035
Boston Scientific Corp. (b)	40,180	2,121,504
Carrier Global Corp.	7,560	417,312
Charles Schwab Corp.	39,214	2,152,849
Cognizant Technology Solutions Corp. Class A	19,000	1,287,060
Comcast Corp. Class A	72,763	3,226,311
Cooper Cos., Inc.	3,276	1,041,801
eBay, Inc.	20,142	888,061
Equifax, Inc.	4,531	829,988
Experian PLC	22,670	740,610
Fidelity National Information Services, Inc.	17,519	968,275
Fiserv, Inc. (b)	11,551	1,304,801
Goldman Sachs Group, Inc.	6,652	2,152,388
Honeywell International, Inc.	14,082	2,601,509

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
International Flavors & Fragrances, Inc.	20,319	$1,385,146
Liberty Broadband Corp. Class C (b)	17,465	1,594,904
Linde PLC (LIN US)	9,387	3,495,249
Marriott International, Inc. Class A	4,593	902,800
Medtronic PLC	38,574	3,022,659
Microchip Technology, Inc.	9,032	704,948
Nestle SA Registered	23,141	2,613,114
Omnicom Group, Inc.	4,262	317,434
Oracle Corp.	22,528	2,386,166
Otis Worldwide Corp.	8,751	702,793
PayPal Holdings, Inc. (b)	6,181	361,341
PPG Industries, Inc.	9,858	1,279,568
Roche Holding AG	10,319	2,814,664
Schneider Electric SE	21,151	3,487,012
Stryker Corp.	4,525	1,236,547
Thermo Fisher Scientific, Inc.	6,188	3,132,180
Union Pacific Corp.	7,128	1,451,475
United Parcel Service, Inc. Class B	7,024	1,094,831
Visa, Inc. Class A	15,976	3,674,640
Walt Disney Co. (b)	15,851	1,284,723
Waters Corp. (b)	5,732	1,571,772
Willis Towers Watson PLC	11,125	2,324,680
		73,484,876

TOTAL COMMON STOCK (Cost $108,729,230)		120,707,175

TOTAL EQUITIES (Cost $108,729,230)		120,707,175

WARRANTS — 0.1%
Switzerland — 0.1%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (b)	105,484	78,339

TOTAL WARRANTS (Cost $0)		78,339

TOTAL LONG-TERM INVESTMENTS (Cost $108,729,230)		120,785,514

SHORT-TERM INVESTMENTS — 4.2%
Investment of Cash Collateral from Securities Loaned — 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	4,355,306	4,355,306

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (e)	$801,340	801,340

TOTAL SHORT-TERM INVESTMENTS (Cost $5,156,646)		5,156,646

MML Global Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 103.3% (Cost $113,885,876) (f)		$125,942,160

Other Assets/(Liabilities) — (3.3)%		(4,031,992)

NET ASSETS — 100.0%		$121,910,168

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $4,266,640 or 3.50% of net assets. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $1,714,073 or 1.41% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $801,447. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 2/28/26, and an aggregate market value, including accrued interest, of $817,406.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Income & Growth Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 6.8%
Chemicals — 6.8%
Air Products & Chemicals, Inc.	12,910	$3,658,694
Axalta Coating Systems Ltd. (a)	46,011	1,237,696
DuPont de Nemours, Inc.	45,309	3,379,598
Element Solutions, Inc.	52,879	1,036,957
International Flavors & Fragrances, Inc.	18,659	1,271,984
		10,584,929
Communications — 3.8%
Internet — 0.9%
Alphabet, Inc. Class C (a)	10,600	1,397,610
Media — 2.5%
Comcast Corp. Class A	86,066	3,816,167
Telecommunications — 0.4%
T-Mobile US, Inc. (a)	4,863	681,063
		5,894,840
Consumer, Cyclical — 5.6%
Auto Parts & Equipment — 0.7%
Aptiv PLC (a)	11,141	1,098,391
Entertainment — 0.8%
Marriott Vacations Worldwide Corp.	5,628	566,346
SeaWorld Entertainment, Inc. (a)	14,213	657,351
		1,223,697
Food Services — 0.7%
Aramark	31,898	1,106,861
Home Furnishing — 0.4%
SharkNinja, Inc. (a) (b)	14,603	676,995
Lodging — 1.6%
Las Vegas Sands Corp.	27,981	1,282,649
Wynn Resorts Ltd.	12,892	1,191,350
		2,473,999
Retail — 1.4%
AutoNation, Inc. (a)	5,094	771,232

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dollar General Corp.	5,868	$620,834
Lithia Motors, Inc.	2,928	864,726
		2,256,792
		8,836,735
Consumer, Non-cyclical — 24.5%
Agriculture — 3.2%
Philip Morris International, Inc.	53,364	4,940,439
Beverages — 2.5%
Coca-Cola Europacific Partners PLC	43,996	2,748,870
Molson Coors Beverage Co. Class B	18,896	1,201,597
		3,950,467
Commercial Services — 0.5%
U-Haul Holding Co. (UHAL/B US)	15,270	799,995
Cosmetics & Personal Care — 1.0%
Procter & Gamble Co.	10,607	1,547,137
Food — 0.5%
Tyson Foods, Inc. Class A	15,165	765,681
Health Care – Products — 4.1%
Avantor, Inc. (a)	57,182	1,205,396
LivaNova PLC (a)	11,876	628,003
Medtronic PLC	43,886	3,438,907
Smith & Nephew PLC ADR Sponsored ADR	47,419	1,174,569
		6,446,875
Health Care – Services — 4.1%
Elevance Health, Inc.	2,301	1,001,901
Humana, Inc.	3,261	1,586,542
UnitedHealth Group, Inc.	7,684	3,874,196
		6,462,639
Pharmaceuticals — 8.6%
Cigna Group	12,124	3,468,313
CVS Health Corp.	53,811	3,757,084
Johnson & Johnson	13,153	2,048,580
Merck & Co., Inc.	40,253	4,144,046
		13,418,023
		38,331,256
Energy — 10.1%
Oil & Gas — 6.3%
Hess Corp.	27,110	4,147,830
Phillips 66	34,513	4,146,737
Pioneer Natural Resources Co.	6,601	1,515,260
		9,809,827

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.8%
Halliburton Co.	33,300	$1,348,650
Pipelines — 3.0%
Enbridge, Inc.	94,490	3,136,123
Plains GP Holdings LP Class A	92,743	1,495,017
		4,631,140
		15,789,617
Financial — 20.1%
Banks — 7.6%
JP Morgan Chase & Co.	13,922	2,018,968
M&T Bank Corp.	17,221	2,177,595
Northern Trust Corp.	30,976	2,152,213
US Bancorp	64,648	2,137,263
Wells Fargo & Co.	82,500	3,370,950
		11,856,989
Diversified Financial Services — 1.2%
AerCap Holdings NV (a)	19,585	1,227,392
American Express Co.	4,423	659,867
		1,887,259
Insurance — 7.3%
Allstate Corp.	33,806	3,766,326
American International Group, Inc.	17,372	1,052,743
Axis Capital Holdings Ltd.	14,203	800,623
Berkshire Hathaway, Inc. Class B (a)	3,065	1,073,670
Chubb Ltd.	16,945	3,527,610
Willis Towers Watson PLC	5,408	1,130,056
		11,351,028
Real Estate — 0.6%
Howard Hughes Holdings, Inc. (a)	13,323	987,634
Real Estate Investment Trusts (REITS) — 3.4%
COPT Defense Properties	57,144	1,361,742
Public Storage	9,160	2,413,843
VICI Properties, Inc.	52,797	1,536,393
		5,311,978
		31,394,888
Industrial — 12.1%
Aerospace & Defense — 2.6%
General Dynamics Corp.	9,570	2,114,683
RTX Corp.	28,337	2,039,414
		4,154,097
Building Materials — 2.0%
CRH PLC	24,830	1,358,946
Knife River Corp. (a)	16,954	827,864

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MDU Resources Group, Inc.	45,966	$900,014
		3,086,824
Engineering & Construction — 0.7%
AECOM	13,296	1,104,100
Hand & Machine Tools — 2.1%
Stanley Black & Decker, Inc.	39,351	3,288,957
Machinery – Construction & Mining — 3.3%
BWX Technologies, Inc.	20,432	1,531,991
Vertiv Holdings Co.	96,488	3,589,354
		5,121,345
Machinery – Diversified — 0.5%
Deere & Co.	1,940	732,117
Transportation — 0.9%
JB Hunt Transport Services, Inc.	7,308	1,377,704
		18,865,144
Technology — 10.0%
Computers — 1.5%
CACI International, Inc. Class A (a)	3,715	1,166,250
Cognizant Technology Solutions Corp. Class A	17,726	1,200,759
		2,367,009
Semiconductors — 3.9%
Broadcom, Inc.	2,417	2,007,512
Microchip Technology, Inc.	12,730	993,576
QUALCOMM, Inc.	10,616	1,179,013
Skyworks Solutions, Inc.	18,739	1,847,478
		6,027,579
Software — 4.6%
Electronic Arts, Inc.	9,633	1,159,813
Fidelity National Information Services, Inc.	56,140	3,102,858
Oracle Corp.	27,769	2,941,293
		7,203,964
		15,598,552
Utilities — 4.9%
Electric — 4.9%
CenterPoint Energy, Inc.	36,805	988,214
Entergy Corp.	33,985	3,143,612
Exelon Corp.	23,763	898,004

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pinnacle West Capital Corp.	36,285	$2,673,479
		7,703,309

TOTAL COMMON STOCK (Cost $135,260,005)		152,999,270

TOTAL EQUITIES (Cost $135,260,005)		152,999,270

TOTAL LONG-TERM INVESTMENTS (Cost $135,260,005)		152,999,270

SHORT-TERM INVESTMENTS — 0.3%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	96,520	96,520

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (d)	$318,898	318,898

TOTAL SHORT-TERM INVESTMENTS (Cost $415,418)		415,418

TOTAL INVESTMENTS — 98.2% (Cost $135,675,423) (e)		153,414,688

Other Assets/(Liabilities) — 1.8%		2,785,595

NET ASSETS — 100.0%		$156,200,283

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $94,204 or 0.06% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $318,941. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 2/28/26, and an aggregate market value, including accrued interest, of $325,325.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML International Equity Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 97.4%
Australia — 1.2%
Glencore PLC	245,844	$1,405,935
Rio Tinto PLC	21,473	1,348,872
		2,754,807
Belgium — 1.0%
Anheuser-Busch InBev SA	21,500	1,183,965
KBC Group NV	15,300	953,916
		2,137,881
Canada — 3.3%
Canadian National Railway Co. (a)	18,577	2,012,447
Intact Financial Corp.	7,632	1,112,673
Open Text Corp.	36,900	1,295,066
Suncor Energy, Inc.	38,114	1,310,734
Toronto-Dominion Bank (a)	28,245	1,701,666
		7,432,586
China — 2.9%
Alibaba Group Holding Ltd. (b)	113,940	1,235,269
NetEase, Inc.	62,800	1,260,745
Prosus NV (PRX NA) (b)	52,516	1,547,624
Tencent Holdings Ltd.	33,400	1,294,419
Vipshop Holdings Ltd. ADR (b)	17,851	285,794
Yum China Holdings, Inc.	17,763	989,754
		6,613,605
Denmark — 2.3%
Carlsberg AS Class B	9,442	1,189,796
DSV AS	3,220	600,309
Novo Nordisk AS	37,977	3,454,610
		5,244,715
France — 16.0%
Accor SA	38,800	1,306,401
Air Liquide SA	26,991	4,548,442
BNP Paribas SA	38,476	2,449,495
Capgemini SE	26,010	4,516,343
Cie de Saint-Gobain SA	27,772	1,663,780
Cie Generale des Etablissements Michelin SCA	34,153	1,046,783
Danone SA	18,800	1,035,803
Dassault Systemes SE	21,675	805,849
Edenred SE	11,800	737,268
Engie SA	136,738	2,096,659

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EssilorLuxottica SA	13,160	$2,287,571
Kering SA	4,030	1,832,287
L'Oreal SA	3,079	1,275,135
Legrand SA	15,599	1,431,625
LVMH Moet Hennessy Louis Vuitton SE	4,755	3,587,299
Pernod Ricard SA	12,938	2,153,671
Publicis Groupe SA	13,251	1,000,672
Valeo SE	57,784	989,883
Worldline SA (b) (c)	52,300	1,462,429
		36,227,395
Germany — 15.1%
adidas AG	6,100	1,073,990
Allianz SE Registered	7,385	1,761,038
Bayer AG Registered	80,818	3,881,681
Bayerische Motoren Werke AG	15,700	1,599,193
Beiersdorf AG	22,930	2,960,819
Brenntag SE	11,800	916,330
Continental AG	25,320	1,788,913
Daimler Truck Holding AG	46,090	1,598,424
Deutsche Boerse AG	14,779	2,554,481
Fresenius Medical Care AG & Co. KGaA	38,300	1,654,215
Fresenius SE & Co. KGaA	58,500	1,823,579
Henkel AG & Co. KGaA	12,900	814,617
Mercedes-Benz Group AG Registered	30,998	2,159,076
Merck KGaA	14,869	2,485,218
MTU Aero Engines AG	4,128	750,003
SAP SE	34,371	4,461,562
Siemens AG Registered	8,425	1,207,836
thyssenkrupp AG	83,574	638,247
		34,129,222
Hong Kong — 2.4%
AIA Group Ltd.	324,800	2,627,329
Prudential PLC	263,780	2,840,415
		5,467,744
India — 1.2%
Axis Bank Ltd.	57,582	715,504
HDFC Bank Ltd. ADR	33,459	1,974,416
		2,689,920
Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	293,000	114,225
Ireland — 1.4%
Ryanair Holdings PLC Sponsored ADR (b)	33,481	3,254,688
Israel — 0.9%
Check Point Software Technologies Ltd. (b)	15,427	2,056,111
Italy — 2.8%
Eni SpA (a)	125,809	2,020,676
Intesa Sanpaolo SpA	1,633,161	4,196,891
		6,217,567

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Japan — 10.6%
Daikin Industries Ltd.	13,600	$2,133,639
Denso Corp.	121,600	1,951,637
Fujitsu Ltd.	8,800	1,035,380
Hitachi Ltd.	52,900	3,279,501
Hoya Corp.	12,100	1,246,948
Koito Manufacturing Co. Ltd.	37,100	559,624
Komatsu Ltd.	28,700	775,607
Kose Corp.	10,200	739,432
Kubota Corp.	44,200	653,801
Kyocera Corp.	32,600	1,653,399
Mitsubishi Electric Corp.	84,500	1,044,677
Olympus Corp.	104,700	1,356,501
Recruit Holdings Co. Ltd.	26,100	803,736
Seven & i Holdings Co. Ltd.	18,800	736,200
Shin-Etsu Chemical Co. Ltd.	32,300	937,488
SMC Corp.	3,500	1,566,711
Sony Group Corp.	25,400	2,077,763
Terumo Corp.	46,700	1,237,180
ZOZO, Inc. (a)	15,500	284,295
		24,073,519
Luxembourg — 0.4%
Eurofins Scientific SE	16,900	952,864
Netherlands — 2.3%
Akzo Nobel NV	9,035	652,006
EXOR NV (a)	15,770	1,397,901
ING Groep NV	179,101	2,365,965
Randstad NV	14,915	822,142
		5,238,014
Portugal — 0.6%
Galp Energia SGPS SA	93,452	1,384,320
Republic of Korea — 1.2%
NAVER Corp.	10,435	1,557,194
Samsung Electronics Co. Ltd. GDR (c)	845	1,062,900
		2,620,094
Singapore — 0.9%
DBS Group Holdings Ltd.	77,900	1,912,795
Spain — 1.1%
Amadeus IT Group SA	41,821	2,520,288
Sweden — 1.3%
Sandvik AB	30,200	553,689
SKF AB Class B	79,400	1,316,553
Volvo AB Class B	55,870	1,150,064
		3,020,306
Switzerland — 7.4%
Cie Financiere Richemont SA Registered Class A	26,304	3,204,944
Julius Baer Group Ltd.	18,700	1,198,406
Novartis AG Registered	35,574	3,630,111

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Schindler Holding AG	2,910	$580,035
Sika AG Registered	4,624	1,171,986
Sonova Holding AG Registered	4,457	1,056,212
Swatch Group AG	3,250	833,271
UBS Group AG Registered	116,067	2,868,916
Zurich Insurance Group AG	4,862	2,227,950
		16,771,831
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	20,686	1,797,613
United Kingdom — 10.9%
Ashtead Group PLC	12,200	741,548
Bunzl PLC	2,400	85,182
CNH Industrial NV	183,753	2,226,106
Compass Group PLC	153,250	3,733,436
Diageo PLC	55,489	2,046,369
Informa PLC	61,300	558,588
Liberty Global PLC Class A (b)	43,300	741,296
Lloyds Banking Group PLC	5,248,284	2,826,020
London Stock Exchange Group PLC	18,709	1,878,138
Reckitt Benckiser Group PLC	19,327	1,365,847
RELX PLC	77,682	2,619,795
Rolls-Royce Holdings PLC (b)	529,237	1,418,704
Schroders PLC	303,817	1,501,626
Smiths Group PLC	22,100	435,452
Tesco PLC	385,312	1,238,917
WPP PLC	146,592	1,306,404
		24,723,428
United States — 9.3%
Experian PLC	67,825	2,215,785
Holcim AG	18,459	1,181,847
Linde PLC (LIN US)	6,132	2,283,250
Nestle SA Registered	44,624	5,039,004
QIAGEN NV (b)	33,745	1,365,728
Roche Holding AG	17,171	4,683,651
Schneider Electric SE	26,003	4,286,927
		21,056,192

TOTAL COMMON STOCK (Cost $232,727,859)		220,411,730

PREFERRED STOCK — 0.6%
Republic of Korea — 0.6%
Samsung Electronics Co. Ltd. 1.989%	30,900	1,247,515

TOTAL PREFERRED STOCK (Cost $1,610,697)		1,247,515

TOTAL EQUITIES (Cost $234,338,556)		221,659,245

TOTAL LONG-TERM INVESTMENTS (Cost $234,338,556)		221,659,245

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 4.6%

Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	2,040,796	$2,040,796

	Principal Amount
Repurchase Agreement — 3.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (e)	$8,433,935	8,433,935

TOTAL SHORT-TERM INVESTMENTS (Cost $10,474,731)		10,474,731

TOTAL INVESTMENTS — 102.6% (Cost $244,813,287) (f)		232,133,976

Other Assets/(Liabilities) — (2.6)%		(5,881,885)

NET ASSETS — 100.0%		$226,252,091

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $6,981,014 or 3.09% of net assets. The Fund received $5,243,637 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $2,525,329 or 1.12% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $8,435,060. Collateralized by U.S. Government Agency obligations with rates ranging from 0.375% - 0.500%, maturity dates ranging from 1/31/26 - 2/28/26, and an aggregate market value, including accrued interest, of $8,602,649.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Large Cap Growth Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Communications — 30.7%
Internet — 26.2%
Alibaba Group Holding Ltd. Sponsored ADR (a)	22,450	$1,947,313
Alphabet, Inc. Class A (a)	54,673	7,154,509
Alphabet, Inc. Class C (a)	40,062	5,282,175
Amazon.com, Inc. (a)	77,592	9,863,495
Meta Platforms, Inc. Class A (a)	48,818	14,655,652
Netflix, Inc. (a)	19,254	7,270,310
Shopify, Inc. Class A (a)	57,156	3,119,003
		49,292,457
Media — 4.5%
FactSet Research Systems, Inc.	7,141	3,122,474
Walt Disney Co. (a)	64,952	5,264,359
		8,386,833
		57,679,290
Consumer, Cyclical — 9.8%
Auto Manufacturers — 6.0%
Tesla, Inc. (a)	44,940	11,244,887
Retail — 3.8%
Starbucks Corp.	38,257	3,491,716
Yum China Holdings, Inc.	21,949	1,222,998
Yum! Brands, Inc.	18,755	2,343,250
		7,057,964
		18,302,851
Consumer, Non-cyclical — 18.4%
Beverages — 3.2%
Monster Beverage Corp. (a)	112,976	5,982,079
Biotechnology — 6.3%
Illumina, Inc. (a)	17,873	2,453,606
Regeneron Pharmaceuticals, Inc. (a)	5,349	4,402,013
Vertex Pharmaceuticals, Inc. (a)	14,377	4,999,458
		11,855,077
Commercial Services — 1.8%
Block, Inc. (a)	34,453	1,524,890

MML Large Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PayPal Holdings, Inc. (a)	31,250	$1,826,875
		3,351,765
Health Care – Products — 2.6%
Intuitive Surgical, Inc. (a)	8,274	2,418,407
Thermo Fisher Scientific, Inc.	4,728	2,393,172
		4,811,579
Pharmaceuticals — 4.5%
Novartis AG Sponsored ADR	27,103	2,760,712
Novo Nordisk AS Sponsored ADR	40,742	3,705,077
Roche Holding AG Sponsored ADR	61,653	2,091,886
		8,557,675
		34,558,175
Financial — 6.9%
Diversified Financial Services — 6.9%
SEI Investments Co.	40,676	2,449,916
Visa, Inc. Class A	45,423	10,447,744
		12,897,660
Industrial — 7.1%
Aerospace & Defense — 4.8%
Boeing Co. (a)	46,957	9,000,718
Machinery – Diversified — 0.7%
Deere & Co.	3,342	1,261,204
Transportation — 1.6%
Expeditors International of Washington, Inc.	27,101	3,106,587
		13,368,509
Technology — 25.5%
Semiconductors — 9.0%
NVIDIA Corp.	32,241	14,024,513
QUALCOMM, Inc.	26,237	2,913,881
		16,938,394
Software — 16.5%
Autodesk, Inc. (a)	27,331	5,655,057
Microsoft Corp.	28,576	9,022,872
Oracle Corp.	82,172	8,703,658
Salesforce, Inc. (a)	27,442	5,564,689

MML Large Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Workday, Inc. Class A (a)	9,522	$2,045,802
		30,992,078
		47,930,472

TOTAL COMMON STOCK (Cost $154,037,908)		184,736,957

TOTAL EQUITIES (Cost $154,037,908)		184,736,957

TOTAL LONG-TERM INVESTMENTS (Cost $154,037,908)		184,736,957

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (b)	$3,279,897	3,279,897

TOTAL SHORT-TERM INVESTMENTS (Cost $3,279,897)		3,279,897

TOTAL INVESTMENTS — 100.2% (Cost $157,317,805) (c)		188,016,854

Other Assets/(Liabilities) — (0.2)%		(342,360)

NET ASSETS — 100.0%		$187,674,494

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $3,280,335. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 2/28/26 , and an aggregate market value, including accrued interest, of $3,345,578.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Volatility Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Basic Materials — 1.9%
Chemicals — 1.5%
Air Products & Chemicals, Inc. (a)	596	$168,906
Albemarle Corp. (a)	330	56,113
Celanese Corp. (a)	248	31,129
CF Industries Holdings, Inc. (a)	510	43,727
Dow, Inc. (a)	1,821	93,891
DuPont de Nemours, Inc. (a)	1,219	90,925
Eastman Chemical Co. (a)	327	25,088
Ecolab, Inc. (a)	662	112,143
FMC Corp. (a)	313	20,962
International Flavors & Fragrances, Inc. (a)	723	49,287
Linde PLC (LIN US) (a)	1,324	492,991
LyondellBasell Industries NV Class A (a)	693	65,627
Mosaic Co. (a)	859	30,580
PPG Industries, Inc. (a)	637	82,683
Sherwin-Williams Co. (a)	639	162,977
		1,527,029
Forest Products & Paper — 0.0%
International Paper Co. (a)	898	31,852
Iron & Steel — 0.2%
Nucor Corp. (a)	675	105,536
Steel Dynamics, Inc. (a)	443	47,499
		153,035
Mining — 0.2%
Freeport-McMoRan, Inc. (a)	3,859	143,902
Newmont Corp. (a)	2,139	79,036
		222,938
		1,934,854
Communications — 13.4%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (a)	1,066	30,551
Omnicom Group, Inc. (a)	558	41,560
		72,111
Internet — 10.3%
Airbnb, Inc. Class A (a) (b)	1,143	156,831
Alphabet, Inc. Class A (a) (b)	15,982	2,091,405
Alphabet, Inc. Class C (a) (b)	13,687	1,804,631

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Amazon.com, Inc. (a) (b)	24,530	$3,118,254
Booking Holdings, Inc. (a) (b)	96	296,059
CDW Corp. (a)	348	70,212
eBay, Inc. (a)	1,462	64,460
Etsy, Inc. (a) (b)	321	20,730
Expedia Group, Inc. (a) (b)	370	38,136
F5, Inc. (a) (b)	177	28,522
Gen Digital, Inc. (a)	1,715	30,321
Match Group, Inc. (a) (b)	739	28,950
Meta Platforms, Inc. Class A (a) (b)	5,994	1,799,459
Netflix, Inc. (a) (b)	1,203	454,253
Palo Alto Networks, Inc. (a) (b)	816	191,303
VeriSign, Inc. (a) (b)	242	49,012
		10,242,538
Media — 1.2%
Charter Communications, Inc. Class A (a) (b)	269	118,312
Comcast Corp. Class A (a)	11,233	498,071
FactSet Research Systems, Inc. (a)	97	42,414
Fox Corp. Class A (a)	576	17,971
Fox Corp. Class B (a)	505	14,585
News Corp. Class A (a)	573	11,494
News Corp. Class B (a)	716	14,943
Paramount Global Class B (a)	1,322	17,054
Walt Disney Co. (a) (b)	4,929	399,496
Warner Bros Discovery, Inc. (a) (b)	5,891	63,976
		1,198,316
Telecommunications — 1.8%
Arista Networks, Inc. (a) (b)	672	123,601
AT&T, Inc. (a)	19,522	293,220
Cisco Systems, Inc. (a)	11,091	596,252
Corning, Inc. (a)	2,009	61,214
Juniper Networks, Inc. (a)	826	22,954
Motorola Solutions, Inc. (a)	457	124,414
T-Mobile US, Inc. (a) (b)	1,374	192,429
Verizon Communications, Inc. (a)	11,331	367,238
		1,781,322
		13,294,287
Consumer, Cyclical — 9.0%
Airlines — 0.2%
Alaska Air Group, Inc. (a) (b)	399	14,795
American Airlines Group, Inc. (a) (b)	1,709	21,893
Delta Air Lines, Inc. (a)	1,764	65,268
Southwest Airlines Co. (a)	1,575	42,635
United Airlines Holdings, Inc. (a) (b)	887	37,520
		182,111
Apparel — 0.4%
NIKE, Inc. Class B (a)	3,313	316,789
Ralph Lauren Corp. (a)	120	13,931
Tapestry, Inc. (a)	676	19,435

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp. (a)	995	$17,582
		367,737
Auto Manufacturers — 2.4%
Cummins, Inc. (a)	363	82,931
Ford Motor Co. (a)	10,572	131,304
General Motors Co. (a)	3,719	122,616
PACCAR, Inc. (a)	1,420	120,728
Tesla, Inc. (a) (b)	7,460	1,866,641
		2,324,220
Auto Parts & Equipment — 0.1%
Aptiv PLC (a) (b)	728	71,774
BorgWarner, Inc. (a)	693	27,976
		99,750
Distribution & Wholesale — 0.3%
Copart, Inc. (a) (b)	2,422	104,364
Fastenal Co. (a)	1,520	83,053
LKQ Corp. (a)	671	33,221
Pool Corp. (a)	102	36,322
W.W. Grainger, Inc. (a)	118	81,637
		338,597
Entertainment — 0.1%
Caesars Entertainment, Inc. (a) (b)	584	27,069
Live Nation Entertainment, Inc. (a) (b)	379	31,472
		58,541
Home Builders — 0.3%
DR Horton, Inc. (a)	862	92,639
Lennar Corp. Class A (a)	660	74,072
NVR, Inc. (a) (b)	8	47,706
PulteGroup, Inc. (a)	580	42,949
		257,366
Home Furnishing — 0.0%
Whirlpool Corp. (a)	154	20,590
Leisure Time — 0.1%
Carnival Corp. (a) (b)	2,762	37,894
Norwegian Cruise Line Holdings Ltd. (a) (b)	1,239	20,419
Royal Caribbean Cruises Ltd. (a) (b)	608	56,021
		114,334
Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (a)	741	111,284
Las Vegas Sands Corp. (a)	886	40,614
Marriott International, Inc. Class A (a)	661	129,926
MGM Resorts International (a)	763	28,048
Wynn Resorts Ltd. (a)	273	25,228
		335,100

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 4.8%
AutoZone, Inc. (a) (b)	49	$124,460
Bath & Body Works, Inc. (a)	593	20,043
Best Buy Co., Inc. (a)	564	39,181
CarMax, Inc. (a) (b)	410	28,999
Chipotle Mexican Grill, Inc. (a) (b)	74	135,555
Costco Wholesale Corp. (a)	1,198	676,822
Darden Restaurants, Inc. (a)	334	47,836
Dollar General Corp. (a)	589	62,316
Dollar Tree, Inc. (a) (b)	579	61,635
Domino's Pizza, Inc. (a)	103	39,015
Genuine Parts Co. (a)	410	59,196
Home Depot, Inc. (a)	2,707	817,947
Lowe's Cos., Inc. (a)	1,571	326,517
McDonald's Corp. (a)	1,973	519,767
O'Reilly Automotive, Inc. (a) (b)	168	152,689
Ross Stores, Inc. (a)	911	102,897
Starbucks Corp. (a)	3,087	281,751
Target Corp. (a)	1,285	142,082
TJX Cos., Inc. (a)	3,144	279,439
Tractor Supply Co. (a)	284	57,666
Ulta Beauty, Inc. (a) (b)	136	54,325
Walgreens Boots Alliance, Inc. (a)	1,900	42,256
Walmart, Inc. (a)	3,797	607,254
Yum! Brands, Inc. (a)	786	98,203
		4,777,851
Toys, Games & Hobbies — 0.0%
Hasbro, Inc. (a)	336	22,223
		8,898,420
Consumer, Non-cyclical — 19.6%
Agriculture — 0.8%
Altria Group, Inc. (a)	4,886	205,457
Archer-Daniels-Midland Co. (a)	1,453	109,585
Bunge Ltd. (a)	392	42,434
Philip Morris International, Inc. (a)	4,252	393,650
		751,126
Beverages — 1.6%
Brown-Forman Corp. Class B (a)	476	27,460
Coca-Cola Co. (a)	10,488	587,118
Constellation Brands, Inc. Class A (a)	455	114,355
Keurig Dr Pepper, Inc. (a)	2,411	76,115
Molson Coors Beverage Co. Class B (a)	488	31,032
Monster Beverage Corp. (a) (b)	1,970	104,312
PepsiCo, Inc. (a)	3,715	629,470
		1,569,862
Biotechnology — 1.5%
Amgen, Inc. (a)	1,443	387,821
Bio-Rad Laboratories, Inc. Class A (a) (b)	62	22,224
Biogen, Inc. (a) (b)	385	98,949
Corteva, Inc. (a)	2,004	102,525

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gilead Sciences, Inc. (a)	3,364	$252,098
Illumina, Inc. (a) (b)	423	58,069
Incyte Corp. (a) (b)	544	31,427
Moderna, Inc. (a) (b)	898	92,754
Regeneron Pharmaceuticals, Inc. (a) (b)	286	235,367
Vertex Pharmaceuticals, Inc. (a) (b)	703	244,461
		1,525,695
Commercial Services — 1.7%
Automatic Data Processing, Inc. (a)	1,111	267,284
Cintas Corp. (a)	243	116,886
CoStar Group, Inc. (a) (b)	1,145	88,039
Equifax, Inc. (a)	337	61,732
FleetCor Technologies, Inc. (a) (b)	203	51,834
Gartner, Inc. (a) (b)	213	73,189
Global Payments, Inc. (a)	698	80,542
MarketAxess Holdings, Inc. (a)	111	23,714
Moody's Corp. (a)	419	132,475
PayPal Holdings, Inc. (a) (b)	3,002	175,497
Quanta Services, Inc. (a)	415	77,634
Robert Half, Inc. (a)	262	19,199
Rollins, Inc. (a)	571	21,315
S&P Global, Inc. (a)	875	319,734
United Rentals, Inc. (a)	186	82,690
Verisk Analytics, Inc. (a)	398	94,024
		1,685,788
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co. (a)	2,281	162,202
Estee Lauder Cos., Inc. Class A (a)	618	89,332
Kenvue, Inc. (a)	4,599	92,348
Procter & Gamble Co. (a)	6,392	932,337
		1,276,219
Food — 1.0%
Campbell Soup Co. (a)	536	22,019
Conagra Brands, Inc. (a)	1,222	33,507
General Mills, Inc. (a)	1,562	99,952
Hershey Co. (a)	412	82,433
Hormel Foods Corp. (a)	709	26,963
J. M. Smucker Co. (a)	267	32,817
Kellogg Co. (a)	720	42,847
Kraft Heinz Co. (a)	2,309	77,675
Kroger Co. (a)	1,797	80,416
Lamb Weston Holdings, Inc. (a)	410	37,909
McCormick & Co., Inc. (a)	725	54,839
Mondelez International, Inc. Class A (a)	3,694	256,364
Sysco Corp. (a)	1,386	91,545
Tyson Foods, Inc. Class A (a)	771	38,928
		978,214
Health Care – Products — 3.4%
Abbott Laboratories (a)	4,702	455,389
Align Technology, Inc. (a) (b)	196	59,843
Baxter International, Inc. (a)	1,340	50,572
Bio-Techne Corp. (a)	443	30,155

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Boston Scientific Corp. (a) (b)	3,855	$203,544
Cooper Cos., Inc. (a)	134	42,613
Danaher Corp. (a)	1,793	444,843
DENTSPLY SIRONA, Inc. (a)	591	20,189
Edwards Lifesciences Corp. (a) (b)	1,647	114,104
GE HealthCare Technologies, Inc. (a) (b)	1,010	68,720
Hologic, Inc. (a) (b)	657	45,596
IDEXX Laboratories, Inc. (a) (b)	221	96,637
Insulet Corp. (a) (b)	193	30,782
Intuitive Surgical, Inc. (a) (b)	945	276,214
Medtronic PLC (a)	3,654	286,327
ResMed, Inc. (a)	393	58,113
Revvity, Inc. (a)	326	36,088
Steris PLC (a)	281	61,657
Stryker Corp. (a)	926	253,048
Teleflex, Inc. (a)	134	26,319
Thermo Fisher Scientific, Inc. (a)	1,042	527,429
Waters Corp. (a) (b)	143	39,212
West Pharmaceutical Services, Inc. (a)	207	77,668
Zimmer Biomet Holdings, Inc. (a)	547	61,384
		3,366,446
Health Care – Services — 2.3%
Catalent, Inc. (a) (b)	476	21,672
Centene Corp. (a) (b)	1,512	104,147
Charles River Laboratories International, Inc. (a) (b)	154	30,181
DaVita, Inc. (a) (b)	138	13,045
Elevance Health, Inc. (a)	638	277,798
HCA Healthcare, Inc. (a)	532	130,861
Humana, Inc. (a)	333	162,011
IQVIA Holdings, Inc. (a) (b)	494	97,195
Laboratory Corp. of America Holdings (a)	226	45,437
Molina Healthcare, Inc. (a) (b)	161	52,790
Quest Diagnostics, Inc. (a)	315	38,386
UnitedHealth Group, Inc. (a)	2,497	1,258,963
Universal Health Services, Inc. Class B (a)	182	22,883
		2,255,369
Household Products & Wares — 0.2%
Avery Dennison Corp. (a)	234	42,745
Church & Dwight Co., Inc. (a)	622	56,994
Clorox Co. (a)	320	41,939
Kimberly-Clark Corp. (a)	889	107,435
		249,113
Pharmaceuticals — 5.8%
AbbVie, Inc. (a)	4,777	712,060
Becton Dickinson & Co. (a)	788	203,722
Bristol-Myers Squibb Co. (a)	5,664	328,738
Cardinal Health, Inc. (a)	671	58,256
Cencora, Inc. (a)	452	81,346
Cigna Group (a)	807	230,858
CVS Health Corp. (a)	3,508	244,929
Dexcom, Inc. (a) (b)	1,044	97,405
Eli Lilly & Co. (a)	2,152	1,155,904
Henry Schein, Inc. (a) (b)	327	24,280

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Johnson & Johnson (a)	6,486	$1,010,194
McKesson Corp. (a)	368	160,025
Merck & Co., Inc. (a)	6,867	706,958
Organon & Co. (a)	703	12,204
Pfizer, Inc. (a)	15,260	506,174
Viatris, Inc. (a)	3,538	34,885
Zoetis, Inc. (a)	1,244	216,431
		5,784,369
		19,442,201
Energy — 4.7%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a) (b)	375	45,056
First Solar, Inc. (a) (b)	267	43,145
SolarEdge Technologies, Inc. (a) (b)	150	19,426
		107,627
Oil & Gas — 3.9%
APA Corp. (a)	881	36,209
Chevron Corp. (a)	4,774	804,992
ConocoPhillips (a)	3,251	389,470
Coterra Energy, Inc. (a)	1,971	53,315
Devon Energy Corp. (a)	1,807	86,194
Diamondback Energy, Inc. (a)	485	75,117
EOG Resources, Inc. (a)	1,588	201,295
EQT Corp. (a)	1,017	41,270
Exxon Mobil Corp. (a)	10,797	1,269,511
Hess Corp. (a)	773	118,269
Marathon Oil Corp. (a)	1,807	48,337
Marathon Petroleum Corp. (a)	1,068	161,631
Occidental Petroleum Corp. (a)	1,756	113,929
Phillips 66 (a)	1,187	142,618
Pioneer Natural Resources Co. (a)	618	141,862
Valero Energy Corp. (a)	942	133,491
		3,817,510
Oil & Gas Services — 0.4%
Baker Hughes Co. (a)	2,777	98,084
Halliburton Co. (a)	2,389	96,755
Schlumberger NV (a)	3,838	223,755
		418,594
Pipelines — 0.3%
Kinder Morgan, Inc. (a)	5,257	87,161
ONEOK, Inc. (a)	1,211	76,814
Targa Resources Corp. (a)	556	47,660
Williams Cos., Inc. (a)	3,352	112,929
		324,564
		4,668,295

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 13.5%
Banks — 3.7%
Bank of America Corp. (a)	18,739	$513,074
Bank of New York Mellon Corp. (a)	1,938	82,656
Citigroup, Inc. (a)	5,193	213,588
Citizens Financial Group, Inc. (a)	1,189	31,865
Comerica, Inc. (a)	326	13,545
Fifth Third Bancorp (a)	1,799	45,569
Goldman Sachs Group, Inc. (a)	893	288,948
Huntington Bancshares, Inc. (a)	3,637	37,825
JP Morgan Chase & Co. (a)	7,852	1,138,697
KeyCorp. (a)	2,789	30,010
M&T Bank Corp. (a)	442	55,891
Morgan Stanley (a)	3,428	279,965
Northern Trust Corp. (a)	572	39,742
PNC Financial Services Group, Inc. (a)	1,061	130,259
Regions Financial Corp. (a)	2,764	47,541
State Street Corp. (a)	865	57,920
Truist Financial Corp. (a)	3,679	105,256
US Bancorp (a)	4,148	137,133
Wells Fargo & Co. (a)	9,857	402,757
Zions Bancorp NA (a)	473	16,503
		3,668,744
Diversified Financial Services — 3.5%
American Express Co. (a)	1,595	237,958
Ameriprise Financial, Inc. (a)	278	91,651
BlackRock, Inc. (a)	376	243,080
Capital One Financial Corp. (a)	982	95,303
Cboe Global Markets, Inc. (a)	273	42,645
Charles Schwab Corp. (a)	4,017	220,533
CME Group, Inc. (a)	1,000	200,220
Discover Financial Services (a)	652	56,483
Franklin Resources, Inc. (a)	675	16,591
Intercontinental Exchange, Inc. (a)	1,537	169,101
Invesco Ltd. (a)	1,194	17,337
Mastercard, Inc. Class A (a)	2,264	896,340
Nasdaq, Inc. (a)	918	44,606
Raymond James Financial, Inc. (a)	534	53,630
Synchrony Financial (a)	1,239	37,876
T. Rowe Price Group, Inc. (a)	619	64,915
Visa, Inc. Class A (a)	4,327	995,253
		3,483,522
Insurance — 3.8%
Aflac, Inc. (a)	1,465	112,439
Allstate Corp. (a)	685	76,316
American International Group, Inc. (a)	1,967	119,200
Aon PLC Class A (a)	555	179,942
Arch Capital Group Ltd. (a) (b)	990	78,913
Arthur J Gallagher & Co. (a)	601	136,986
Assurant, Inc. (a)	169	24,265
Berkshire Hathaway, Inc. Class B (a) (b)	4,919	1,723,126
Brown & Brown, Inc. (a)	588	41,066
Chubb Ltd. (a)	1,112	231,496
Cincinnati Financial Corp. (a)	420	42,962

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Everest Group Ltd. (a)	118	$43,857
Globe Life, Inc. (a)	227	24,682
Hartford Financial Services Group, Inc. (a)	853	60,486
Loews Corp. (a)	382	24,184
Marsh & McLennan Cos., Inc. (a)	1,337	254,431
MetLife, Inc. (a)	1,752	110,218
Principal Financial Group, Inc. (a)	604	43,530
Progressive Corp. (a)	1,581	220,233
Prudential Financial, Inc. (a)	949	90,051
Travelers Cos., Inc. (a)	600	97,986
W. R. Berkley Corp. (a)	603	38,285
Willis Towers Watson PLC (a)	271	56,628
		3,831,282
Private Equity — 0.2%
Blackstone, Inc. (a)	1,906	204,209
Real Estate — 0.1%
CBRE Group, Inc. Class A (a) (b)	805	59,457
Real Estate Investment Trusts (REITS) — 2.2%
Alexandria Real Estate Equities, Inc. (a)	456	45,646
American Tower Corp. (a)	1,259	207,043
AvalonBay Communities, Inc. (a)	372	63,887
Boston Properties, Inc. (a)	328	19,509
Camden Property Trust (a)	260	24,591
Crown Castle, Inc. (a)	1,215	111,817
Digital Realty Trust, Inc. (a)	808	97,784
Equinix, Inc. (a)	252	183,018
Equity Residential (a)	879	51,606
Essex Property Trust, Inc. (a)	168	35,631
Extra Space Storage, Inc. (a)	550	66,869
Federal Realty Investment Trust (a)	154	13,957
Healthpeak Properties, Inc. (a)	1,659	30,459
Host Hotels & Resorts, Inc. (a)	1,947	31,288
Invitation Homes, Inc. (a)	1,638	51,908
Iron Mountain, Inc. (a)	833	49,522
Kimco Realty Corp. (a)	1,802	31,697
Mid-America Apartment Communities, Inc. (a)	289	37,180
Prologis, Inc. (a)	2,539	284,901
Public Storage (a)	415	109,361
Realty Income Corp. (a)	1,834	91,590
Regency Centers Corp. (a)	437	25,975
SBA Communications Corp. (a)	288	57,649
Simon Property Group, Inc. (a)	885	95,607
UDR, Inc. (a)	872	31,104
Ventas, Inc. (a)	1,157	48,744
VICI Properties, Inc. (a)	2,756	80,200
Welltower, Inc. (a)	1,396	114,360
Weyerhaeuser Co. (a)	2,021	61,964
		2,154,867
		13,402,081
Industrial — 7.4%
Aerospace & Defense — 1.4%
Boeing Co. (a) (b)	1,528	292,887

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
General Dynamics Corp. (a)	602	$133,024
Howmet Aerospace, Inc. (a)	1,029	47,591
L3 Harris Technologies, Inc. (a)	510	88,801
Lockheed Martin Corp. (a)	617	252,329
Northrop Grumman Corp. (a)	395	173,875
RTX Corp. (a)	4,008	288,456
TransDigm Group, Inc. (a) (b)	137	115,509
		1,392,472
Building Materials — 0.5%
Carrier Global Corp. (a)	2,285	126,132
Johnson Controls International PLC (a)	1,870	99,503
Martin Marietta Materials, Inc. (a)	165	67,729
Masco Corp. (a)	543	29,023
Mohawk Industries, Inc. (a) (b)	120	10,297
Trane Technologies PLC (a)	626	127,022
Vulcan Materials Co. (a)	355	71,717
		531,423
Electrical Components & Equipment — 0.3%
AMETEK, Inc. (a)	645	95,305
Emerson Electric Co. (a)	1,518	146,593
Generac Holdings, Inc. (a) (b)	180	19,613
		261,511
Electronics — 1.0%
Agilent Technologies, Inc. (a)	778	86,996
Allegion PLC (a)	250	26,050
Amphenol Corp. Class A (a)	1,624	136,400
Fortive Corp. (a)	970	71,935
Garmin Ltd. (a)	452	47,550
Honeywell International, Inc. (a)	1,776	328,098
Keysight Technologies, Inc. (a) (b)	476	62,980
Mettler-Toledo International, Inc. (a) (b)	59	65,376
TE Connectivity Ltd. (a)	843	104,136
Trimble, Inc. (a) (b)	707	38,079
		967,600
Engineering & Construction — 0.0%
Jacobs Solutions, Inc. (a)	332	45,318
Environmental Controls — 0.3%
Pentair PLC (a)	468	30,303
Republic Services, Inc. (a)	589	83,939
Waste Management, Inc. (a)	978	149,086
		263,328
Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	140	35,709
Stanley Black & Decker, Inc. (a)	423	35,354
		71,063
Machinery – Construction & Mining — 0.4%
Caterpillar, Inc. (a)	1,389	379,197

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 0.8%
Deere & Co. (a)	741	$279,639
Dover Corp. (a)	396	55,246
IDEX Corp. (a)	203	42,228
Ingersoll Rand, Inc. (a)	1,021	65,058
Nordson Corp. (a)	149	33,252
Otis Worldwide Corp. (a)	1,147	92,115
Rockwell Automation, Inc. (a)	311	88,906
Westinghouse Air Brake Technologies Corp. (a)	453	48,140
Xylem, Inc. (a)	662	60,262
		764,846
Miscellaneous - Manufacturing — 1.2%
3M Co. (a)	1,506	140,992
A.O. Smith Corp. (a)	389	25,725
Axon Enterprise, Inc. (a) (b)	199	39,599
Eaton Corp. PLC (a)	1,087	231,835
General Electric Co. (a)	2,933	324,243
Illinois Tool Works, Inc. (a)	733	168,817
Parker-Hannifin Corp. (a)	345	134,384
Teledyne Technologies, Inc. (a) (b)	122	49,847
Textron, Inc. (a)	576	45,009
		1,160,451
Packaging & Containers — 0.1%
Amcor PLC (a)	3,806	34,863
Ball Corp. (a)	863	42,960
Packaging Corp. of America (a)	260	39,923
Sealed Air Corp. (a)	401	13,177
Westrock Co. (a)	618	22,124
		153,047
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	90	18,412
Transportation — 1.3%
C.H. Robinson Worldwide, Inc. (a)	274	23,600
CSX Corp. (a)	5,619	172,784
Expeditors International of Washington, Inc. (a)	439	50,323
FedEx Corp. (a)	632	167,429
JB Hunt Transport Services, Inc. (a)	212	39,966
Norfolk Southern Corp. (a)	603	118,749
Old Dominion Freight Line, Inc. (a)	247	101,058
Union Pacific Corp. (a)	1,645	334,971
United Parcel Service, Inc. Class B (a)	1,912	298,023
		1,306,903
		7,315,571
Technology — 26.0%
Computers — 8.3%
Accenture PLC Class A (a)	1,702	522,701
Apple, Inc. (a)	39,714	6,799,434
Cognizant Technology Solutions Corp. Class A (a)	1,386	93,888
DXC Technology Co. (a) (b)	704	14,664

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EPAM Systems, Inc. (a) (b)	150	$38,353
Fortinet, Inc. (a) (b)	1,741	102,162
Hewlett Packard Enterprise Co. (a)	3,426	59,510
HP, Inc. (a)	2,334	59,984
International Business Machines Corp. (a)	2,504	351,311
Leidos Holdings, Inc. (a)	415	38,246
NetApp, Inc. (a)	564	42,796
Seagate Technology Holdings PLC (a)	510	33,635
Western Digital Corp. (a) (b)	903	41,204
		8,197,888
Office & Business Equipment — 0.0%
Zebra Technologies Corp. Class A (a) (b)	140	33,114
Semiconductors — 7.1%
Advanced Micro Devices, Inc. (a) (b)	4,354	447,678
Analog Devices, Inc. (a)	1,351	236,547
Applied Materials, Inc. (a)	2,266	313,728
Broadcom, Inc. (a)	1,115	926,097
Intel Corp. (a)	11,278	400,933
KLA Corp. (a)	366	167,870
Lam Research Corp. (a)	368	230,651
Microchip Technology, Inc. (a)	1,506	117,543
Micron Technology, Inc. (a)	3,004	204,362
Monolithic Power Systems, Inc. (a)	125	57,750
NVIDIA Corp. (a)	6,676	2,903,993
NXP Semiconductors NV (a)	690	137,945
ON Semiconductor Corp. (a) (b)	1,193	110,889
Qorvo, Inc. (a) (b)	243	23,199
QUALCOMM, Inc. (a)	3,004	333,624
Skyworks Solutions, Inc. (a)	462	45,549
Teradyne, Inc. (a)	410	41,189
Texas Instruments, Inc. (a)	2,448	389,256
		7,088,803
Software — 10.6%
Activision Blizzard, Inc. (a)	1,948	182,391
Adobe, Inc. (a) (b)	1,229	626,667
Akamai Technologies, Inc. (a) (b)	423	45,066
ANSYS, Inc. (a) (b)	227	67,544
Autodesk, Inc. (a) (b)	576	119,180
Broadridge Financial Solutions, Inc. (a)	309	55,326
Cadence Design Systems, Inc. (a) (b)	742	173,851
Ceridian HCM Holding, Inc. (a) (b)	388	26,326
Electronic Arts, Inc. (a)	645	77,658
Fair Isaac Corp. (a) (b)	70	60,797
Fidelity National Information Services, Inc. (a)	1,630	90,090
Fiserv, Inc. (a) (b)	1,617	182,656
Intuit, Inc. (a)	757	386,782
Jack Henry & Associates, Inc. (a)	206	31,135
Microsoft Corp. (a)	20,074	6,338,366
MSCI, Inc. (a)	220	112,878
Oracle Corp. (a)	4,242	449,313
Paychex, Inc. (a)	873	100,683
Paycom Software, Inc. (a)	134	34,742
PTC, Inc. (a) (b)	318	45,054
Roper Technologies, Inc. (a)	285	138,020

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Salesforce, Inc. (a) (b)	2,648	$536,961
ServiceNow, Inc. (a) (b)	559	312,459
Synopsys, Inc. (a) (b)	408	187,260
Take-Two Interactive Software, Inc. (a) (b)	420	58,964
Tyler Technologies, Inc. (a) (b)	107	41,317
		10,481,486
		25,801,291
Utilities — 2.3%
Electric — 2.1%
AES Corp. (a)	1,719	26,129
Alliant Energy Corp. (a)	726	35,175
Ameren Corp. (a)	766	57,320
American Electric Power Co., Inc. (a)	1,392	104,706
CenterPoint Energy, Inc. (a)	1,884	50,585
CMS Energy Corp. (a)	711	37,761
Consolidated Edison, Inc. (a)	986	84,333
Constellation Energy Corp. (a)	869	94,791
Dominion Energy, Inc. (a)	2,211	98,765
DTE Energy Co. (a)	526	52,221
Duke Energy Corp. (a)	2,084	183,934
Edison International (a)	986	62,404
Entergy Corp. (a)	614	56,795
Evergy, Inc. (a)	586	29,710
Eversource Energy (a)	969	56,347
Exelon Corp. (a)	2,640	99,766
FirstEnergy Corp. (a)	1,452	49,629
NextEra Energy, Inc. (a)	5,556	318,303
NRG Energy, Inc. (a)	649	24,999
PG&E Corp. (a) (b)	5,534	89,263
Pinnacle West Capital Corp. (a)	241	17,757
PPL Corp. (a)	1,758	41,418
Public Service Enterprise Group, Inc. (a)	1,404	79,902
Sempra (a)	1,676	114,018
Southern Co. (a)	2,909	188,271
WEC Energy Group, Inc. (a)	850	68,468
Xcel Energy, Inc. (a)	1,549	88,634
		2,211,404
Gas — 0.1%
Atmos Energy Corp. (a)	391	41,419
NiSource, Inc. (a)	1,069	26,383
		67,802
Water — 0.1%
American Water Works Co., Inc. (a)	503	62,286
		2,341,492

TOTAL COMMON STOCK (Cost $61,788,608)		97,098,492

TOTAL EQUITIES (Cost $61,788,608)		97,098,492

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp.
5.000% 8/01/49 (c) (d)	$359,000	$—

TOTAL CORPORATE DEBT (Cost $0)		—

TOTAL BONDS & NOTES (Cost $0)		—

TOTAL PURCHASED OPTIONS(#) — 1.4% (Cost $1,096,132)		1,350,944

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Health Care – Products — 0.0%
Abiomed, Inc., CVR (b) (c) (d)	136	—

TOTAL RIGHTS (Cost $139)		—

TOTAL LONG-TERM INVESTMENTS (Cost $62,884,879)		98,449,436

SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (e)	1,612,661	1,612,661

TOTAL SHORT-TERM INVESTMENTS (Cost $1,612,661)		1,612,661

TOTAL INVESTMENTS — 100.8% (Cost $64,497,540) (f)		100,062,097

Other Assets/(Liabilities) — (0.8)%		(818,279)

NET ASSETS — 100.0%		$99,243,818

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is pledged/held as collateral for open derivatives.
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2023, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Maturity value of $1,612,876. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 2/28/26, and an aggregate market value, including accrued interest, of $1,644,981.
(f)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Put
S&P 500 Index	11/17/23	3,925.00	33	USD	12,952,500	$59,730	$141,488	$(81,758)
S&P 500 Index	11/17/23	4,050.00	33	USD	13,365,000	96,690	119,477	(22,787)
S&P 500 Index	12/15/23	4,100.00	33	USD	13,530,000	182,820	138,550	44,270
S&P 500 Index	12/15/23	4,150.00	30	USD	12,450,000	201,660	116,815	84,845
S&P 500 Index	1/19/24	4,150.00	32	USD	13,280,000	265,600	150,160	115,440
S&P 500 Index	2/16/24	4,050.00	32	USD	12,960,000	248,896	243,440	5,456
S&P 500 Index	3/15/24	4,050.00	33	USD	13,365,000	295,548	186,202	109,346
						$1,350,944	$1,096,132	$254,812

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
S&P 500 Index	10/20/23	4,400.00	25	USD	11,000,000	$(48,900)	$(261,688)	$212,788
S&P 500 Index	10/20/23	4,550.00	25	USD	11,375,000	(2,375)	(108,330)	105,955
S&P 500 Index	10/20/23	4,650.00	25	USD	11,625,000	(375)	(239,938)	239,563
S&P 500 Index	10/20/23	4,700.00	25	USD	11,750,000	(375)	(158,715)	158,340
S&P 500 Index	10/31/23	4,350.00	25	USD	10,875,000	(133,750)	(163,563)	29,813
S&P 500 Index	10/31/23	4,400.00	26	USD	11,440,000	(83,980)	(183,495)	99,515
S&P 500 Index	11/17/23	4,400.00	25	USD	11,000,000	(128,750)	(197,563)	68,813
S&P 500 Index	11/17/23	4,500.00	25	USD	11,250,000	(54,075)	(219,688)	165,613
S&P 500 Index	11/30/23	4,400.00	25	USD	11,000,000	(163,600)	(187,560)	23,960
						$(616,180)	$(1,720,540)	$1,104,360

Currency Legend

USD	U.S. Dollar

MML Mid Cap Growth Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.5%
Basic Materials — 0.5%
Chemicals — 0.5%
RPM International, Inc.	15,600	$1,479,036
Communications — 5.1%
Advertising — 1.5%
Trade Desk, Inc. Class A (a)	60,300	4,712,445
Internet — 3.0%
CDW Corp.	19,884	4,011,796
Etsy, Inc. (a)	20,357	1,314,655
Maplebear, Inc. (a)	3,692	109,616
Maplebear, Inc., Lockup Shares (Acquired 11/19/21, Cost $624,541) (a) (b) (c)	5,164	153,319
Match Group, Inc. (a)	23,395	916,499
Spotify Technology SA (a)	18,500	2,860,840
		9,366,725
Media — 0.6%
Liberty Media Corp-Liberty Formula One Class C (a)	24,860	1,548,778
New York Times Co. Class A	14,200	585,040
		2,133,818
		16,212,988
Consumer, Cyclical — 12.0%
Airlines — 0.6%
Southwest Airlines Co.	68,800	1,862,416
Auto Parts & Equipment — 0.1%
Mobileye Global, Inc. Class A (a) (d)	4,416	183,485
Entertainment — 0.3%
Caesars Entertainment, Inc. (a)	12,905	598,147
DraftKings, Inc. Class A (a)	14,892	438,420
Liberty Media Corp-Liberty Live Class C (a)	1,232	39,547
		1,076,114
Lodging — 1.9%
Hilton Worldwide Holdings, Inc.	25,600	3,844,608
MGM Resorts International	58,432	2,147,960
		5,992,568

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 9.1%
Bath & Body Works, Inc.	48,200	$1,629,160
Burlington Stores, Inc. (a)	20,500	2,773,650
Casey's General Stores, Inc.	8,400	2,280,768
Chipotle Mexican Grill, Inc. (a)	500	915,915
Dollar General Corp.	2,300	243,340
Dollar Tree, Inc. (a)	22,529	2,398,212
Domino's Pizza, Inc.	9,002	3,409,868
Five Below, Inc. (a)	10,400	1,673,360
Freshpet, Inc. (a)	42,533	2,802,074
Lululemon Athletica, Inc. (a)	8,284	3,194,393
O'Reilly Automotive, Inc. (a)	800	727,088
Ross Stores, Inc.	21,100	2,383,245
Tractor Supply Co.	3,385	687,324
Ulta Beauty, Inc. (a)	2,100	838,845
Yum! Brands, Inc.	20,007	2,499,675
		28,456,917
		37,571,500
Consumer, Non-cyclical — 31.3%
Beverages — 0.5%
Boston Beer Co., Inc. Class A (a)	2,094	815,676
Celsius Holdings, Inc. (a)	4,665	800,514
		1,616,190
Biotechnology — 4.2%
Alnylam Pharmaceuticals, Inc. (a)	13,900	2,461,690
Apellis Pharmaceuticals, Inc. (a) (d)	11,482	436,775
Argenx SE ADR (a)	2,523	1,240,383
Biogen, Inc. (a)	7,500	1,927,575
CRISPR Therapeutics AG (a) (d)	10,328	468,788
Illumina, Inc. (a)	13,509	1,854,516
Ionis Pharmaceuticals, Inc. (a)	40,400	1,832,544
Karuna Therapeutics, Inc. (a)	5,204	879,944
Roivant Sciences Ltd. (a)	43,894	512,682
Sarepta Therapeutics, Inc. (a)	7,520	911,574
Seagen, Inc. (a)	2,300	487,945
		13,014,416
Commercial Services — 8.7%
Bright Horizons Family Solutions, Inc. (a)	11,300	920,498
CoStar Group, Inc. (a)	56,915	4,376,194
Equifax, Inc.	15,900	2,912,562
FleetCor Technologies, Inc. (a)	10,800	2,757,672
Gartner, Inc. (a)	12,411	4,264,544
MarketAxess Holdings, Inc.	4,700	1,004,108
Paylocity Holding Corp. (a)	9,900	1,798,830
TransUnion	74,855	5,373,841
United Rentals, Inc.	4,400	1,956,108
Verisk Analytics, Inc.	8,600	2,031,664
		27,396,021

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 0.4%
Kenvue, Inc.	67,162	$1,348,613
Food — 0.3%
TreeHouse Foods, Inc. (a)	23,407	1,020,077
Health Care – Products — 11.2%
Alcon, Inc.	26,000	2,003,560
Align Technology, Inc. (a)	7,424	2,266,696
Avantor, Inc. (a)	149,500	3,151,460
Bruker Corp.	45,558	2,838,263
Cooper Cos., Inc.	6,900	2,194,269
DENTSPLY SIRONA, Inc.	21,200	724,192
Enovis Corp. (a)	27,578	1,454,188
Exact Sciences Corp. (a)	45,087	3,075,835
Hologic, Inc. (a)	88,800	6,162,720
ICU Medical, Inc. (a) (d)	6,300	749,763
Omnicell, Inc. (a)	18,128	816,485
Quidelortho Corp. (a)	17,733	1,295,218
Repligen Corp. (a)	10,412	1,655,612
Teleflex, Inc.	21,440	4,211,031
West Pharmaceutical Services, Inc.	6,335	2,376,955
		34,976,247
Health Care – Services — 4.5%
Acadia Healthcare Co., Inc. (a)	33,300	2,341,323
agilon health, Inc. (a) (d)	60,984	1,083,076
Catalent, Inc. (a)	49,248	2,242,261
ICON PLC (a)	14,802	3,644,993
Molina Healthcare, Inc. (a)	14,424	4,729,485
		14,041,138
Household Products & Wares — 1.2%
Avery Dennison Corp.	16,600	3,032,322
Reynolds Consumer Products, Inc.	33,900	868,857
		3,901,179
Pharmaceuticals — 0.3%
Ascendis Pharma AS ADR (a)	9,800	917,672
		98,231,553
Energy — 4.1%
Energy – Alternate Sources — 0.1%
Shoals Technologies Group, Inc. Class A (a)	21,600	394,200
Oil & Gas — 1.8%
Coterra Energy, Inc.	47,200	1,276,760
EQT Corp.	47,600	1,931,608
Pioneer Natural Resources Co.	10,015	2,298,943
Range Resources Corp.	8,300	269,003
		5,776,314
Oil & Gas Services — 0.2%
TechnipFMC PLC	31,208	634,771

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 2.0%
Cheniere Energy, Inc.	37,185	$6,171,222
		12,976,507
Financial — 6.3%
Diversified Financial Services — 3.1%
Cboe Global Markets, Inc.	2,600	406,146
Hamilton Lane, Inc. Class A	32,520	2,941,109
Intercontinental Exchange, Inc.	22,500	2,475,450
Raymond James Financial, Inc.	14,600	1,466,278
Tradeweb Markets, Inc. Class A	32,300	2,590,460
		9,879,443
Insurance — 1.3%
Assurant, Inc.	18,200	2,613,156
Axis Capital Holdings Ltd.	17,100	963,927
Kemper Corp.	4,700	197,541
Markel Group, Inc. (a)	250	368,122
		4,142,746
Private Equity — 1.9%
Ares Management Corp. Class A	24,565	2,527,002
KKR & Co., Inc.	53,700	3,307,920
		5,834,922
		19,857,111
Industrial — 17.2%
Aerospace & Defense — 0.5%
Hexcel Corp.	23,812	1,551,114
Building Materials — 1.6%
Builders FirstSource, Inc. (a)	19,746	2,458,179
Martin Marietta Materials, Inc.	6,560	2,692,749
		5,150,928
Electrical Components & Equipment — 0.1%
Littelfuse, Inc.	1,800	445,176
Electronics — 4.7%
Agilent Technologies, Inc.	55,403	6,195,164
Amphenol Corp. Class A	22,600	1,898,174
Fortive Corp.	49,400	3,663,504
Keysight Technologies, Inc. (a)	21,400	2,831,434
		14,588,276
Environmental Controls — 1.0%
Clean Harbors, Inc. (a)	14,417	2,412,829
Waste Connections, Inc.	6,000	805,800
		3,218,629

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 1.6%
BWX Technologies, Inc.	64,639	$4,846,632
Machinery – Diversified — 2.7%
Cognex Corp.	21,100	895,484
Esab Corp.	25,983	1,824,526
IDEX Corp.	6,600	1,372,932
Ingersoll Rand, Inc.	70,900	4,517,748
		8,610,690
Miscellaneous - Manufacturing — 2.1%
Axon Enterprise, Inc. (a)	8,317	1,655,000
Textron, Inc.	62,093	4,851,947
		6,506,947
Packaging & Containers — 1.6%
Ball Corp.	73,047	3,636,280
Sealed Air Corp.	40,000	1,314,400
		4,950,680
Transportation — 1.3%
JB Hunt Transport Services, Inc.	21,700	4,090,884
		53,959,956
Technology — 21.0%
Computers — 1.7%
Crowdstrike Holdings, Inc. Class A (a)	20,910	3,499,916
Fortinet, Inc. (a)	28,000	1,643,040
		5,142,956
Semiconductors — 6.6%
KLA Corp.	8,688	3,984,838
Lattice Semiconductor Corp. (a)	17,500	1,503,775
Marvell Technology, Inc.	107,307	5,808,528
Microchip Technology, Inc.	93,000	7,258,650
NXP Semiconductors NV	4,200	839,664
ON Semiconductor Corp. (a)	15,409	1,432,266
		20,827,721
Software — 12.7%
Aspen Technology, Inc. (a)	11,905	2,431,715
Atlassian Corp. Class A (a)	5,200	1,047,852
Bill Holdings, Inc. (a) (d)	10,728	1,164,739
Broadridge Financial Solutions, Inc.	11,472	2,054,062
Cadence Design Systems, Inc. (a)	8,334	1,952,656
CCC Intelligent Solutions Holdings, Inc. (a)	131,491	1,755,405
Ceridian HCM Holding, Inc. (a)	39,505	2,680,414
Clear Secure, Inc. Class A	14,693	279,755
Confluent, Inc. Class A (a)	8,900	263,529
Electronic Arts, Inc.	24,154	2,908,142
Fair Isaac Corp. (a)	2,800	2,431,884
HashiCorp, Inc. Class A (a)	4,500	102,735
Klaviyo, Inc. Class A (a) (d)	4,247	146,521

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MongoDB, Inc. (a)	6,800	$2,351,848
MSCI, Inc.	6,183	3,172,374
PTC, Inc. (a)	21,575	3,056,746
Roper Technologies, Inc.	4,600	2,227,688
Synopsys, Inc. (a)	2,282	1,047,369
Tyler Technologies, Inc. (a)	1,700	656,438
Veeva Systems, Inc. Class A (a)	31,188	6,345,199
ZoomInfo Technologies, Inc. (a)	107,722	1,766,640
		39,843,711
		65,814,388

TOTAL COMMON STOCK (Cost $262,288,743)		306,103,039

PREFERRED STOCK — 0.3%
Consumer, Cyclical — 0.0%
Auto Manufacturers — 0.0%
Nuro, Inc., Series D (Acquired 10/29/21, Cost $159,220) (a) (b) (c) (e)	7,638	47,356
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $200,090) (a) (b) (c) (e)	4,221	201,493
Health Care – Services — 0.0%
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $271,366) (a) (b) (c) (e)	33,502	179,236
		380,729
Industrial — 0.1%
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $407,982) (a) (b) (c) (e)	9,885	200,468
Technology — 0.1%
Software — 0.1%
Databricks, Inc., Series H (Acquired 8/31/21, Cost $185,327) (a) (b) (c) (e)	2,522	185,367

TOTAL PREFERRED STOCK (Cost $1,223,984)		813,920

TOTAL EQUITIES (Cost $263,512,727)		306,916,959

TOTAL LONG-TERM INVESTMENTS (Cost $263,512,727)		306,916,959

SHORT-TERM INVESTMENTS — 2.6%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	629,982	629,982
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund	107	107

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (g)	$7,594,441	$7,594,441

TOTAL SHORT-TERM INVESTMENTS (Cost $8,224,530)		8,224,530

TOTAL INVESTMENTS — 100.4% (Cost $271,737,257) (h)		315,141,489

Other Assets/(Liabilities) — (0.4)%		(1,266,617)

NET ASSETS — 100.0%		$313,874,872

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2023, these securities amounted to a value of $967,239 or 0.31% of net assets.
(c)	Restricted security. Certain securities are restricted to resale. At September 30, 2023, these securities amounted to a value of $967,239 or 0.31% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $4,026,992 or 1.28% of net assets. The Fund received $3,487,359 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Investment is valued using significant unobservable inputs.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $7,595,454. Collateralized by U.S. Government Agency obligations with rates ranging from 0.375% - 0.500%, maturity dates ranging from 1/31/26 - 2/28/26, and an aggregate market value, including accrued interest, of $7,746,402.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Mid Cap Value Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.4%

COMMON STOCK — 95.7%
Basic Materials — 1.3%
Chemicals — 1.3%
Akzo Nobel NV	44,174	$3,187,796
Communications — 5.8%
Advertising — 1.5%
Interpublic Group of Cos., Inc.	83,007	2,378,980
Omnicom Group, Inc.	18,439	1,373,337
		3,752,317
Internet — 1.2%
F5, Inc. (a)	19,302	3,110,324
Media — 1.2%
Fox Corp. Class B	100,566	2,904,346
Telecommunications — 1.9%
BCE, Inc. (b)	45,875	1,751,238
Corning, Inc.	33,740	1,028,058
Juniper Networks, Inc.	72,761	2,022,028
		4,801,324
		14,568,311
Consumer, Cyclical — 9.3%
Airlines — 1.4%
Southwest Airlines Co.	129,540	3,506,648
Auto Manufacturers — 0.6%
Cummins, Inc.	6,875	1,570,662
Auto Parts & Equipment — 2.5%
Aptiv PLC (a)	13,189	1,300,303
BorgWarner, Inc.	71,191	2,873,981
Cie Generale des Etablissements Michelin SCA	68,764	2,107,603
		6,281,887
Distribution & Wholesale — 1.0%
Bunzl PLC	72,009	2,555,789
Retail — 3.8%
Beacon Roofing Supply, Inc. (a)	29,799	2,299,589
Dollar Tree, Inc. (a)	34,295	3,650,703

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MSC Industrial Direct Co., Inc. Class A	36,863	$3,618,103
		9,568,395
		23,483,381
Consumer, Non-cyclical — 21.6%
Cosmetics & Personal Care — 0.6%
Kenvue, Inc.	71,468	1,435,077
Food — 5.2%
Conagra Brands, Inc.	212,514	5,827,134
General Mills, Inc.	19,797	1,266,810
J. M. Smucker Co.	10,394	1,277,527
Koninklijke Ahold Delhaize NV	156,842	4,729,273
		13,100,744
Health Care – Products — 5.1%
DENTSPLY SIRONA, Inc.	43,270	1,478,103
Embecta Corp.	44,134	664,217
Envista Holdings Corp. (a)	66,991	1,867,709
Hologic, Inc. (a)	18,837	1,307,288
Smith & Nephew PLC ADR Sponsored ADR	47,347	1,172,785
Zimmer Biomet Holdings, Inc.	57,662	6,470,830
		12,960,932
Health Care – Services — 5.2%
Centene Corp. (a)	29,306	2,018,597
Laboratory Corp. of America Holdings	15,601	3,136,581
Quest Diagnostics, Inc.	35,796	4,362,101
Universal Health Services, Inc. Class B	28,806	3,621,778
		13,139,057
Household Products & Wares — 1.6%
Kimberly-Clark Corp.	33,329	4,027,810
Pharmaceuticals — 3.9%
Cardinal Health, Inc.	26,866	2,332,506
Cencora, Inc.	11,673	2,100,790
Henry Schein, Inc. (a)	71,778	5,329,516
		9,762,812
		54,426,432
Energy — 5.0%
Oil & Gas — 2.3%
Devon Energy Corp.	11,826	564,100
Diamondback Energy, Inc.	11,652	1,804,662
EQT Corp.	33,458	1,357,726
Occidental Petroleum Corp.	33,762	2,190,478
		5,916,966
Oil & Gas Services — 0.8%
Baker Hughes Co.	56,500	1,995,580

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 1.9%
Enterprise Products Partners LP (c)	171,272	$4,687,715
		12,600,261
Financial — 24.4%
Banks — 7.9%
Bank of New York Mellon Corp.	133,821	5,707,466
First Hawaiian, Inc.	111,406	2,010,878
Northern Trust Corp.	86,390	6,002,377
Prosperity Bancshares, Inc.	16,899	922,348
Truist Financial Corp.	102,679	2,937,646
US Bancorp	37,480	1,239,089
Westamerica BanCorp	22,401	968,843
		19,788,647
Diversified Financial Services — 1.4%
T. Rowe Price Group, Inc.	33,854	3,550,269
Insurance — 7.6%
Aflac, Inc.	32,604	2,502,357
Allstate Corp.	55,608	6,195,287
Hanover Insurance Group, Inc.	19,398	2,152,790
Reinsurance Group of America, Inc.	28,622	4,155,628
Willis Towers Watson PLC	20,452	4,273,650
		19,279,712
Real Estate Investment Trusts (REITS) — 7.3%
Essex Property Trust, Inc.	13,838	2,934,902
Healthpeak Properties, Inc.	165,607	3,040,545
Public Storage	10,156	2,676,309
Realty Income Corp.	71,772	3,584,294
Regency Centers Corp.	55,239	3,283,406
VICI Properties, Inc.	51,254	1,491,491
WP Carey, Inc.	23,417	1,266,391
		18,277,338
Savings & Loans — 0.2%
Capitol Federal Financial, Inc.	125,592	599,074
		61,495,040
Industrial — 15.2%
Aerospace & Defense — 0.7%
General Dynamics Corp.	7,901	1,745,884
Building Materials — 1.0%
Cie de Saint-Gobain SA	41,486	2,485,365
Electrical Components & Equipment — 1.6%
Emerson Electric Co.	42,070	4,062,700
Electronics — 1.4%
nVent Electric PLC	17,591	932,147

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TE Connectivity Ltd.	20,637	$2,549,289
		3,481,436
Engineering & Construction — 1.3%
Vinci SA	29,304	3,244,150
Environmental Controls — 0.5%
Republic Services, Inc.	8,843	1,260,216
Machinery – Construction & Mining — 1.3%
Oshkosh Corp.	35,943	3,430,041
Machinery – Diversified — 0.4%
IMI PLC	51,234	974,433
Packaging & Containers — 3.6%
Amcor PLC	345,963	3,169,021
Packaging Corp. of America	28,772	4,417,940
Sonoco Products Co.	30,185	1,640,555
		9,227,516
Shipbuilding — 1.4%
Huntington Ingalls Industries, Inc.	16,838	3,444,718
Transportation — 2.0%
Heartland Express, Inc.	122,869	1,804,946
Norfolk Southern Corp.	16,763	3,301,137
		5,106,083
		38,462,542
Technology — 3.0%
Computers — 2.2%
Amdocs Ltd.	38,779	3,276,438
HP, Inc.	89,237	2,293,391
		5,569,829
Semiconductors — 0.3%
Teradyne, Inc.	7,306	733,961
Software — 0.5%
Electronic Arts, Inc.	10,723	1,291,049
		7,594,839
Utilities — 10.1%
Electric — 8.1%
CMS Energy Corp.	34,724	1,844,192
Duke Energy Corp.	36,041	3,180,979
Edison International	50,055	3,167,981
Evergy, Inc.	49,065	2,487,595
Eversource Energy	32,167	1,870,511
Northwestern Energy Group, Inc.	80,391	3,863,591
Pinnacle West Capital Corp.	28,441	2,095,533

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WEC Energy Group, Inc.	25,096	$2,021,483
		20,531,865
Gas — 2.0%
Atmos Energy Corp.	7,296	772,865
Spire, Inc.	75,811	4,289,387
		5,062,252
		25,594,117

TOTAL COMMON STOCK (Cost $266,009,102)		241,412,719

PREFERRED STOCK — 0.7%
Consumer, Non-cyclical — 0.7%
Household Products & Wares — 0.7%
Henkel AG & Co. KGaA 2.753%	25,475	1,818,211

TOTAL PREFERRED STOCK (Cost $1,687,653)		1,818,211

TOTAL EQUITIES (Cost $267,696,755)		243,230,930

MUTUAL FUNDS — 2.0%
Diversified Financial Services — 2.0%
iShares Russell Mid-Cap Value ETF (b)	48,305	5,040,144

TOTAL MUTUAL FUNDS (Cost $5,365,954)		5,040,144

TOTAL LONG-TERM INVESTMENTS (Cost $273,062,709)		248,271,074

SHORT-TERM INVESTMENTS — 2.2%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	341,972	341,972

	Principal Amount
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (e)	$5,104,418	5,104,418

TOTAL SHORT-TERM INVESTMENTS (Cost $5,446,390)		5,446,390

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 100.6% (Cost $278,509,099) (f)		$253,717,464

Other Assets/(Liabilities) — (0.6)%		(1,546,747)

NET ASSETS — 100.0%		$252,170,717

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $6,715,625 or 2.66% of net assets. The Fund received $6,650,060 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $5,105,099. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 2/28/26, and an aggregate market value, including accrued interest, of $5,206,543.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/22/23	USD	5,066,600	EUR	4,766,577	$8,001
Goldman Sachs & Co.	12/22/23	CAD	64,730	USD	48,003	(285)
Goldman Sachs & Co.	12/22/23	USD	3,937,577	GBP	3,222,767	3,240
Goldman Sachs & Co.	12/22/23	USD	1,554,140	CAD	2,095,524	9,347
JP Morgan Chase Bank N.A.	12/22/23	USD	5,067,515	EUR	4,766,577	8,916
Morgan Stanley & Co. LLC	12/22/23	USD	5,068,530	EUR	4,766,577	9,931
						$39,150

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MML Small Cap Growth Equity Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 3.2%
Chemicals — 3.2%
Cabot Corp.	31,831	$2,204,933
Livent Corp. (a) (b)	69,712	1,283,398
Methanex Corp.	17,988	810,360
		4,298,691
Communications — 5.7%
Internet — 3.3%
Cargurus, Inc. (a)	42,238	740,010
Criteo SA Sponsored ADR (a)	22,290	650,868
ePlus, Inc. (a)	6,347	403,162
Eventbrite, Inc. Class A (a)	88,769	875,262
Perficient, Inc. (a)	10,685	618,234
Squarespace, Inc. Class A (a)	19,262	558,020
Ziff Davis, Inc. (a)	10,812	688,616
		4,534,172
Media — 0.7%
New York Times Co. Class A	21,701	894,081
Telecommunications — 1.7%
Calix, Inc. (a)	36,828	1,688,196
Viavi Solutions, Inc. (a)	75,224	687,547
		2,375,743
		7,803,996
Consumer, Cyclical — 11.4%
Apparel — 1.6%
Carter's, Inc.	8,119	561,429
Crocs, Inc. (a)	9,850	869,065
Steven Madden Ltd. (b)	22,744	722,577
		2,153,071
Auto Parts & Equipment — 0.5%
Visteon Corp. (a)	5,200	717,964
Distribution & Wholesale — 1.3%
Rush Enterprises, Inc. Class A	41,407	1,690,648
Entertainment — 0.5%
Cinemark Holdings, Inc. (a)	39,169	718,751

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Food Services — 0.4%
Sovos Brands, Inc. (a)	25,163	$567,426
Home Builders — 1.7%
Century Communities, Inc.	9,760	651,773
Skyline Champion Corp. (a)	26,590	1,694,315
		2,346,088
Leisure Time — 1.6%
Acushnet Holdings Corp.	10,362	549,601
YETI Holdings, Inc. (a)	33,415	1,611,271
		2,160,872
Lodging — 0.7%
Boyd Gaming Corp.	14,932	908,313
Retail — 3.1%
Boot Barn Holdings, Inc. (a)	6,689	543,080
Denny's Corp. (a)	14,248	120,681
Freshpet, Inc. (a)	7,782	512,678
Papa John's International, Inc. (b)	9,288	633,627
Patrick Industries, Inc.	6,195	464,997
Victoria's Secret & Co. (a)	20,586	343,374
Wingstop, Inc.	8,775	1,578,096
		4,196,533
		15,459,666
Consumer, Non-cyclical — 23.0%
Beverages — 0.9%
Celsius Holdings, Inc. (a)	7,175	1,231,230
Biotechnology — 7.2%
Akero Therapeutics, Inc. (a)	11,493	581,316
Amicus Therapeutics, Inc. (a)	48,533	590,161
Apellis Pharmaceuticals, Inc. (a) (b)	13,312	506,389
Blueprint Medicines Corp. (a)	6,268	314,779
Celldex Therapeutics, Inc. (a)	4,337	119,354
Crinetics Pharmaceuticals, Inc. (a)	28,466	846,579
Cytokinetics, Inc. (a)	21,085	621,164
Immatics NV (a)	56,357	652,614
Immunocore Holdings PLC ADR (a)	6,297	326,814
ImmunoGen, Inc. (a)	10,742	170,476
Intellia Therapeutics, Inc. (a)	9,402	297,291
Intra-Cellular Therapies, Inc. (a)	12,791	666,283
Kymera Therapeutics, Inc. (a)	16,949	235,591
Myriad Genetics, Inc. (a)	30,971	496,775
Prothena Corp. PLC (a)	4,568	220,406
PTC Therapeutics, Inc. (a)	8,805	197,320
Revolution Medicines, Inc. (a)	21,496	595,009
Rocket Pharmaceuticals, Inc. (a)	39,003	799,171
Structure Therapeutics, Inc. ADR (a) (b)	3,688	185,949
Syndax Pharmaceuticals, Inc. (a)	27,369	397,398
Veracyte, Inc. (a)	22,432	500,907
Xenon Pharmaceuticals, Inc. (a)	7,961	271,948

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zentalis Pharmaceuticals, Inc. (a)	8,037	$161,222
		9,754,916
Commercial Services — 3.5%
Cross Country Healthcare, Inc. (a)	26,327	652,646
European Wax Center, Inc. Class A (a)	26,342	426,740
H&R Block, Inc.	19,010	818,571
Herc Holdings, Inc.	4,859	577,930
ManpowerGroup, Inc.	9,606	704,312
TriNet Group, Inc. (a)	14,019	1,632,933
		4,813,132
Cosmetics & Personal Care — 1.0%
elf Beauty, Inc. (a)	12,102	1,329,163
Food — 0.5%
TreeHouse Foods, Inc. (a)	15,279	665,859
Health Care – Products — 5.6%
Glaukos Corp. (a)	19,400	1,459,850
Globus Medical, Inc. Class A (a)	10,725	532,496
Haemonetics Corp. (a)	21,252	1,903,754
Inari Medical, Inc. (a)	12,467	815,342
Inspire Medical Systems, Inc. (a)	4,338	860,833
Lantheus Holdings, Inc. (a)	2,369	164,598
Omnicell, Inc. (a)	10,059	453,057
PROCEPT BioRobotics Corp. (a)	22,019	722,444
Shockwave Medical, Inc. (a)	3,346	666,189
		7,578,563
Health Care – Services — 2.4%
Acadia Healthcare Co., Inc. (a)	19,006	1,336,312
Amedisys, Inc. (a)	6,319	590,194
HealthEquity, Inc. (a)	9,913	724,145
Surgery Partners, Inc. (a) (b)	21,068	616,239
		3,266,890
Pharmaceuticals — 1.9%
Aclaris Therapeutics, Inc. (a)	43,885	300,612
Ascendis Pharma AS ADR (a)	1,705	159,656
BellRing Brands, Inc. (a)	17,690	729,359
Merus NV (a)	17,830	420,431
Morphic Holding, Inc. (a)	10,511	240,807
Revance Therapeutics, Inc. (a)	8,811	101,062
Vaxcyte, Inc. (a)	7,869	401,162
Verona Pharma PLC ADR (a) (b)	19,033	310,238
		2,663,327
		31,303,080
Energy — 7.1%
Energy – Alternate Sources — 1.3%
Maxeon Solar Technologies Ltd. (a) (b)	20,237	234,547

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Shoals Technologies Group, Inc. Class A (a)	84,685	$1,545,501
		1,780,048
Oil & Gas — 5.6%
Chord Energy Corp.	12,490	2,024,254
Gulfport Energy Corp. (a)	5,888	698,670
Magnolia Oil & Gas Corp. Class A	35,849	821,301
Seadrill Ltd. (a)	31,304	1,402,106
Sitio Royalties Corp. Class A	30,317	733,974
Viper Energy Partners LP	69,436	1,935,876
		7,616,181
Oil & Gas Services — 0.2%
Aris Water Solutions, Inc. Class A	24,323	242,744
		9,638,973
Financial — 15.8%
Banks — 3.9%
Ameris Bancorp	23,343	896,138
Cadence Bank	63,034	1,337,582
First Interstate BancSystem, Inc. Class A	28,310	706,051
Hancock Whitney Corp.	21,864	808,749
National Bank Holdings Corp. Class A	25,474	758,106
Seacoast Banking Corp. of Florida	38,591	847,458
		5,354,084
Diversified Financial Services — 3.8%
Air Lease Corp.	24,443	963,299
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	56,586	1,199,623
PJT Partners, Inc. Class A	18,432	1,464,238
PRA Group, Inc. (a)	36,872	708,311
StepStone Group, Inc. Class A	27,562	870,408
		5,205,879
Insurance — 2.6%
Assured Guaranty Ltd.	15,916	963,236
Kemper Corp.	14,803	622,170
MGIC Investment Corp.	32,846	548,200
Selective Insurance Group, Inc.	6,928	714,762
SiriusPoint Ltd. (a)	67,840	689,933
		3,538,301
Real Estate — 0.6%
McGrath RentCorp	7,503	752,101
Real Estate Investment Trusts (REITS) — 4.9%
Douglas Emmett, Inc. (b)	45,260	577,518
Essential Properties Realty Trust, Inc.	33,263	719,479
National Storage Affiliates Trust	17,179	545,261
Phillips Edison & Co., Inc.	48,613	1,630,480
PotlatchDeltic Corp.	17,273	784,021
Ryman Hospitality Properties, Inc.	11,872	988,700
Terreno Realty Corp.	12,322	699,890

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xenia Hotels & Resorts, Inc.	57,800	$680,884
		6,626,233
		21,476,598
Industrial — 17.3%
Aerospace & Defense — 1.3%
Curtiss-Wright Corp.	5,610	1,097,484
Leonardo DRS, Inc. (a)	40,961	684,049
		1,781,533
Building Materials — 1.9%
AZEK Co., Inc. (a)	61,283	1,822,557
Boise Cascade Co.	7,708	794,232
		2,616,789
Electrical Components & Equipment — 1.0%
Acuity Brands, Inc.	2,996	510,248
Novanta, Inc. (a)	6,052	868,099
		1,378,347
Engineering & Construction — 2.8%
Comfort Systems USA, Inc.	6,983	1,189,973
Fluor Corp. (a)	72,467	2,659,539
		3,849,512
Environmental Controls — 1.1%
Casella Waste Systems, Inc. Class A (a)	9,565	729,809
Clean Harbors, Inc. (a)	4,374	732,033
		1,461,842
Hand & Machine Tools — 0.4%
Kennametal, Inc.	21,801	542,409
Machinery – Diversified — 5.0%
Albany International Corp. Class A	6,278	541,666
Applied Industrial Technologies, Inc.	10,896	1,684,631
Cactus, Inc. Class A	21,887	1,098,946
Flowserve Corp.	24,172	961,320
Middleby Corp. (a)	4,680	599,040
Zurn Elkay Water Solutions Corp. Class C	68,652	1,923,629
		6,809,232
Metal Fabricate & Hardware — 0.5%
Helios Technologies, Inc.	12,250	679,630
Miscellaneous - Manufacturing — 0.5%
EnPro Industries, Inc.	5,800	702,902
Packaging & Containers — 0.6%
Graphic Packaging Holding Co.	34,307	764,360
Transportation — 1.7%
Kirby Corp. (a)	11,318	937,130

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
RXO, Inc. (a)	33,657	$664,053
Ryder System, Inc.	6,319	675,817
		2,277,000
Trucking & Leasing — 0.5%
GATX Corp.	6,060	659,510
		23,523,066
Technology — 14.0%
Computers — 2.0%
CyberArk Software Ltd. (a)	4,867	797,068
Exlservice Holdings, Inc. (a)	42,742	1,198,486
Rapid7, Inc. (a)	15,717	719,524
		2,715,078
Semiconductors — 2.5%
Cirrus Logic, Inc. (a)	4,866	359,889
FormFactor, Inc. (a)	21,387	747,262
MKS Instruments, Inc.	5,587	483,499
Power Integrations, Inc.	9,029	689,003
SiTime Corp. (a)	4,362	498,359
Synaptics, Inc. (a)	7,067	632,072
		3,410,084
Software — 9.5%
Clearwater Analytics Holdings, Inc. Class A (a)	23,726	458,861
DoubleVerify Holdings, Inc. (a)	55,279	1,545,048
Duolingo, Inc. (a)	3,047	505,406
Five9, Inc. (a)	12,231	786,453
Global-e Online Ltd. (a)	17,555	697,636
Intapp, Inc. (a)	11,023	369,491
Jamf Holding Corp. (a)	80,778	1,426,539
Manhattan Associates, Inc. (a)	5,339	1,055,307
New Relic, Inc. (a)	15,038	1,287,554
PowerSchool Holdings, Inc. Class A (a) (b)	51,855	1,175,034
RingCentral, Inc. Class A (a)	5,968	176,832
Sprout Social, Inc. Class A (a) (b)	30,823	1,537,451
Verra Mobility Corp. (a)	96,071	1,796,528
		12,818,140
		18,943,302
Utilities — 1.9%
Electric — 1.4%
Ameresco, Inc. Class A (a) (b)	16,866	650,353
Atlantica Sustainable Infrastructure PLC	31,019	592,463
IDACORP, Inc.	5,200	486,980
Portland General Electric Co.	5,585	226,081
		1,955,877
Gas — 0.5%
ONE Gas, Inc.	8,841	603,663
		2,559,540

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $130,710,612)		$135,006,912

TOTAL EQUITIES (Cost $130,710,612)		135,006,912

MUTUAL FUNDS — 0.5%

Diversified Financial Services — 0.5%
iShares Russell 2000 ETF (b)	3,388	598,795
iShares Russell 2000 Growth ETF	601	134,715
		733,510

TOTAL MUTUAL FUNDS (Cost $798,705)		733,510

TOTAL LONG-TERM INVESTMENTS (Cost $131,509,317)		135,740,422

SHORT-TERM INVESTMENTS — 1.3%
Investment of Cash Collateral from Securities Loaned — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,627,524	1,627,524

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (d)	$147,316	147,316

TOTAL SHORT-TERM INVESTMENTS (Cost $1,774,840)		1,774,840

TOTAL INVESTMENTS — 101.2% (Cost $133,284,157) (e)		137,515,262

Other Assets/(Liabilities) — (1.2)%		(1,678,490)

NET ASSETS — 100.0%		$135,836,772

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $9,805,793 or 7.22% of net assets. The Fund received $8,420,248 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $147,336. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 2/28/26, and an aggregate market value, including accrued interest, of $150,288.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Small Company Value Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 1.8%
Chemicals — 1.8%
Element Solutions, Inc.	14,169	$277,854
Ingevity Corp. (a)	5,160	245,668
Minerals Technologies, Inc.	13,628	746,269
		1,269,791
		1,269,791
Communications — 2.3%
Internet — 0.9%
Entravision Communications Corp. Class A	111,934	408,559
Solo Brands, Inc. Class A (a)	44,543	227,169
		635,728
Media — 1.4%
Cable One, Inc.	1,443	888,369
Townsquare Media, Inc. Class A	9,154	79,823
		968,192
		1,603,920
Consumer, Cyclical — 18.1%
Apparel — 1.9%
Tapestry, Inc.	44,891	1,290,616
Distribution & Wholesale — 1.4%
A-Mark Precious Metals, Inc.	18,329	537,589
OPENLANE, Inc. (a)	17,566	262,085
Titan Machinery, Inc. (a)	7,546	200,573
		1,000,247
Entertainment — 1.3%
Accel Entertainment, Inc. (a)	40,397	442,347
Everi Holdings, Inc. (a)	32,232	426,107
		868,454
Home Builders — 2.7%
Cavco Industries, Inc. (a)	1,106	293,820
Skyline Champion Corp. (a)	25,200	1,605,744
		1,899,564

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.3%
Vizio Holding Corp. Class A (a)	34,696	$187,705
Leisure Time — 3.3%
Brunswick Corp.	17,941	1,417,339
Malibu Boats, Inc. Class A (a)	12,427	609,172
Planet Fitness, Inc. Class A (a)	5,824	286,424
		2,312,935
Lodging — 0.6%
Boyd Gaming Corp.	6,218	378,241
Retail — 6.6%
Beacon Roofing Supply, Inc. (a)	13,456	1,038,400
Dave & Buster's Entertainment, Inc. (a)	21,559	799,192
GMS, Inc. (a)	14,435	923,407
MarineMax, Inc. (a)	22,527	739,336
OneWater Marine, Inc. Class A (a) (b)	19,415	497,412
Penske Automotive Group, Inc.	2,964	495,166
Red Robin Gourmet Burgers, Inc. (a) (b)	9,038	72,666
		4,565,579
		12,503,341
Consumer, Non-cyclical — 14.6%
Agriculture — 0.3%
Turning Point Brands, Inc.	10,083	232,816
Commercial Services — 9.1%
AMN Healthcare Services, Inc. (a)	1,742	148,384
Barrett Business Services, Inc.	3,719	335,603
Brink's Co.	18,182	1,320,741
Deluxe Corp.	30,370	573,689
Euronet Worldwide, Inc. (a)	10,411	826,425
EVERTEC, Inc.	43,552	1,619,263
Korn Ferry	20,390	967,302
Loomis AB	15,047	404,050
Repay Holdings Corp. (a)	12,624	95,816
		6,291,273
Cosmetics & Personal Care — 1.7%
Edgewell Personal Care Co.	32,384	1,196,913
Health Care – Products — 1.8%
Embecta Corp.	25,792	388,170
Enovis Corp. (a)	7,924	417,832
Envista Holdings Corp. (a)	15,933	444,212
		1,250,214
Household Products & Wares — 1.7%
Spectrum Brands Holdings, Inc.	14,620	1,145,477
		10,116,693

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 6.3%
Energy – Alternate Sources — 0.2%
Enviva, Inc. (b)	17,762	$132,682
Oil & Gas — 3.9%
Chord Energy Corp.	3,111	504,200
Earthstone Energy, Inc. Class A (a)	21,552	436,212
Magnolia Oil & Gas Corp. Class A	46,527	1,065,933
Northern Oil & Gas, Inc.	18,234	733,554
		2,739,899
Oil & Gas Services — 2.2%
ChampionX Corp.	41,969	1,494,936
		4,367,517
Financial — 32.1%
Banks — 19.6%
Ameris Bancorp	21,287	817,208
BankUnited, Inc.	19,629	445,578
Columbia Banking System, Inc.	36,814	747,324
CVB Financial Corp.	39,490	654,349
First BanCorp	100,083	1,347,117
First Interstate BancSystem, Inc. Class A	24,163	602,625
First Merchants Corp.	9,555	265,820
FNB Corp.	120,187	1,296,818
Home BancShares, Inc.	58,891	1,233,178
Independent Bank Group, Inc.	3,584	141,747
Old National Bancorp	111,987	1,628,291
Origin Bancorp, Inc.	8,978	259,195
Popular, Inc.	2,649	166,914
Premier Financial Corp.	1,306	22,280
SouthState Corp.	19,837	1,336,220
UMB Financial Corp.	16,235	1,007,382
Valley National Bancorp	120,396	1,030,590
Webster Financial Corp.	14,009	564,703
		13,567,339
Diversified Financial Services — 0.1%
Enact Holdings, Inc.	3,598	97,974
Insurance — 3.0%
Axis Capital Holdings Ltd.	25,008	1,409,701
Fidelis Insurance Holdings Ltd. (a)	22,768	334,234
Selective Insurance Group, Inc.	2,994	308,891
		2,052,826
Investment Companies — 1.7%
Compass Diversified Holdings (b)	62,872	1,180,107
Private Equity — 0.4%
Patria Investments Ltd. Class A	18,444	268,913
Real Estate Investment Trusts (REITS) — 5.3%
CareTrust REIT, Inc.	16,274	333,617
Easterly Government Properties, Inc.	16,250	185,738

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Four Corners Property Trust, Inc.	26,610	$590,476
Highwoods Properties, Inc.	23,514	484,624
Kite Realty Group Trust	26,074	558,505
National Health Investors, Inc.	6,298	323,465
NETSTREIT Corp.	17,390	270,936
Physicians Realty Trust	37,067	451,847
Summit Hotel Properties, Inc.	17,499	101,494
UMH Properties, Inc.	28,066	393,485
		3,694,187
Savings & Loans — 2.0%
Axos Financial, Inc. (a)	8,398	317,948
Pacific Premier Bancorp, Inc.	35,773	778,421
Provident Financial Services, Inc.	16,951	259,181
		1,355,550
		22,216,896
Industrial — 17.1%
Building Materials — 1.1%
Tecnoglass, Inc.	22,735	749,346
Electrical Components & Equipment — 0.4%
Belden, Inc.	3,217	310,601
Electronics — 4.8%
Atmus Filtration Technologies, Inc. (a)	11,022	229,809
Avnet, Inc.	28,932	1,394,233
Coherent Corp. (a)	42,586	1,390,007
Vontier Corp.	9,851	304,593
		3,318,642
Engineering & Construction — 0.9%
Dycom Industries, Inc. (a)	2,612	232,468
NV5 Global, Inc. (a)	3,714	357,398
		589,866
Environmental Controls — 0.1%
CECO Environmental Corp. (a)	2,477	39,558
Hand & Machine Tools — 0.2%
Luxfer Holdings PLC	10,932	142,663
Machinery – Diversified — 3.3%
Cactus, Inc. Class A	18,830	945,454
DXP Enterprises, Inc. (a)	6,856	239,549
Esab Corp.	1,964	137,912
Gates Industrial Corp. PLC (a)	83,517	969,632
		2,292,547
Metal Fabricate & Hardware — 3.0%
Hillman Solutions Corp. (a)	79,308	654,291
Timken Co.	19,597	1,440,183
		2,094,474

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Miscellaneous - Manufacturing — 0.0%
DIRTT Environmental Solutions (a) (b)	64,423	$25,801
Packaging & Containers — 3.3%
Graphic Packaging Holding Co.	76,547	1,705,467
Karat Packaging, Inc.	3,643	84,008
Pactiv Evergreen, Inc.	61,561	500,491
		2,289,966
		11,853,464
Technology — 5.9%
Semiconductors — 2.5%
Cohu, Inc. (a)	10,016	344,951
Kulicke & Soffa Industries, Inc.	21,628	1,051,770
MKS Instruments, Inc.	4,001	346,246
		1,742,967
Software — 3.4%
Digital Turbine, Inc. (a)	27,169	164,372
Donnelley Financial Solutions, Inc. (a)	7,374	415,009
IBEX Holdings Ltd. (a)	12,681	195,922
Teradata Corp. (a)	27,600	1,242,552
Verra Mobility Corp. (a)	17,029	318,442
		2,336,297
		4,079,264
Utilities — 1.6%
Electric — 0.5%
ALLETE, Inc.	5,996	316,589
Gas — 1.1%
Northwest Natural Holding Co.	3,763	143,596
Southwest Gas Holdings, Inc.	10,878	657,140
		800,736
		1,117,325

TOTAL COMMON STOCK (Cost $78,127,241)		69,128,211

TOTAL EQUITIES (Cost $78,127,241)		69,128,211

TOTAL LONG-TERM INVESTMENTS (Cost $78,127,241)		69,128,211

SHORT-TERM INVESTMENTS — 0.4%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	180,997	180,997

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (d)	$101,354	$101,354

TOTAL SHORT-TERM INVESTMENTS (Cost $282,351)		282,351

TOTAL INVESTMENTS — 100.2% (Cost $78,409,592) (e)		69,410,562

Other Assets/(Liabilities) — (0.2)%		(165,139)

NET ASSETS — 100.0%		$69,245,423

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $1,836,597 or 2.65% of net assets. The Fund received $1,701,274 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $101,367. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 2/28/26, and an aggregate market value, including accrued interest, of $103,402.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	12/22/23	USD	329,228	SEK	3,624,672	$(3,882)

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

MML Small/Mid Cap Value Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 3.8%
Chemicals — 1.2%
Element Solutions, Inc.	64,837	$1,271,453
Huntsman Corp.	8,847	215,867
		1,487,320
Iron & Steel — 1.0%
ATI, Inc. (a)	28,593	1,176,602
Mining — 1.6%
Cameco Corp.	50,034	1,983,348
		4,647,270
Communications — 3.5%
Internet — 2.2%
Criteo SA Sponsored ADR (a)	47,491	1,386,737
Gen Digital, Inc.	76,223	1,347,623
		2,734,360
Media — 1.2%
Nexstar Media Group, Inc. Class A	10,744	1,540,367
Telecommunications — 0.1%
Calix, Inc. (a)	1,495	68,531
		4,343,258
Consumer, Cyclical — 13.6%
Airlines — 1.0%
Alaska Air Group, Inc. (a)	31,596	1,171,580
Apparel — 3.6%
PVH Corp.	22,788	1,743,510
Ralph Lauren Corp.	13,945	1,618,875
Tapestry, Inc.	38,460	1,105,725
		4,468,110
Auto Parts & Equipment — 1.6%
Dana, Inc.	66,632	977,491
Goodyear Tire & Rubber Co. (a)	82,285	1,022,803
		2,000,294

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 2.1%
PulteGroup, Inc.	18,892	$1,398,952
Taylor Morrison Home Corp. (a)	27,734	1,181,746
		2,580,698
Lodging — 1.0%
Hilton Grand Vacations, Inc. (a)	31,662	1,288,643
Retail — 4.3%
Bath & Body Works, Inc.	44,627	1,508,393
Dine Brands Global, Inc.	23,121	1,143,333
Papa John's International, Inc.	16,401	1,118,876
Sally Beauty Holdings, Inc. (a)	28,528	239,065
Williams-Sonoma, Inc. (b)	8,312	1,291,685
		5,301,352
		16,810,677
Consumer, Non-cyclical — 14.6%
Commercial Services — 6.4%
ABM Industries, Inc.	33,186	1,327,772
ADT, Inc.	251,854	1,511,124
AMN Healthcare Services, Inc. (a)	14,070	1,198,482
Herc Holdings, Inc.	14,070	1,673,486
Korn Ferry	17,010	806,954
Robert Half, Inc.	18,899	1,384,919
		7,902,737
Food — 1.8%
Hain Celestial Group, Inc. (a)	82,020	850,548
Nomad Foods Ltd. (a)	92,433	1,406,830
		2,257,378
Health Care – Products — 3.5%
Avantor, Inc. (a)	64,210	1,353,547
Envista Holdings Corp. (a)	54,726	1,525,761
Integra LifeSciences Holdings Corp. (a)	36,139	1,380,148
		4,259,456
Health Care – Services — 2.9%
Acadia Healthcare Co., Inc. (a)	16,822	1,182,755
Fortrea Holdings, Inc. (a)	41,238	1,178,994
Pediatrix Medical Group, Inc. (a)	92,138	1,171,074
		3,532,823
		17,952,394
Energy — 4.0%
Oil & Gas — 2.6%
HF Sinclair Corp.	24,486	1,393,988
Magnolia Oil & Gas Corp. Class A	76,670	1,756,510
		3,150,498

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.4%
ChampionX Corp.	49,800	$1,773,876
		4,924,374
Financial — 26.8%
Banks — 10.2%
BankUnited, Inc.	28,147	638,937
Comerica, Inc.	37,974	1,577,820
First BanCorp	115,082	1,549,004
First Citizens BancShares, Inc. Class A	1,513	2,088,091
First Hawaiian, Inc.	89,922	1,623,092
Texas Capital Bancshares, Inc. (a)	24,485	1,442,167
Webster Financial Corp.	27,375	1,103,486
Wintrust Financial Corp.	19,448	1,468,324
Zions Bancorp NA	31,069	1,083,997
		12,574,918
Diversified Financial Services — 3.9%
Cboe Global Markets, Inc.	12,440	1,943,252
Moelis & Co. Class A	27,796	1,254,434
Stifel Financial Corp.	26,351	1,619,005
		4,816,691
Insurance — 5.1%
American Financial Group, Inc.	11,518	1,286,215
Everest Group Ltd.	5,470	2,033,035
Hanover Insurance Group, Inc.	9,488	1,052,978
Kemper Corp.	21,564	906,335
Selective Insurance Group, Inc.	9,967	1,028,296
		6,306,859
Real Estate — 1.2%
Jones Lang LaSalle, Inc. (a)	10,313	1,455,989
Real Estate Investment Trusts (REITS) — 6.4%
Apartment Income REIT Corp.	49,034	1,505,344
Broadstone Net Lease, Inc.	64,008	915,314
CubeSmart	33,384	1,272,932
First Industrial Realty Trust, Inc.	24,904	1,185,181
Physicians Realty Trust	97,724	1,191,256
Ryman Hospitality Properties, Inc.	2,962	246,675
STAG Industrial, Inc.	47,258	1,630,874
		7,947,576
		33,102,033
Industrial — 21.2%
Aerospace & Defense — 0.6%
Spirit AeroSystems Holdings, Inc. Class A	48,736	786,599
Building Materials — 2.1%
Builders FirstSource, Inc. (a)	13,843	1,723,315

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Masonite International Corp. (a)	9,113	$849,514
		2,572,829
Electrical Components & Equipment — 1.3%
Belden, Inc.	16,164	1,560,634
Electronics — 2.2%
Avnet, Inc.	31,485	1,517,262
Sensata Technologies Holding PLC	31,710	1,199,272
		2,716,534
Engineering & Construction — 4.4%
Dycom Industries, Inc. (a)	19,369	1,723,841
Fluor Corp. (a)	59,310	2,176,677
MasTec, Inc. (a)	21,353	1,536,775
		5,437,293
Environmental Controls — 1.1%
Stericycle, Inc. (a)	30,602	1,368,215
Hand & Machine Tools — 1.0%
Regal Rexnord Corp.	8,927	1,275,490
Machinery – Construction & Mining — 1.3%
Oshkosh Corp.	17,415	1,661,914
Machinery – Diversified — 1.2%
Middleby Corp. (a)	11,083	1,418,624
Packaging & Containers — 1.4%
Berry Global Group, Inc.	27,564	1,706,487
Transportation — 4.6%
ArcBest Corp.	14,630	1,487,140
International Seaways, Inc.	32,117	1,445,265
Knight-Swift Transportation Holdings, Inc.	30,723	1,540,758
Star Bulk Carriers Corp.	63,163	1,217,783
		5,690,946
		26,195,565
Technology — 9.2%
Computers — 2.9%
Crane NXT Co.	18,440	1,024,710
Genpact Ltd.	36,000	1,303,200
Lumentum Holdings, Inc. (a)	27,949	1,262,736
		3,590,646
Semiconductors — 4.0%
Amkor Technology, Inc.	46,640	1,054,064
FormFactor, Inc. (a)	49,020	1,712,759
Kulicke & Soffa Industries, Inc.	14,562	708,150
Synaptics, Inc. (a)	16,232	1,451,790
		4,926,763

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 2.3%
ACI Worldwide, Inc. (a)	58,610	$1,322,242
CommVault Systems, Inc. (a)	22,246	1,504,052
		2,826,294
		11,343,703
Utilities — 2.6%
Electric — 2.6%
IDACORP, Inc.	19,057	1,784,688
Portland General Electric Co.	34,760	1,407,085
		3,191,773

TOTAL COMMON STOCK (Cost $131,091,182)		122,511,047

TOTAL EQUITIES (Cost $131,091,182)		122,511,047

TOTAL LONG-TERM INVESTMENTS (Cost $131,091,182)		122,511,047

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (c)	$948,023	948,023

TOTAL SHORT-TERM INVESTMENTS (Cost $948,023)		948,023

TOTAL INVESTMENTS — 100.1% (Cost $132,039,205) (d)		123,459,070

Other Assets/(Liabilities) — (0.1)%		(98,897)

NET ASSETS — 100.0%		$123,360,173

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $1,270,485 or 1.03% of net assets. The Fund received $1,302,162 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $948,149. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 1/15/26, and an aggregate market value, including accrued interest, of $967,079.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Sustainable Equity Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Basic Materials — 2.3%
Chemicals — 2.3%
Air Products & Chemicals, Inc.	2,299	$651,537
Ecolab, Inc.	3,236	548,178
Linde PLC (LIN US)	4,766	1,774,620
		2,974,335
Communications — 13.5%
Internet — 10.5%
Airbnb, Inc. Class A (a)	2,634	361,411
Alphabet, Inc. Class A (a)	45,564	5,962,505
Amazon.com, Inc. (a)	26,578	3,378,596
CDW Corp.	6,399	1,291,062
Meta Platforms, Inc. Class A (a)	7,939	2,383,367
Uber Technologies, Inc. (a)	8,352	384,109
		13,761,050
Media — 0.6%
Liberty Media Corp-Liberty Formula One Class C (a)	4,357	271,441
Walt Disney Co. (a)	6,897	559,002
		830,443
Telecommunications — 2.4%
Cisco Systems, Inc.	31,591	1,698,332
Verizon Communications, Inc.	43,347	1,404,876
		3,103,208
		17,694,701
Consumer, Cyclical — 9.4%
Apparel — 0.5%
Deckers Outdoor Corp. (a)	1,236	635,415
Auto Manufacturers — 2.0%
Cummins, Inc.	4,343	992,202
Tesla, Inc. (a)	6,600	1,651,452
		2,643,654
Auto Parts & Equipment — 0.9%
Aptiv PLC (a)	11,654	1,148,968

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 0.6%
LKQ Corp.	15,532	$768,989
Retail — 5.4%
CarMax, Inc. (a)	4,659	329,531
Chipotle Mexican Grill, Inc. (a)	166	304,084
Costco Wholesale Corp.	1,570	886,987
Home Depot, Inc.	7,256	2,192,473
Starbucks Corp.	7,258	662,438
Target Corp.	7,019	776,091
TJX Cos., Inc.	16,247	1,444,033
Tractor Supply Co.	2,364	480,010
		7,075,647
		12,272,673
Consumer, Non-cyclical — 19.4%
Beverages — 1.5%
PepsiCo, Inc.	11,579	1,961,946
Biotechnology — 1.2%
Amgen, Inc.	3,654	982,049
Vertex Pharmaceuticals, Inc. (a)	1,534	533,433
		1,515,482
Commercial Services — 0.7%
S&P Global, Inc.	2,271	829,846
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	6,899	490,588
Procter & Gamble Co.	8,579	1,251,333
		1,741,921
Food — 2.3%
Kroger Co.	18,065	808,409
Mondelez International, Inc. Class A	15,232	1,057,101
Sysco Corp.	17,971	1,186,984
		3,052,494
Health Care – Products — 2.5%
Danaher Corp.	4,665	1,157,387
Intuitive Surgical, Inc. (a)	2,448	715,526
ResMed, Inc.	1,233	182,324
Thermo Fisher Scientific, Inc.	2,379	1,204,178
		3,259,415
Health Care – Services — 2.5%
Humana, Inc.	1,287	626,151
UnitedHealth Group, Inc.	5,293	2,668,678
		3,294,829
Pharmaceuticals — 7.4%
AbbVie, Inc.	10,916	1,627,139
Bristol-Myers Squibb Co.	22,290	1,293,712

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cigna Group	6,462	$1,848,584
CVS Health Corp.	15,076	1,052,606
Eli Lilly & Co.	1,381	741,776
Merck & Co., Inc.	11,751	1,209,765
Novo Nordisk AS	9,702	882,551
Zoetis, Inc.	6,169	1,073,283
		9,729,416
		25,385,349
Energy — 4.6%
Oil & Gas — 3.1%
ConocoPhillips	18,112	2,169,818
EOG Resources, Inc.	14,553	1,844,738
		4,014,556
Oil & Gas Services — 1.5%
Schlumberger NV	34,427	2,007,094
		6,021,650
Financial — 14.5%
Banks — 4.5%
Bank of America Corp.	39,264	1,075,048
JP Morgan Chase & Co.	14,021	2,033,325
Morgan Stanley	24,240	1,979,681
Regions Financial Corp.	45,145	776,494
		5,864,548
Diversified Financial Services — 5.3%
American Express Co.	4,395	655,690
Ameriprise Financial, Inc.	2,501	824,530
BlackRock, Inc.	1,462	945,168
Intercontinental Exchange, Inc.	5,875	646,368
Mastercard, Inc. Class A	3,895	1,542,069
Visa, Inc. Class A	10,170	2,339,202
		6,953,027
Insurance — 2.5%
Marsh & McLennan Cos., Inc.	5,633	1,071,960
MetLife, Inc.	5,244	329,900
Prudential Financial, Inc.	8,843	839,112
Travelers Cos., Inc.	6,293	1,027,710
		3,268,682
Real Estate Investment Trusts (REITS) — 2.2%
Equinix, Inc.	1,006	730,618
Prologis, Inc.	18,986	2,130,419
		2,861,037
		18,947,294

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 9.3%
Aerospace & Defense — 0.9%
Lockheed Martin Corp.	2,823	$1,154,494
Building Materials — 1.4%
Johnson Controls International PLC	24,070	1,280,764
Masco Corp.	11,455	612,270
		1,893,034
Electrical Components & Equipment — 0.1%
Generac Holdings, Inc. (a)	1,447	157,665
Electronics — 2.3%
Agilent Technologies, Inc.	8,992	1,005,485
Honeywell International, Inc.	5,698	1,052,649
Keysight Technologies, Inc. (a)	6,870	908,970
		2,967,104
Machinery – Diversified — 1.0%
Deere & Co.	1,845	696,266
Xylem, Inc.	6,437	585,960
		1,282,226
Miscellaneous - Manufacturing — 1.6%
Eaton Corp. PLC	6,385	1,361,793
Parker-Hannifin Corp.	2,014	784,493
		2,146,286
Packaging & Containers — 0.4%
Ball Corp.	11,770	585,911
Transportation — 1.6%
Norfolk Southern Corp.	3,090	608,514
Union Pacific Corp.	2,001	407,464
United Parcel Service, Inc. Class B	6,560	1,022,507
		2,038,485
		12,225,205
Technology — 25.1%
Computers — 7.0%
Accenture PLC Class A	4,774	1,466,143
Apple, Inc.	37,898	6,488,517
International Business Machines Corp.	8,155	1,144,146
		9,098,806
Semiconductors — 6.9%
Advanced Micro Devices, Inc. (a)	10,164	1,045,062
Analog Devices, Inc.	5,350	936,732
Applied Materials, Inc.	11,957	1,655,447
ASML Holding NV	1,076	631,869
Globalfoundries, Inc. (a)	5,074	295,256

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NVIDIA Corp.	10,291	$4,476,482
		9,040,848
Software — 11.2%
Adobe, Inc. (a)	812	414,039
Cadence Design Systems, Inc. (a)	3,223	755,149
Electronic Arts, Inc.	4,099	493,519
Microsoft Corp.	34,593	10,922,740
Salesforce, Inc. (a)	6,599	1,338,145
ServiceNow, Inc. (a)	603	337,053
Workday, Inc. Class A (a)	2,173	466,869
		14,727,514
		32,867,168
Utilities — 1.4%
Electric — 1.4%
NextEra Energy, Inc.	32,687	1,872,638

TOTAL COMMON STOCK (Cost $107,299,421)		130,261,013

TOTAL EQUITIES (Cost $107,299,421)		130,261,013

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
SPDR S&P 500 ETF Trust	995	425,343

TOTAL MUTUAL FUNDS (Cost $432,849)		425,343

TOTAL LONG-TERM INVESTMENTS (Cost $107,732,270)		130,686,356

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (b)	$364,161	364,161

TOTAL SHORT-TERM INVESTMENTS (Cost $364,161)		364,161

TOTAL INVESTMENTS — 100.1% (Cost $108,096,431) (c)		131,050,517

Other Assets/(Liabilities) — (0.1)%		(122,361)

NET ASSETS — 100.0%		$130,928,156

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $364,210. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 2/28/26, and an aggregate market value, including accrued interest, of $371,491.
(c)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/22/23	USD	179,916	EUR	169,262	$284
JP Morgan Chase Bank N.A.	12/22/23	USD	179,948	EUR	169,262	317
Morgan Stanley & Co. LLC	12/22/23	USD	179,984	EUR	169,262	353
						$954

Currency Legend

EUR	Euro
USD	U.S. Dollar

MML Total Return Bond Fund — Portfolio of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 113.6%

BANK LOANS — 1.9%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2023 Term Loan I, 3 mo. USD Term SOFR + 3.250%
8.640% VRN 8/24/28	$78,975	$78,963
Airlines — 0.0%
United Airlines, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.182% VRN 4/21/28	17,713	17,717
Beverages — 0.1%
City Brewing Co. LLC, Closing Date Term Loan, 3 mo. USD Term SOFR + 3.500%
9.070% VRN 4/05/28	36,217	23,631
Naked Juice LLC
Term Loan, 3 mo. USD Term SOFR + 3.250%
8.740% VRN 1/24/29	140,311	132,961
2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.000%
11.490% VRN 1/24/30	28,134	22,710
		179,302
Chemicals — 0.0%
Chemours Co., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
8.816% VRN 8/18/28	117,417	115,949
Commercial Services — 0.1%
Element Materials Technology Group US Holdings, Inc.
2022 USD Delayed Draw Term Loan, 3 mo. USD Term SOFR + 4.250%
9.740% VRN 7/06/29	9,398	9,269
2022 USD Term Loan, 3 mo. USD Term SOFR + 4.250%
9.740% VRN 7/06/29	20,363	20,083
Pre-Paid Legal Services, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
8.931% VRN 12/15/28	43,580	43,090
Prime Security Services Borrower LLC
2023 Term Loan A2023 Term Loan A,
0.000% 3/14/28 (a)	25,000	24,500
2021 Term Loan, 1 mo. USD Term SOFR + 2.750%
8.192% VRN 9/23/26	46,470	46,386
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
9.664% VRN 3/04/28	111,978	96,546
Trans Union LLC, 2021 Term Loan B6, 1 mo. USD Term SOFR + 2.250%
7.681% VRN 12/01/28	85,515	85,398
TruGreen Ltd. Partnership, 2020 Term Loan, 1 mo. USD Term SOFR + 4.000%
9.416% VRN 11/02/27	23,974	22,739
		348,011

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.0%
Amentum Government Services Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.431% VRN 1/29/27	$29,010	$28,732
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.166% VRN 2/01/28	95,873	95,574
		124,306
Cosmetics & Personal Care — 0.0%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3, 3 mo. USD Term SOFR + 3.750%
9.240% VRN 10/01/26	48,272	48,165
Distribution & Wholesale — 0.0%
Patriot Container Corp., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
9.166% VRN 3/20/25	7,281	6,900
Diversified Financial Services — 0.1%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.140% VRN 4/09/27	58,409	56,889
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.652% VRN 11/05/28	175,000	174,809
		231,698
Electronics — 0.0%
II-VI, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.181% VRN 7/02/29	85,009	84,638
Entertainment — 0.1%
Churchill Downs, Inc., 2021 Incremental Term Loan B1, 1 mo. USD Term SOFR + 2.000%
7.416% VRN 3/17/28	49,745	49,652
Delta 2 (LUX) Sarl, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.316% VRN 1/15/30	5,655	5,650
PENN Entertainment, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.166% VRN 5/03/29	22,235	22,187
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. USD Term SOFR + 3.000%
8.434% VRN 4/14/29	45,028	44,972
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.750%
8.181% VRN 5/18/25	119,616	119,300
		241,761
Environmental Controls — 0.0%
Filtration Group Corp., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.250%
9.681% VRN 10/21/28	21,663	21,672
Food — 0.0%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
9.181% VRN 10/01/25	7,281	6,989

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Froneri International Ltd., 2020 USD Term Loan, 1 mo. USD Term SOFR + 2.250%
7.666% VRN 1/29/27	$20,312	$20,143
H Food Holdings LLC, 2018 Term Loan B, 3 mo. USD LIBOR + 3.688%
9.269% VRN 5/23/25	12,454	10,821
Hostess Brands LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 2.500%
7.890% VRN 6/28/30	69,371	69,443
		107,396
Health Care – Products — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD Term SOFR + 2.250%
7.666% VRN 11/08/27	62,530	62,445
Bausch & Lomb Corp.
2023 Incremental Term Loan,
0.000% 9/14/28 (a)	28,195	27,808
Term Loan, 3 mo. USD Term SOFR + 3.250%
8.755% VRN 5/10/27	42,629	41,374
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.681% VRN 10/23/28	171,440	170,874
		302,501
Health Care – Services — 0.0%
ICON Luxembourg Sarl, LUX Term Loan, 3 mo. USD Term SOFR + 2.250%
7.902% VRN 7/03/28	39,569	39,537
IQVIA, Inc., 2018 USD Term Loan B3, 3 mo. USD Term SOFR + 1.750%
7.402% VRN 6/11/25	49,883	49,990
Star Parent, Inc. ., 2023 Term Loan B,
0.000% 9/19/30 (a)	23,986	23,423
		112,950
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.084% VRN 7/31/28	41,346	40,887
Insurance — 0.1%
Acrisure LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
8.931% VRN 2/15/27	98,219	96,710
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.681% VRN 2/19/28	173,307	172,106
Asurion LLC, 2020 Term Loan B8, 3 mo. USD Term SOFR + 3.250%
8.681% VRN 12/23/26	56,998	55,716
		324,532
Internet — 0.1%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.666% VRN 12/06/27	24,917	24,357
Gen Digital, Inc., 2021 Term Loan A, 1 mo. USD Term SOFR + 1.500%
6.916% VRN 9/10/27	109,841	108,812
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
9.566% VRN 5/03/28	31,398	30,333
Proofpoint, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250%
8.681% VRN 8/31/28	4,937	4,891
		168,393

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.0%
Mativ Holdings, Inc., Delayed Draw Term Loan A,
0.000% 5/06/27 (a)	$40,629	$39,410
Lodging — 0.0%
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.316% VRN 1/27/29	73,503	72,676
Hilton Domestic Operating Co., Inc., 2019 Term Loan B2, 1 mo. USD Term SOFR + 1.750%
7.170% VRN 6/22/26	12,879	12,866
		85,542
Machinery – Diversified — 0.0%
ASP Blade Holdings, Inc., Initial Term Loan, 1 mo. USD Term SOFR + 4.000%
9.652% VRN 10/13/28	39,715	34,937
Media — 0.1%
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. USD Term SOFR + 2.500%
7.947% VRN 4/15/27	47,300	42,727
DirecTV Financing LLC, Term Loan, 1 mo. USD Term SOFR + 5.000%
10.431% VRN 8/02/27	139,400	136,070
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 3 mo. USD Term SOFR + 3.250%
8.311% VRN 3/31/31	150,000	146,143
		324,940
Packaging & Containers — 0.1%
Berry Global, Inc., 2021 Term Loan Z, 3 mo. USD Term SOFR + 1.750%
7.293% VRN 7/01/26	135,651	135,577
Pharmaceuticals — 0.4%
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD Term SOFR + 1.750%
7.180% VRN 8/01/27	167,591	164,215
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.490% VRN 10/01/27	98,232	95,684
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.416% VRN 11/15/27	241,990	237,695
Horizon Therapeutics USA, Inc., 2021 Term Loan B2, 1 mo. USD Term SOFR + 1.750%
7.184% VRN 3/15/28	226,197	225,876
Jazz Financing Lux Sarl, USD Term Loan, 1 mo. USD Term SOFR + 3.500%
8.931% VRN 5/05/28	138,905	138,770
Organon & Co., USD Term Loan, 1 mo. USD Term SOFR + 3.000%
8.442% VRN 6/02/28	252,592	251,834
PRA Health Sciences, Inc., US Term Loan, 3 mo. USD Term SOFR + 2.250%
7.902% VRN 7/03/28	9,859	9,851
		1,123,925
Private Equity — 0.0%
GTCR W Merger Sub LLC, USD Term Loan B,
0.000% 9/20/30 (a)	68,265	68,215

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.2%
1011778 BC Unlimited Liability Co., 2023 Term Loan B5, 1 mo. USD Term SOFR + 2.250%
7.566% VRN 9/23/30	$43,372	$43,183
KFC Holding Co., 2021 Term Loan B, 1 mo. USD Term SOFR + 1.750%
7.195% VRN 3/15/28	39,116	39,053
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.902% VRN 4/15/28	234,600	213,592
Whatabrands LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.431% VRN 8/03/28	221,063	219,981
		515,809
Semiconductors — 0.0%
Entegris, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%
7.816% - 7.890% 7/06/29	8,104	8,101
Software — 0.3%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.568% VRN 2/15/29	236,254	231,456
CDK Global, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.640% VRN 7/06/29	48,018	47,992
EagleView Technology Corp., 2018 Add On Term Loan B,
0.000% 8/14/25 (a)	5,242	4,941
Open Text Corp.
Term Loan B, 1 mo. USD Term SOFR + 1.750%
7.166% VRN 5/30/25	26,077	26,075
2023 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.166% VRN 1/31/30	54,049	54,025
Oracle Corp., Term Loan A1, 1 mo. USD Term SOFR + 1.600%
6.925% VRN 8/16/27	195,574	194,352
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.000%
8.431% VRN 4/24/28	14,317	14,138
Renaissance Holding Corp., 2023 Refi Term Loan, 3 mo. USD Term SOFR + 4.750%
10.066% VRN 4/05/30	40,534	40,165
Sophia, LP, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.916% VRN 10/07/27	21,276	21,209
SS&C Technologies, Inc., 2018 Term Loan B5,
0.000% 4/16/25 (a)	122,069	121,998
		756,351
Telecommunications — 0.1%
Frontier Communications Corp., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
9.181% VRN 10/08/27	22,782	22,082
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. USD Term SOFR + 1.750%
7.170% VRN 4/11/25	69,783	69,711
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 4.325%
9.641% VRN 3/09/27	112,263	90,961
		182,754

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.0%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD Term SOFR + 2.000%
7.490% VRN 12/30/26	$41,567	$41,476

TOTAL BANK LOANS (Cost $5,909,008)		5,872,778

CORPORATE DEBT — 26.0%
Aerospace & Defense — 0.0%
TransDigm, Inc.
6.750% 8/15/28 (b)	100,000	98,449
Agriculture — 0.8%
BAT Capital Corp.
4.390% 8/15/37	400,000	306,083
4.540% 8/15/47	1,050,000	722,759
4.758% 9/06/49	34,000	23,912
5.650% 3/16/52	185,000	148,110
Imperial Brands Finance PLC
3.125% 7/26/24 (b)	320,000	311,843
3.500% 7/26/26 (b)	225,000	210,560
4.250% 7/21/25 (b)	415,000	399,748
Reynolds American, Inc.
5.850% 8/15/45	315,000	260,924
		2,383,939
Airlines — 0.2%
United Airlines Pass-Through Trust
5.800% 7/15/37	665,000	646,440
Banks — 10.1%
Bank of America Corp.
Secured Overnight Financing Rate + 0.910% 1.658% VRN 3/11/27	755,000	677,381
Secured Overnight Financing Rate + 0.960% 1.734% VRN 7/22/27	160,000	141,785
Secured Overnight Financing Rate + 1.370% 1.922% VRN 10/24/31	110,000	82,988
Secured Overnight Financing Rate + 1.060% 2.087% VRN 6/14/29	1,000,000	837,134
Secured Overnight Financing Rate + 1.220% 2.299% VRN 7/21/32	375,000	284,149
Secured Overnight Financing Rate + 1.050% 2.551% VRN 2/04/28	635,000	566,213
Secured Overnight Financing Rate + 1.210% 2.572% VRN 10/20/32	435,000	334,251
Secured Overnight Financing Rate + 2.150% 2.592% VRN 4/29/31	140,000	112,503
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	470,000	421,613
3 mo. USD Term SOFR + 1.837% 3.824% VRN 1/20/28	415,000	385,386
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	485,000	444,272
Citigroup, Inc.
Secured Overnight Financing Rate + 0.669% 0.981% VRN 5/01/25	85,000	82,264
Secured Overnight Financing Rate + 0.770% 1.462% VRN 6/09/27	540,000	477,324
Secured Overnight Financing Rate + 1.167% 2.561% VRN 5/01/32	580,000	448,976
Secured Overnight Financing Rate + 2.107% 2.572% VRN 6/03/31	255,000	203,339
Secured Overnight Financing Rate + 1.422% 2.976% VRN 11/05/30	150,000	125,589
Secured Overnight Financing Rate + 1.351% 3.057% VRN 1/25/33	640,000	505,944
3 mo. USD Term SOFR + 1.454% 4.075% VRN 4/23/29	525,000	483,179
Goldman Sachs Group, Inc.
Secured Overnight Financing Rate + 0.486% 0.925% VRN 10/21/24	530,000	525,814
1.217% 12/06/23	860,000	852,873
Secured Overnight Financing Rate + 0.798% 1.431% VRN 3/09/27	500,000	445,145
Secured Overnight Financing Rate + 0.818% 1.542% VRN 9/10/27	1,450,000	1,269,612
Secured Overnight Financing Rate + 1.090% 1.992% VRN 1/27/32	140,000	104,947
Secured Overnight Financing Rate + 1.248% 2.383% VRN 7/21/32	285,000	217,053

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Secured Overnight Financing Rate + 1.264% 2.650% VRN 10/21/32	$40,000	$30,875
HSBC Holdings PLC
Secured Overnight Financing Rate + 1.732% 2.013% VRN 9/22/28	1,555,000	1,319,843
Secured Overnight Financing Rate + 1.285% 2.206% VRN 8/17/29	610,000	502,781
Secured Overnight Financing Rate + 2.650% 6.332% VRN 3/09/44	360,000	345,671
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 0.580% 0.969% VRN 6/23/25	1,060,000	1,017,264
Secured Overnight Financing Rate + 0.885% 1.578% VRN 4/22/27	660,000	589,005
Secured Overnight Financing Rate + 1.015% 2.069% VRN 6/01/29	1,500,000	1,263,911
Secured Overnight Financing Rate + 1.180% 2.545% VRN 11/08/32	115,000	88,998
3 mo. USD Term SOFR + 1.250% 2.580% VRN 4/22/32	510,000	402,301
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30	230,000	192,341
Lloyds Banking Group PLC
1 yr. CMT + 0.850% 1.627% VRN 5/11/27	515,000	456,768
3 mo. USD LIBOR + 1.205% 3.574% VRN 11/07/28	720,000	643,126
1 yr. CMT + 3.500% 3.870% VRN 7/09/25	220,000	215,717
1 yr. CMT + 2.300% 4.976% VRN 8/11/33	225,000	199,671
Macquarie Group Ltd.
Secured Overnight Financing Rate + 1.532% 2.871% VRN 1/14/33 (b)	780,000	589,522
Secured Overnight Financing Rate + 2.405% 4.442% VRN 6/21/33 (b)	240,000	204,441
Morgan Stanley
Secured Overnight Financing Rate + 0.560% 1.164% VRN 10/21/25	1,300,000	1,227,160
Secured Overnight Financing Rate + 0.879% 1.593% VRN 5/04/27	340,000	302,627
Secured Overnight Financing Rate + 1.020% 1.928% VRN 4/28/32	295,000	219,126
Secured Overnight Financing Rate + 1.178% 2.239% VRN 7/21/32	145,000	109,284
Secured Overnight Financing Rate + 1.360% 2.484% VRN 9/16/36	495,000	359,562
NatWest Group PLC 3 mo. USD LIBOR + 1.762%
4.269% VRN 3/22/25	185,000	183,018
PNC Financial Services Group, Inc.
Secured Overnight Financing Rate + 1.933% 5.068% VRN 1/24/34	655,000	593,986
Secured Overnight Financing Rate + 1.841% 5.582% VRN 6/12/29	165,000	160,069
Secured Overnight Financing Rate Index + 2.140% 6.037% VRN 10/28/33	115,000	111,604
Santander UK Group Holdings PLC
Secured Overnight Financing Rate + 0.787% 1.089% VRN 3/15/25	540,000	525,415
1 yr. CMT + 1.250% 1.532% VRN 8/21/26	710,000	643,581
Secured Overnight Financing Rate + 0.989% 1.673% VRN 6/14/27	120,000	104,964
Secured Overnight Financing Rate + 1.220% 2.469% VRN 1/11/28	200,000	174,061
Santander UK PLC
5.000% 11/07/23 (b)	435,000	433,917
UBS Group AG
Secured Overnight Financing Rate Index + 0.980% 1.305% VRN 2/02/27 (b)	610,000	540,953
1 yr. CMT + 0.850% 1.494% VRN 8/10/27 (b)	65,000	56,736
Secured Overnight Financing Rate + 1.560% 2.593% VRN 9/11/25 (b)	55,000	52,936
Secured Overnight Financing Rate + 1.730% 3.091% VRN 5/14/32 (b)	860,000	679,270
3 mo. USD LIBOR + 1.410% 3.869% VRN 1/12/29 (b)	65,000	58,876
Secured Overnight Financing Rate + 3.340% 6.373% VRN 7/15/26 (b)	180,000	179,322
Secured Overnight Financing Rate + 3.920% 6.537% VRN 8/12/33 (b)	1,795,000	1,774,022
Secured Overnight Financing Rate + 5.020% 9.016% VRN 11/15/33 (b)	810,000	935,400
US Bancorp
Secured Overnight Financing Rate + 1.600% 4.839% VRN 2/01/34	755,000	664,745
Secured Overnight Financing Rate + 2.260% 5.836% VRN 6/12/34	190,000	179,198
Secured Overnight Financing Rate + 2.090% 5.850% VRN 10/21/33	140,000	132,527
Wells Fargo & Co.
Secured Overnight Financing Rate + 2.100% 2.393% VRN 6/02/28	1,120,000	982,205
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30	490,000	407,903
Secured Overnight Financing Rate + 1.500% 3.350% VRN 3/02/33	925,000	747,718
Secured Overnight Financing Rate + 1.510% 3.526% VRN 3/24/28	655,000	601,535

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Secured Overnight Financing Rate + 2.100% 4.897% VRN 7/25/33	$400,000	$362,000
3 mo. USD Term SOFR + 4.502% 5.013% VRN 4/04/51	150,000	126,035
		31,721,724
Beverages — 0.2%
Bacardi Ltd.
4.450% 5/15/25 (b)	485,000	470,628
Triton Water Holdings, Inc.
6.250% 4/01/29 (b) (c)	178,000	145,515
		616,143
Biotechnology — 0.2%
Amgen, Inc.
4.200% 2/22/52	145,000	108,599
5.250% 3/02/33	315,000	301,127
5.600% 3/02/43	170,000	158,046
5.750% 3/02/63	32,000	29,519
		597,291
Chemicals — 0.3%
International Flavors & Fragrances, Inc.
2.300% 11/01/30 (b)	570,000	428,790
3.268% 11/15/40 (b)	30,000	18,783
3.468% 12/01/50 (b)	65,000	37,807
4.375% 6/01/47	65,000	43,652
5.000% 9/26/48	385,000	286,904
SK Invictus Intermediate II Sarl
5.000% 10/30/29 (b) (c)	32,000	25,646
Valvoline, Inc.
3.625% 6/15/31 (b)	200,000	154,951
		996,533
Commercial Services — 0.2%
Adtalem Global Education, Inc.
5.500% 3/01/28 (b)	37,000	33,887
Global Payments, Inc.
4.875% 3/17/31 EUR (d)	100,000	102,922
5.400% 8/15/32	225,000	210,904
5.950% 8/15/52	126,000	112,968
Upbound Group, Inc.
6.375% 2/15/29 (b) (c)	35,000	31,063
WASH Multifamily Acquisition, Inc.
5.750% 4/15/26 (b)	35,000	32,681
		524,425
Computers — 0.1%
NCR Corp.
5.250% 10/01/30 (b)	235,000	202,519
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	615,000	488,871
3.500% 1/15/25	1,000,000	964,655
Air Lease Corp.
5.850% 12/15/27	355,000	350,194

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
American Express Co.
2.550% 3/04/27	$310,000	$279,502
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (b)	389,000	328,375
2.875% 2/15/25 (b)	335,000	316,273
3.950% 7/01/24 (b)	130,000	127,243
Capital One Financial Corp. Secured Overnight Financing Rate + 1.790%
3.273% VRN 3/01/30	535,000	447,527
Park Aerospace Holdings Ltd.
5.500% 2/15/24 (b)	82,000	81,591
		3,384,231
Electric — 1.5%
Arizona Public Service Co.
6.350% 12/15/32	675,000	689,907
Duke Energy Carolinas LLC
4.000% 9/30/42	1,000,000	766,569
Florida Power & Light Co.
3.990% 3/01/49	495,000	371,899
Jersey Central Power & Light Co.
4.700% 4/01/24 (b)	800,000	792,620
6.400% 5/15/36	425,000	413,582
MidAmerican Energy Co.
4.800% 9/15/43	1,400,000	1,194,190
Southwestern Electric Power Co.
3.250% 11/01/51	170,000	102,100
TenneT Holding BV
2.750% 5/17/42 EUR (b) (d)	190,000	168,832
4.500% 10/28/34 EUR (b) (d)	245,000	272,422
4.750% 10/28/42 EUR (b) (d)	100,000	111,198
		4,883,319
Engineering & Construction — 0.1%
Artera Services LLC
9.033% 12/04/25 (b)	95,000	87,638
Cellnex Finance Co. SA
2.000% 9/15/32 EUR (b) (d)	100,000	82,418
		170,056
Entertainment — 0.5%
Warnermedia Holdings, Inc.
4.279% 3/15/32	190,000	161,276
5.050% 3/15/42	905,000	699,916
5.141% 3/15/52	910,000	676,167
		1,537,359
Environmental Controls — 0.1%
Waste Pro USA, Inc.
5.500% 2/15/26 (b)	175,000	163,411
Food — 0.8%
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl
6.750% 3/15/34 (b)	640,000	622,714
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
4.375% 2/02/52	135,000	89,718
5.750% 4/01/33	320,000	292,660

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.500% 12/01/52	$415,000	$371,548
Pilgrim's Pride Corp.
3.500% 3/01/32	403,000	311,641
5.875% 9/30/27 (b)	30,000	30,436
6.250% 7/01/33	45,000	42,290
Post Holdings, Inc.
5.750% 3/01/27 (b)	150,000	144,072
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% 3/01/29 (b)	150,000	123,049
Smithfield Foods, Inc.
2.625% 9/13/31 (b)	635,000	455,300
		2,483,428
Gas — 0.3%
KeySpan Gas East Corp.
5.994% 3/06/33 (b)	630,000	607,970
National Gas Transmission PLC
4.250% 4/05/30 EUR (b) (d)	100,000	103,968
Piedmont Natural Gas Co., Inc.
5.400% 6/15/33	155,000	147,777
		859,715
Health Care – Products — 0.2%
Medtronic Global Holdings SCA
3.375% 10/15/34 EUR (d)	100,000	97,927
Revvity, Inc.
2.250% 9/15/31	800,000	608,022
		705,949
Health Care – Services — 1.3%
Centene Corp.
2.450% 7/15/28	488,000	412,284
3.000% 10/15/30	453,000	365,394
4.250% 12/15/27	230,000	212,039
CommonSpirit Health
2.782% 10/01/30	290,000	238,702
Fortrea Holdings, Inc.
7.500% 7/01/30 (b)	50,000	48,651
Fresenius Medical Care US Finance III, Inc.
1.875% 12/01/26 (b)	340,000	296,514
HCA, Inc.
2.375% 7/15/31	90,000	68,885
3.500% 7/15/51	182,000	113,657
5.000% 3/15/24	287,000	285,517
5.250% 6/15/49	775,000	636,653
5.500% 6/15/47	310,000	264,604
Kedrion SpA
6.500% 9/01/29 (b)	250,000	214,375
ModivCare Escrow Issuer, Inc.
5.000% 10/01/29 (b) (c)	300,000	215,250
ModivCare, Inc.
5.875% 11/15/25 (b)	75,000	71,292
Molina Healthcare, Inc.
4.375% 6/15/28 (b)	300,000	268,814

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Universal Health Services, Inc.
1.650% 9/01/26	$385,000	$339,363
		4,051,994
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28	123,000	114,710
Insurance — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 10/15/27 (b) (c)	35,000	32,550
Aon Corp./Aon Global Holdings PLC
3.900% 2/28/52	190,000	135,790
Arthur J Gallagher & Co.
5.750% 3/02/53	310,000	283,958
Athene Global Funding
1.985% 8/19/28 (b)	555,000	452,575
3.205% 3/08/27 (b)	135,000	120,935
Secured Overnight Financing Rate Index + 0.700% 6.043% FRN 5/24/24 (b)	505,000	502,923
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (b)	970,000	825,640
Metropolitan Life Global Funding I
5.150% 3/28/33 (b)	210,000	198,860
Teachers Insurance & Annuity Association of America
3.300% 5/15/50 (b)	225,000	142,241
4.270% 5/15/47 (b)	130,000	99,067
Willis North America, Inc.
2.950% 9/15/29	290,000	247,164
		3,041,703
Internet — 0.1%
Netflix, Inc.
4.625% 5/15/29 EUR (d)	150,000	159,904
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750% 4/30/27 (b)	33,000	29,370
Tencent Holdings Ltd.
3.680% 4/22/41 (b)	335,000	231,459
		420,733
Machinery – Diversified — 0.0%
OT Merger Corp.
7.875% 10/15/29 (b)	90,000	55,073
Media — 0.9%
Cable One, Inc.
4.000% 11/15/30 (b) (c)	75,000	57,135
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	92,000	82,957
4.800% 3/01/50	330,000	230,758
4.908% 7/23/25	205,000	200,316
5.250% 4/01/53 (c)	265,000	198,088
5.375% 5/01/47	95,000	72,392
5.750% 4/01/48	280,000	223,569
Cox Communications, Inc.
2.600% 6/15/31 (b)	385,000	299,915

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CSC Holdings LLC
5.750% 1/15/30 (b)	$100,000	$56,030
6.500% 2/01/29 (b)	553,000	458,125
7.500% 4/01/28 (b) (c)	32,000	20,778
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375% 8/15/26 (b)	422,000	8,440
Time Warner Cable LLC
5.500% 9/01/41	535,000	418,495
5.875% 11/15/40	170,000	140,854
VZ Secured Financing BV
5.000% 1/15/32 (b)	420,000	329,933
		2,797,785
Oil & Gas — 0.3%
KazMunayGas National Co. JSC
4.750% 4/19/27 (b)	200,000	187,095
Pertamina Persero PT
3.100% 8/27/30 (b)	200,000	166,600
Petroleos Mexicanos
5.950% 1/28/31	50,000	35,787
6.625% 6/15/35	900,000	602,821
7.690% 1/23/50	115,000	73,873
Shell International Finance BV
3.750% 9/12/46	25,000	18,454
		1,084,630
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250% 4/01/28 (b)	35,000	32,586
Packaging & Containers — 0.6%
Amcor Finance USA, Inc.
3.625% 4/28/26	650,000	613,719
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250% 8/15/27 (b)	190,000	158,554
5.250% 8/15/27 (b) (c)	100,000	83,450
Berry Global, Inc.
1.570% 1/15/26	394,000	356,150
1.650% 1/15/27	12,000	10,314
4.875% 7/15/26 (b)	330,000	315,866
Trivium Packaging Finance BV
5.500% 8/15/26 (b)	320,000	298,379
		1,836,432
Pharmaceuticals — 0.7%
1375209 BC Ltd.
9.000% 1/30/28 (b) (c)	30,000	29,654
Bayer US Finance II LLC
4.375% 12/15/28 (b)	893,000	830,066
4.625% 6/25/38 (b)	795,000	652,563
4.875% 6/25/48 (b)	210,000	167,473
Cigna Group
3.400% 3/15/51	250,000	163,645
CVS Health Corp.
5.050% 3/25/48	195,000	162,015

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Grifols SA
4.750% 10/15/28 (b) (c)	$101,000	$86,114
		2,091,530
Pipelines — 0.7%
Energy Transfer LP
4.950% 6/15/28	125,000	119,627
5.000% 5/15/50	305,000	239,256
5.150% 3/15/45	400,000	322,286
5.350% 5/15/45	50,000	41,000
5.400% 10/01/47	394,000	324,951
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (b)	177,420	147,811
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	300,000	257,684
Rockies Express Pipeline LLC
4.800% 5/15/30 (b)	250,000	215,713
4.950% 7/15/29 (b)	200,000	178,139
TransCanada PipeLines Ltd.
4.625% 3/01/34	35,000	30,488
TransMontaigne Partners LP/TLP Finance Corp.
6.125% 2/15/26	181,000	154,529
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	365,000	307,140
		2,338,624
Real Estate — 0.2%
Annington Funding PLC
3.184% 7/12/29 GBP (b) (d)	200,000	202,795
3.685% 7/12/34 GBP (b) (d)	100,000	93,131
Blackstone Property Partners Europe Holdings Sarl
1.625% 4/20/30 EUR (b) (d)	200,000	156,636
1.750% 3/12/29 EUR (b) (d)	200,000	165,590
Vonovia Finance BV
2.250% 4/07/30 EUR (b) (d)	100,000	89,000
Vonovia SE
1.500% 6/14/41 EUR (b) (d)	100,000	57,614
		764,766
Real Estate Investment Trusts (REITS) — 2.0%
American Homes 4 Rent LP
3.375% 7/15/51	205,000	123,036
4.300% 4/15/52	160,000	115,726
American Tower Corp.
1.000% 1/15/32 EUR (d)	100,000	79,004
2.700% 4/15/31	80,000	63,445
5.550% 7/15/33	345,000	328,738
5.650% 3/15/33	475,000	456,602
CapitaLand Ascendas REIT
0.750% 6/23/28 EUR (b) (d)	185,000	157,951
CubeSmart LP
2.500% 2/15/32	360,000	273,870
Digital Intrepid Holding BV
0.625% 7/15/31 EUR (b) (d)	425,000	320,360
Extra Space Storage LP
2.350% 3/15/32	275,000	207,872

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.400% 10/15/31	$76,000	$58,183
2.550% 6/01/31	130,000	101,204
GLP Capital LP/GLP Financing II, Inc.
3.250% 1/15/32	317,000	246,020
4.000% 1/15/30	37,000	31,378
4.000% 1/15/31	75,000	62,439
5.375% 4/15/26	540,000	523,575
Healthcare Realty Holdings LP
2.000% 3/15/31	200,000	149,893
2.050% 3/15/31	67,000	48,411
2.400% 3/15/30	195,000	150,539
3.100% 2/15/30	190,000	158,202
3.625% 1/15/28	45,000	40,065
Hudson Pacific Properties LP
3.250% 1/15/30	185,000	125,882
3.950% 11/01/27	85,000	67,097
4.650% 4/01/29	90,000	67,756
5.950% 2/15/28 (c)	260,000	217,056
Invitation Homes Operating Partnership LP
2.000% 8/15/31	405,000	299,717
LXP Industrial Trust
2.375% 10/01/31	430,000	315,136
Physicians Realty LP
2.625% 11/01/31	190,000	143,101
4.300% 3/15/27	45,000	42,295
Prologis Euro Finance LLC
4.250% 1/31/43 EUR (d)	310,000	283,839
Realty Income Corp.
5.125% 7/06/34 EUR (d)	150,000	157,201
Rexford Industrial Realty LP
2.150% 9/01/31	5,000	3,728
VICI Properties LP
4.950% 2/15/30	10,000	9,150
5.125% 5/15/32	482,000	431,425
5.625% 5/15/52	109,000	90,262
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (b)	10,000	9,074
3.875% 2/15/29 (b)	160,000	138,258
4.125% 8/15/30 (b)	69,000	58,676
4.500% 9/01/26 (b)	100,000	93,946
4.500% 1/15/28 (b)	58,000	52,930
4.625% 6/15/25 (b)	25,000	24,142
5.750% 2/01/27 (b)	40,000	38,723
		6,365,907
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750% 1/15/30 (b) (c)	82,000	66,838
Michaels Cos., Inc.
5.250% 5/01/28 (b) (c)	170,000	135,677
		202,515
Savings & Loans — 0.1%
Nationwide Building Society Secured Overnight Financing Rate + 1.290%
2.972% VRN 2/16/28 (b)	340,000	304,082

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.1%
Broadcom, Inc.
2.600% 2/15/33 (b)	$176,000	$131,240
3.419% 4/15/33 (b)	208,000	166,370
		297,610
Software — 0.6%
Fiserv, Inc.
5.600% 3/02/33	545,000	528,206
5.625% 8/21/33	90,000	87,205
Open Text Corp.
6.900% 12/01/27 (b)	50,000	50,114
Oracle Corp.
2.800% 4/01/27	140,000	127,116
3.950% 3/25/51	1,208,000	828,138
6.500% 4/15/38	210,000	211,571
6.900% 11/09/52	140,000	144,218
		1,976,568
Telecommunications — 0.6%
AT&T, Inc.
4.750% 5/15/46	455,000	359,425
5.250% 3/01/37	270,000	245,188
Frontier Communications Holdings LLC
8.625% 3/15/31 (b)	321,000	302,404
8.750% 5/15/30 (b)	75,000	71,211
Intelsat Jackson Holdings SA, Escrow
8.500% 10/15/24 (b) (e) (f)	171,000	—
9.750% 7/15/25 (b) (e) (f)	585,000	—
Intelsat Jackson Holdings SA
6.500% 3/15/30 (b)	417,000	369,814
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 9/20/29 (b)	260,625	257,860
T-Mobile USA, Inc.
3.750% 4/15/27	375,000	350,407
		1,956,309
Water — 0.0%
Thames Water Utilities Finance PLC
4.375% 1/18/31 EUR (b) (d)	160,000	149,414

TOTAL CORPORATE DEBT (Cost $92,475,939)		81,857,902

MUNICIPAL OBLIGATIONS — 0.8%
California State University, Revenue Bond, Revenue Bond
2.374% 11/01/35	5,000	3,619
City of New York NY, General Obligation
5.968% 3/01/36	500,000	516,075
Jersey City Municipal Utilities Authority, Revenue Bond
5.470% 5/15/27	520,000	522,110
New York City Transitional Finance Authority Future Tax Secured Revenue
Revenue Bond, 2.450% 11/01/34	560,000	414,877
Revenue Bond, 5.508% 8/01/37	45,000	44,208

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New York State Dormitory Authority, Revenue Bond
5.289% 3/15/33	$750,000	$738,107
University of California, Revenue Bond
2.247% 5/15/34	290,000	214,740
		2,453,736

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,850,191)		2,453,736

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.1%
Commercial Mortgage-Backed Securities — 4.0%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.227% VRN 8/10/38 (b) (g)	620,000	542,878
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.843% 3/09/44 (b)	1,160,000	942,554
Series 2020-VIVA, Class D, 3.667% VRN 3/11/44 (b) (g)	780,000	615,755
Series 2019-XL, Class A, 1 mo. USD Term SOFR + 1.034% 6.367% FRN 10/15/36 (b)	977,903	975,153
Series 2022-CSMO, Class A, 1 mo. USD Term SOFR + 2.115% 7.447% FRN 6/15/27 (b)	692,000	692,432
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (b)	180,000	151,443
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (b) (g)	300,000	239,091
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 6.912% FRN 1/15/39 (b)	443,000	431,923
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, 1 mo. USD Term SOFR + 3.188%
8.521% FRN 3/15/35 (b)	894,000	882,263
Century Plaza Towers, Series 2019-CPT, Class A
2.865% 11/13/39 (b)	355,000	282,253
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class F, 1 mo. USD Term SOFR + 2.697%
8.030% FRN 5/15/36 (b)	897,766	884,637
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (b)	375,000	294,524
Grace Trust, Series 2020-GRCE, Class A
2.347% 12/10/40 (b)	900,000	685,960
GS Mortgage Securities Corp. Trust, Series 2021-ARDN, Class A, 1 mo. USD Term SOFR + 1.364%
6.697% FRN 11/15/36 (b)	1,570,000	1,533,844
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 3.041% VRN 12/10/41 (b) (g)	375,000	308,822
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	385,000	325,378
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (b)	385,000	326,225
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (b)	255,000	183,683
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (b)	490,000	389,284
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.961% VRN 1/15/32 (b) (g)	670,000	659,792
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1,
3.872% VRN 1/05/43 (b) (g)	655,000	432,451
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class F, 1 mo. USD Term SOFR + 3.350%
8.683% FRN 1/15/39 (b)	630,000	582,032

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class E,
3.989% VRN 9/15/31 (b) (g)	$281,000	$251,065
		12,613,442
Home Equity Asset-Backed Securities — 0.5%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2005-4, Class M2, 1 mo. USD Term SOFR + 0.819%
6.139% FRN 10/25/35	683,073	611,343
Citigroup Mortgage Loan Trust, Series 2006-HE2, Class M1, 1 mo. USD Term SOFR + 0.549%
5.869% FRN 8/25/36	184,350	183,387
Morgan Stanley Capital I, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD Term SOFR + 0.694%
6.014% FRN 1/25/36	820,219	772,853
		1,567,583
Other Asset-Backed Securities — 5.8%
AIMCO CLO, Series 2015-AA, Class BR2, 3 mo. USD Term SOFR + 1.862%
7.170% FRN 10/17/34 (b)	1,100,000	1,078,463
AIMCO CLO Ltd., Series 2020-11A, Class AR, 3 mo. USD Term SOFR + 1.392%
6.700% FRN 10/17/34 (b)	750,000	745,409
Allegro CLO XII Ltd., Series 2020-1A, Class A1, 3 mo. USD Term SOFR + 1.512%
6.845% FRN 1/21/32 (b)	850,000	849,961
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class A, 3 mo. USD Term SOFR + 1.362%
6.670% FRN 7/15/33 (b)	800,000	793,893
Countrywide Asset-Backed Certificates Trust, Series 2004-7, Class MF2,
4.198% VRN 10/25/34 (g)	1,634,150	1,494,197
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD Term SOFR + 1.162%
6.470% FRN 4/15/29 (b)	759,775	755,654
Eaton Vance CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.432%
6.740% FRN 10/15/34 (b)	990,000	978,329
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M1, 1 mo. USD Term SOFR + 0.669%
5.989% FRN 1/25/36	712,728	662,485
FirstKey Homes Trust, Series 2020-SFR2, Class E
2.668% 10/19/37 (b)	390,000	356,359
Flatiron CLO Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.600%
7.182% FRN 7/19/34 (b)	850,000	836,261
GSAMP Trust, Series 2005-HE5, Class M3, 1 mo. USD Term SOFR + 0.804%
6.124% FRN 11/25/35	272,633	265,571
HPS Loan Management Ltd., Series 2021-16A, Class A1, 3 mo. USD Term SOFR + 1.402%
6.747% FRN 1/23/35 (b)	1,000,000	987,874
JP Morgan Mortgage Acquisition Trust,
4.275% STEP 3/25/47	2,647,691	1,665,775
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A2, 1 mo. USD Term SOFR + 0.334%
5.654% FRN 10/25/36	5,911,041	1,728,389
Magnetite VII Ltd., Series 2012-7A, Class A1R2, 3 mo. USD Term SOFR + 1.062%
6.370% FRN 1/15/28 (b)	637,731	635,069

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Progress Residential Trust
Series 2020-SFR3, Class E, 2.296% 10/17/27 (b)	$590,000	$535,131
Series 2020-SFR3, Class F, 2.796% 10/17/27 (b)	360,000	329,209
Series 2021-SFR2, Class F, 3.395% 4/19/38 (b)	1,150,000	1,010,891
Series 2021-SFR10, Class F, 4.608% 12/17/40 (b)	476,677	403,516
Rockford Tower CLO Ltd., Series 2021-1A, Class A1, 3 mo. USD Term SOFR + 1.432%
6.758% FRN 7/20/34 (b)	850,000	839,011
Saxon Asset Securities Trust, Series 2007-2, Class A2C, 1 mo. USD Term SOFR + 0.354%
5.674% FRN 5/25/47	1,486,490	972,325
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (b)	444,000	399,816
		18,323,588
Student Loans Asset-Backed Securities — 1.7%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + 0.700%
6.134% FRN 7/25/56 (b)	288,467	276,303
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + 0.200%
5.720% FRN 3/28/35	947,258	897,232
Nelnet Student Loan Trust, Series 2015-1A, Class A, 30 day USD SOFR Average + 0.704%
6.019% FRN 4/25/46 (b)	527,501	518,481
SLM Student Loan Trust
Series 2007-7, Class A4, 90 day USD SOFR Average + 0.592% 5.646% FRN 1/25/22	458,040	446,384
Series 2012-7, Class A3, 30 day USD SOFR Average + 0.764% 6.079% FRN 5/26/26	549,725	528,021
Series 2012-2, Class A, 30 day USD SOFR Average + 0.814% 6.129% FRN 1/25/29	635,885	612,348
Series 2012-1, Class A3, 30 day USD SOFR Average + 1.064% 6.379% FRN 9/25/28	532,918	519,453
Series 2008-6, Class A4, 90 day USD SOFR Average + 1.362% 6.416% FRN 7/25/23	724,342	719,148
Series 2008-5, Class B, 90 day USD SOFR Average + 2.112% 7.166% FRN 7/25/73	700,000	680,047
		5,197,417
Whole Loan Collateral Collateralized Mortgage Obligations — 6.1%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD SOFR + 2.428%
7.886% FRN 6/25/45	219,102	212,195
Angel Oak Mortgage Trust
Series 2021-7, Class A1, 1.978% VRN 10/25/66 (b) (g)	206,113	168,119
Series 2022-6,Class A1, 4.300% STEP 7/25/67 (b)	820,505	761,106
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4,
4.099% VRN 3/25/37 (g)	203,979	179,436
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 yr. CMT + 2.400%
7.780% FRN 10/25/35	151,387	146,781
COLT Mortgage Loan Trust, Series 2021-6, Class A1,
1.907% VRN 12/25/66 (b) (g)	708,407	586,214
Countrywide Alternative Loan Trust
Series 2006-OA6, Class 1A2, 1 mo. USD Term SOFR + 0.534% 5.854% FRN 7/25/46	763,597	662,675

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-31, Class 2A1, 1 mo. USD Term SOFR + 0.714% 6.034% FRN 8/25/35	$748,673	$670,218
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (b) (g)	738,240	680,354
Deephaven Residential Mortgage Trust, Series 2021-4, Class A1,
1.931% VRN 11/25/66 (b) (g)	1,393,534	1,157,647
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A3, 1 mo. USD Term SOFR + 0.614%
5.934% FRN 2/25/35	1,226,898	1,162,607
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1,
4.302% VRN 11/25/35 (g)	197,635	155,694
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1,
1.750% VRN 12/25/60 (b) (g)	1,513,453	1,349,831
GS Mortgage-Backed Securities Trust
Series 2022-PJ6 , Class A4, 3.000% VRN 1/25/53 (b) (g)	1,900,630	1,495,484
Series 2018-RPL1, Class A1A, 3.750% 10/25/57 (b)	579,766	548,955
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD Term SOFR + 0.314%
5.642% FRN 11/19/36	1,550,675	1,100,973
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD Term SOFR + 0.634%
5.954% FRN 4/25/35	367,463	338,820
IndyMac Index Mortgage Loan Trust
Series 2005-AR19, Class A1, 3.498% VRN 10/25/35 (g)	619,427	451,808
Series 2006-AR27, Class 1A3, 1 mo. USD Term SOFR + 0.654% 5.974% FRN 10/25/36	1,208,020	508,284
JP Morgan Mortgage Trust, Series 2021-13, Class A3,
2.500% VRN 4/25/52 (b) (g)	1,626,308	1,227,291
MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A3, 1 yr. MTA + 0.740%
5.366% FRN 1/25/47	409,121	399,873
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. USD Term SOFR + 1.184%
6.504% FRN 2/25/35	478,626	459,518
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-4 , Class M2, 1 mo. USD Term SOFR + 0.864%
6.184% FRN 11/25/35	1,450,000	1,360,337
Structured Asset Mortgage Investments II Trust, Series 2006-AR8, Class A2, 1 mo. USD Term SOFR + 0.534%
5.854% FRN 10/25/36	1,568,508	1,288,189
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1 Class 3A2, 5.750% 2/25/36	421,383	364,096
Series 2005-AR15, Class A1A1, 1 mo. USD Term SOFR + 0.634% 5.954% FRN 11/25/45	1,547,414	1,385,783
Series 2005-AR13, Class A1A1, 1 mo. USD Term SOFR + 0.694% 6.014% FRN 10/25/45	290,117	264,534
Series 2005-AR2, Class 2A21, 1 mo. USD Term SOFR + 0.774% 6.094% FRN 1/25/45	237,676	228,403
		19,315,225

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $60,722,127)		57,017,255

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Brazilian Government International Bond
3.875% 6/12/30 (c)	200,000	174,070
Chile Government International Bond
2.550% 1/27/32 (c)	224,000	180,876

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Colombia Government International Bond
4.500% 3/15/29	$200,000	$173,563
Dominican Republic International Bond
4.500% 1/30/30 (b)	200,000	169,239
Hungary Government International Bond
2.125% 9/22/31 (b)	200,000	147,226
Mexico Government International Bond
4.875% 5/19/33 (c)	300,000	268,818
Panama Government International Bond
2.252% 9/29/32	200,000	144,552
3.160% 1/23/30	200,000	167,892
Paraguay Government International Bond
4.950% 4/28/31 (b)	200,000	184,436
Perusahaan Penerbit SBSN Indonesia III
2.550% 6/09/31 (b)	200,000	162,756
Peruvian Government International Bond
2.783% 1/23/31	200,000	163,418
Poland Government International Bond
4.875% 10/04/33	100,000	93,000
5.750% 11/16/32	17,000	17,018
Romania Government International Bond
3.000% 2/14/31 (b)	110,000	88,394
South Africa Government International Bond
5.875% 4/20/32	250,000	212,500
		2,347,758

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,709,179)		2,347,758

U.S. Government Agency Obligations and Instrumentalities (h) — 36.2%
Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp. REMICS
Series 4818, Class CA, 3.000% 4/15/48	137,395	117,513
Series 4639, Class HZ, 3.250% STEP 4/15/53	1,653,331	1,205,839
Series 4846, Class PA, 4.000% 6/15/47	47,426	46,288
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	244,316	208,664
Series 2018-57, Class QA, 3.500% 5/25/46	57,916	56,481
Series 2018-55, Class PA, 3.500% 1/25/47	66,228	63,220
Government National Mortgage Association REMICS
Series 2018-124, Class NW, 3.500% 9/20/48	243,028	214,690
Series 2019-15, Class GT, 3.500% 2/20/49	147,365	130,038
		2,042,733
Pass-Through Securities — 35.2%
Federal Home Loan Mortgage Corp.
Pool #QE0312 2.000% 4/01/52	1,166,076	887,334
Pool #SD8194 2.500% 2/01/52	1,556,707	1,237,328
Pool #RA6815 2.500% 2/01/52	2,125,712	1,700,223
Pool #SD8205 2.500% 4/01/52	1,682,309	1,336,110
Pool #SD8212 2.500% 5/01/52	1,635,775	1,299,152
Pool #G18592 3.000% 3/01/31	142,971	134,516
Pool #G18627 3.000% 1/01/32	469,895	440,273
Pool #G08710 3.000% 6/01/46	92,690	78,496
Pool #ZM1779 3.000% 9/01/46	471,243	397,926
Pool #G08726 3.000% 10/01/46	695,713	588,304

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08732 3.000% 11/01/46	$253,689	$214,523
Pool #G08741 3.000% 1/01/47	702,146	593,744
Pool #QD8259 3.000% 3/01/52	1,835,149	1,519,523
Pool #G07848 3.500% 4/01/44	1,116,643	994,222
Pool #G60023 3.500% 4/01/45	1,019,419	902,493
Pool #G08711 3.500% 6/01/46	303,114	266,642
Pool #G08716 3.500% 8/01/46	424,193	373,153
Pool #G67700 3.500% 8/01/46	510,814	450,628
Pool #G08722 3.500% 9/01/46	75,058	66,027
Pool #G08742 3.500% 1/01/47	346,359	303,709
Pool #G08757 3.500% 4/01/47	88,618	77,567
Pool #ZA5103 3.500% 12/01/47	3,373	2,947
Pool #G67707 3.500% 1/01/48	1,852,478	1,636,528
Pool #G08800 3.500% 2/01/48	30,809	26,948
Pool #G08816 3.500% 6/01/48	250,130	218,705
Pool #G61556 3.500% 8/01/48	437,655	384,311
Pool #G60344 4.000% 12/01/45	547,526	498,804
Pool #G67711 4.000% 3/01/48	597,681	544,123
Pool #G67713 4.000% 6/01/48	2,498	2,272
Pool #RA7921 4.000% 9/01/52 (i)	1,691,876	1,509,334
Pool #G08843 4.500% 10/01/48	114,777	107,310
Pool #SD2730 4.500% 4/01/53 (i)	1,554,085	1,428,008
Pool #G08833 5.000% 7/01/48	75,302	72,498
Pool #G08844 5.000% 10/01/48	67,234	64,688
Federal National Mortgage Association
Pool #MA4152 2.000% 10/01/40	762,158	617,125
Pool #MA4176 2.000% 11/01/40	1,479,243	1,192,669
Pool #MA4333 2.000% 5/01/41	180,550	144,951
Pool #MA4158 2.000% 10/01/50	991,797	760,604
Pool #BQ6913 2.000% 12/01/51	2,208,185	1,683,785
Pool #MA4492 2.000% 12/01/51	1,692,230	1,288,772
Pool #BQ7006 2.000% 1/01/52	3,473,528	2,645,377
Pool #CB2802 2.000% 2/01/52	1,139,760	867,665
Pool #FS1598 2.000% 4/01/52	1,583,236	1,205,270
Pool #BL6060 2.455% 4/01/40	570,000	371,251
Pool #MA4512 2.500% 1/01/52	1,652,933	1,313,812
Pool #MA4548 2.500% 2/01/52	1,579,781	1,255,668
Pool #MA4563 2.500% 3/01/52	1,614,187	1,282,007
Pool #MA1607 3.000% 10/01/33	257,541	232,763
Pool #MA3811 3.000% 10/01/49	203,248	166,799
Pool #CB2430 3.000% 12/01/51 (i)	2,776,339	2,296,669
Pool #BV8477 3.000% 5/01/52	573,218	474,407
Pool #AB4262 3.500% 1/01/32	220,282	206,725
Pool #MA1512 3.500% 7/01/33	111,334	103,264
Pool #MA1148 3.500% 8/01/42	631,506	564,204
Pool #CA0996 3.500% 1/01/48	120,935	106,047
Pool #MA3305 3.500% 3/01/48	23,639	20,648
Pool #BL1132 3.730% 1/01/29	920,000	851,894
Pool #MA1146 4.000% 8/01/42	260,385	240,628
Pool #AS9830 4.000% 6/01/47	117,658	106,526
Pool #MA3027 4.000% 6/01/47	179,314	162,349
Pool #AS9972 4.000% 7/01/47	108,893	98,590
Pool #931504 4.500% 7/01/39	37,170	35,654
Pool #CA1710 4.500% 5/01/48	406,325	379,488
Pool #CA1711 4.500% 5/01/48	131,339	122,664
Pool #CA2208 4.500% 8/01/48	227,459	212,364
Pool #BW9897 4.500% 10/01/52	731,707	672,300
Pool #AD6374 5.000% 5/01/40	7,853	7,735

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AI2733 5.000% 5/01/41	$81,861	$80,447
Pool #977014 5.500% 5/01/38	8,439	8,468
Pool #985524 5.500% 6/01/38	12,576	12,635
Pool #988578 5.500% 8/01/38	90,134	90,492
Pool #995482 5.500% 1/01/39	51,749	51,962
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	547,986	470,623
Pool #MA4718 3.000% 9/20/47	59,392	50,952
Pool #MA4836 3.000% 11/20/47	209,119	179,335
Pool #MA6209 3.000% 10/20/49	176,980	146,077
Pool #MA3521 3.500% 3/20/46	212,916	189,477
Pool #MA3597 3.500% 4/20/46	66,022	58,733
Pool #MA3663 3.500% 5/20/46	96,908	86,210
Pool #MA3937 3.500% 9/20/46	79,567	70,783
Pool #MA4127 3.500% 12/20/46	291,201	258,871
Pool #MA4262 3.500% 2/20/47	294,330	261,377
Pool #MA4382 3.500% 4/20/47	75,328	66,894
Pool #MA4719 3.500% 9/20/47	92,836	82,413
Pool #MA4837 3.500% 11/20/47	192,140	170,568
Pool #MA4900 3.500% 12/20/47	692,672	614,687
Pool #MA4653 4.000% 8/20/47	36,720	33,617
Pool #MA4838 4.000% 11/20/47	153,484	140,514
Pool #MA4901 4.000% 12/20/47	67,037	61,309
Pool #MA5078 4.000% 3/20/48	226,774	207,257
Pool #MA5466 4.000% 9/20/48	253,101	231,159
Pool #MA5399 4.500% 8/20/48	459,354	430,674
Pool #MA3666 5.000% 5/20/46	77,807	76,041
Pool #MA4199 5.000% 1/20/47	79,282	77,477
Pool #MA4454 5.000% 5/20/47	123,261	119,871
Pool #MA4722 5.000% 9/20/47	138,828	134,923
Government National Mortgage Association II, TBA
2.500% 10/20/53 (i)	5,225,000	4,269,566
4.500% 10/20/53 (i)	1,575,000	1,454,771
5.000% 10/20/53 (i)	800,000	758,310
5.500% 10/20/53 (i)	2,450,000	2,377,734
Uniform Mortgage-Backed Security, TBA
2.000% 10/01/53 (i)	9,700,000	7,373,460
2.500% 10/01/52 (i)	4,050,000	3,212,312
3.000% 10/01/53 (i)	6,675,000	5,518,611
3.500% 10/01/53 (i)	2,500,000	2,149,609
4.000% 10/01/53 (i)	8,325,000	7,414,450
4.500% 10/01/52 (i)	6,750,000	6,198,659
5.000% 10/01/53 (i)	14,325,000	13,517,548
5.500% 10/01/53 (i)	10,300,000	9,955,599
		110,713,518
Whole Loans — 0.3%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500%
8.815% FRN 3/25/42 (b)	1,000,000	1,035,615

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $122,781,114)		113,791,866

U.S. TREASURY OBLIGATIONS — 29.8%
U.S. Treasury Bonds & Notes — 29.8%
U.S. Treasury Bonds
3.875% 5/15/43	925,000	803,885

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.125% 8/15/53 (i)	$14,365,000	$13,036,577
4.375% 8/15/43 (c)	19,450,000	18,143,771
U.S. Treasury Inflation-Indexed Notes
1.250% 4/15/28	2,171,659	2,064,625
1.375% 7/15/33	2,482,961	2,295,624
U.S. Treasury Notes
3.875% 8/15/33	3,820,000	3,608,714
4.375% 8/31/28	7,175,000	7,103,363
4.625% 9/15/26	11,690,000	11,632,661
4.625% 9/30/28 (i)	30,175,000	30,193,708
5.000% 9/30/25 (i)	4,885,000	4,880,525
		93,763,453

TOTAL U.S. TREASURY OBLIGATIONS (Cost $96,035,642)		93,763,453

TOTAL BONDS & NOTES (Cost $383,483,200)		357,104,748

	Number of Shares
EQUITIES — 0.1%
COMMON STOCK — 0.1%
Communications — 0.1%
Telecommunications — 0.1%
Intelsat SA (j)	7,225	154,254

TOTAL COMMON STOCK (Cost $676,994)		154,254

TOTAL EQUITIES (Cost $676,994)		154,254

RIGHTS — 0.0%
Communications — 0.0%
Telecommunications — 0.0%
Intelsat Jackson Holdings SA (e) (f) (j)	756	—
Intelsat Jackson Holdings SA (e) (f) (j)	756	—
		—

TOTAL RIGHTS (Cost $0)		—

TOTAL LONG-TERM INVESTMENTS (Cost $384,160,194)		357,259,002

SHORT-TERM INVESTMENTS — 26.6%
Investment of Cash Collateral from Securities Loaned — 8.9%
State Street Navigator Securities Lending Government Money Market Portfolio (k)	28,051,718	28,051,718

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 12.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/29/23, 1.600%, due 10/02/23 (l)	$38,570,974	$38,570,974
U.S. Treasury Bill — 5.4%
U.S. Treasury Bills
5.380% 12/21/23 (m)	4,575,000	4,520,979
5.438% 11/21/23 (m)	4,945,000	4,908,515
5.458% 11/28/23 (c) (m)	3,305,000	3,277,122
5.458% 11/28/23 (m)	4,250,000	4,214,150
		16,920,766

TOTAL SHORT-TERM INVESTMENTS (Cost $83,540,633)		83,543,458

TOTAL INVESTMENTS — 140.3% (Cost $467,700,827) (n)		440,802,460

Other Assets/(Liabilities) — (40.3)%		(126,525,190)

NET ASSETS — 100.0%		$314,277,270

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at September 30, 2023 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2023, the aggregate market value of these securities amounted to $59,990,532 or 19.09% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2023, was $27,749,318 or 8.83% of net assets. The Fund received $279,754 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2023, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Investment is valued using significant unobservable inputs.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2023.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(j)	Non-income producing security.
(k)	Represents investment of security lending cash collateral. (Note 2).
(l)	Maturity value of $38,576,116. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 1/31/26, and an aggregate market value, including accrued interest, of $39,342,442.
(m)	The rate shown represents yield-to-maturity.
(n)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	10/13/23	USD	2,850,512	EUR	2,614,000	$85,734
Citibank N.A.	10/13/23	USD	310,503	GBP	242,000	15,222
						$100,956

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra 10 Year	12/19/23	6	$690,549	$(21,174)
U.S. Treasury Ultra Bond	12/19/23	1	125,198	(6,510)
U.S. Treasury Note 2 Year	12/29/23	541	110,048,344	(381,727)
U.S. Treasury Note 5 Year	12/29/23	3	318,225	(2,147)
				$(411,558)
Short
Euro-BOBL	12/07/23	4	$(494,508)	$5,001
Euro-Bund	12/07/23	4	(560,803)	16,784
Euro-Buxl 30 Year Bond	12/07/23	2	(282,410)	23,680
				$45,465

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 3.520%	Annually	12-Month USD SOFR	Annually	12/20/53	USD	2,201,000	$176,249	$—	$176,249

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund (the ''Trust'') is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a ''Fund'' or collectively as the ''Funds''):

MML Conservative Allocation Fund ("Conservative Allocation Fund")

MML Balanced Allocation Fund ("Balanced Allocation Fund")

MML Moderate Allocation Fund ("Moderate Allocation Fund")

MML Growth Allocation Fund ("Growth Allocation Fund")

MML Aggressive Allocation Fund ("Aggressive Allocation Fund")

MML American Funds Growth Fund ("MML American Funds Growth Fund")

MML American Funds Core Allocation Fund ("MML American Funds Core Allocation Fund")

MML Blue Chip Growth Fund ("Blue Chip Growth Fund")

MML Equity Income Fund ("Equity Income Fund")

MML Equity Index Fund ("Equity Index Fund")

MML Focused Equity Fund ("Focused Equity Fund")

MML Foreign Fund ("Foreign Fund")

MML Fundamental Equity Fund ("Fundamental Equity Fund")

MML Fundamental Value Fund ("Fundamental Value Fund")

MML Global Fund ("Global Fund")

MML Income & Growth Fund ("Income & Growth Fund")

MML International Equity Fund ("International Equity Fund")

MML Large Cap Growth Fund ("Large Cap Growth Fund")

MML Managed Volatility Fund ("Managed Volatility Fund")

MML Mid Cap Growth Fund ("Mid Cap Growth Fund")

MML Mid Cap Value Fund ("Mid Cap Value Fund")

MML Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund")

MML Small Company Value Fund ("Small Company Value Fund")

MML Small/Mid Cap Value Fund ("Small/Mid Cap Value Fund")

MML Sustainable Equity Fund ("Sustainable Equity Fund")

MML Total Return Bond Fund ("Total Return Bond Fund")

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company ("MassMutual") and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are "funds of funds" series of the Trust, are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the "Allocation Funds") invest their investable assets in shares of series of the Trust and MML Series Investment Fund II advised by MML Investment Advisers, LLC ("MML Advisers") and non-affiliated mutual funds (together, the "MML Underlying Funds").

MML American Funds Growth Fund (the "Feeder Fund") invests all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series (the "Master Fund"). The Master Fund is an open-end investment company and organized as a Massachusetts business trust. The Feeder Fund has an investment objective that is consistent with the Master Fund. The Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Fund is directly affected by the performance of the Master Fund. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the "American Underlying Funds" and collectively with the MML Underlying Funds, the "Underlying Funds").

Notes to Portfolio of Investments (Unaudited) (Continued)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open for trading (a "business day"). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or the Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund is based upon the net asset value(s) of the Master Fund or Underlying Funds, as applicable. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information ("SAIs") for the Underlying Funds and the Master Fund, as applicable, explain the valuation methods for the Underlying Funds and the Master Fund, including the circumstances under which the Underlying Funds or the Master Fund may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission's ("SEC') EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System ("NASDAQ System"), or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Board of Trustees ("Trustees") have designated MML Advisers as the Funds’ "valuation designee," responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds, and certain Underlying Funds, or the Master Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds ("Private Company" or collectively, the "Private Companies") and any other investments fair valued using significant unobservable inputs may be fair valued using one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method ("CVM"), an option pricing model ("OPM"), a probability weighted expected return model ("PWERM"), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund characterized all investments at Level 1, as of September 30, 2023. The Focused Equity Fund, Fundamental Equity Fund, Large Cap Growth Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2023. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2023, for the remaining Funds' investments:

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$405,863,004	$644,170	$742,427	$407,249,601
Preferred Stock	—	—	911,759	911,759
Corporate Debt	—	726,034	—	726,034
Short-Term Investments	105	1,385,995	—	1,386,100
Total Investments	$405,863,109	$2,756,199	$1,654,186	$410,273,494

Equity Income Fund

Asset Investments
Common Stock*	$310,902,191	$14,023,906	$—	$324,926,097
Preferred Stock*	804,812	2,297,307	—	3,102,119
Short-Term Investments	4,094,141	2,491,817	—	6,585,958
Total Investments	$315,801,144	$18,813,030	$—	$334,614,174

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$581,401,337	$—	$—	$581,401,337
Short-Term Investments	—	9,227,489	—	9,227,489
Total Investments	$581,401,337	$9,227,489	$—	$590,628,826

Liability Derivatives
Futures Contracts	$(418,426)	$—	$—	$(418,426)

Foreign Fund

Asset Investments
Common Stock*
Australia	$—	$7,955,445	$—	$7,955,445
Belgium	—	5,899,620	—	5,899,620
Canada	1,162,295	—	—	1,162,295
China	1,639,344	—	—	1,639,344
Denmark	—	654,954	—	654,954
Finland	—	1,790,953	—	1,790,953
France	—	15,227,672	—	15,227,672
Germany	—	18,639,860	—	18,639,860
Hong Kong	—	1,484,325	—	1,484,325
Ireland	2,444,130	4,054,992	—	6,499,122
Israel	1,839,264	—	—	1,839,264
Italy	—	617,842	—	617,842
Japan	—	29,739,873	—	29,739,873
Luxembourg	—	1,440,569	—	1,440,569
Netherlands	—	7,566,743	—	7,566,743
Norway	—	2,182,046	—	2,182,046
Republic of Korea	—	3,075,363	—	3,075,363
Singapore	—	2,470,182	—	2,470,182
Sweden	—	3,502,543	—	3,502,543
Switzerland	—	6,378,039	—	6,378,039
United Kingdom	690,432	31,089,904	—	31,780,336
United States	1,750,045	11,640,875	—	13,390,920
Preferred Stock*
Germany	—	934,978	—	934,978
Short-Term Investments	1,107,831	—	—	1,107,831
Total Investments	$10,633,341	$156,346,778	$—	$166,980,119

Fundamental Value Fund

Asset Investments
Common Stock	$157,535,922	$—	$—	$157,535,922
Short-Term Investments	337,413	2,039,734	—	2,377,147
Total Investments	$157,873,335	$2,039,734	$—	$159,913,069

Global Fund

Asset Investments
Common Stock *
Austria	$—	$648,931	$—	$648,931
Canada	4,309,781	—	—	4,309,781
Denmark	—	598,049	—	598,049
France	—	9,698,601	—	9,698,601
Germany	—	4,726,050	—	4,726,050
Israel	1,514,461	—	—	1,514,461
Japan	—	3,074,578	—	3,074,578
Mexico	390,741	—	—	390,741
Netherlands	—	2,759,207	—	2,759,207
Republic of Korea	—	1,357,466	—	1,357,466
Spain	—	1,714,073	—	1,714,073
Sweden	—	1,342,497	—	1,342,497
Switzerland	—	5,615,304	—	5,615,304
United Kingdom	—	9,472,560	—	9,472,560
United States	63,829,476	9,655,400	—	73,484,876
Warrants	78,339	—	—	78,339
Short-Term Investments	4,355,306	801,340	—	5,156,646
Total Investments	$74,478,104	$51,464,056	$—	$125,942,160

Notes to Portfolio of Investments (Unaudited) (Continued)

Income & Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$152,999,270	$—	$—	$152,999,270
Short-Term Investments	96,520	318,898	—	415,418
Total Investments	$153,095,790	$318,898	$—	$153,414,688

International Equity Fund

Asset Investments
Common Stock*
Australia	$—	$2,754,807	$—	$2,754,807
Belgium	—	2,137,881	—	2,137,881
Canada	7,432,586	—	—	7,432,586
China	1,275,548	5,338,057	—	6,613,605
Denmark	—	5,244,715	—	5,244,715
France	—	36,227,395	—	36,227,395
Germany	—	34,129,222	—	34,129,222
Hong Kong	—	5,467,744	—	5,467,744
India	1,974,416	715,504	—	2,689,920
Indonesia	—	114,225	—	114,225
Ireland	3,254,688	—	—	3,254,688
Israel	2,056,111	—	—	2,056,111
Italy	—	6,217,567	—	6,217,567
Japan	—	24,073,519	—	24,073,519
Luxembourg	—	952,864	—	952,864
Netherlands	—	5,238,014	—	5,238,014
Portugal	—	1,384,320	—	1,384,320
Republic of Korea	—	2,620,094	—	2,620,094
Singapore	—	1,912,795	—	1,912,795
Spain	—	2,520,288	—	2,520,288
Sweden	—	3,020,306	—	3,020,306
Switzerland	—	16,771,831	—	16,771,831
Taiwan	1,797,613	—	—	1,797,613
United Kingdom	741,296	23,982,132	—	24,723,428
United States	2,283,250	18,772,942	—	21,056,192
Preferred Stock*
Republic of Korea	—	1,247,515	—	1,247,515
Short-Term Investments	2,040,796	8,433,935	—	10,474,731
Total Investments	$22,856,304	$209,277,672	$—	$232,133,976

Managed Volatility Fund

Asset Investments
Common Stock	$97,098,492	$—	$—		$97,098,492
Corporate Debt	—	—	—	+	—
Purchased Options	1,350,944	—	—		1,350,944
Rights	—	—	—	+	—
Short-Term Investments	—	1,612,661	—		1,612,661
Total Investments	$98,449,436	$1,612,661	$—		$100,062,097

Liability Derivatives
Written Options	$(616,180)	$—	$—		$(616,180)

Mid Cap Growth Fund

Asset Investments
Common Stock	$305,949,720	$153,319	$—	$306,103,039
Preferred Stock	—	—	813,920	813,920
Short-Term Investments	630,089	7,594,441	—	8,224,530
Total Investments	$306,579,809	$7,747,760	$813,920	$315,141,489

Mid Cap Value Fund

Asset Investments
Common Stock	$222,128,310	$19,284,409	*	$—	$241,412,719
Preferred Stock	—	1,818,211	*	—	1,818,211
Mutual Funds	5,040,144	—		—	5,040,144
Short-Term Investments	341,972	5,104,418		—	5,446,390
Total Investments	$227,510,426	$26,207,038		$—	$253,717,464
Asset Derivatives
Forward Contracts	$—	$39,435		$—	$39,435
Liability Derivatives
Forward Contracts	$—	$(285)		$—	$(285)

Small Cap Growth Equity Fund

Asset Investments
Common Stock	$135,006,912	$—	$—	$135,006,912
Mutual Funds	733,510	—	—	733,510
Short-Term Investments	1,627,524	147,316	—	1,774,840
Total Investments	$137,367,946	$147,316	$—	$137,515,262

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Company Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$68,698,360	$429,851	*	$—	$69,128,211
Short-Term Investments	180,997	101,354		—	282,351
Total Investments	$68,879,357	$531,205		$—	$69,410,562
Liability Derivatives
Forward Contracts	$—	$(3,882)		$—	$(3,882)

Sustainable Equity Fund

Asset Investments
Common Stock	$128,746,593	$1,514,420	*	$—	$130,261,013
Mutual Funds	425,343	—		—	425,343
Short-Term Investments	—	364,161		—	364,161
Total Investments	$129,171,936	$1,878,581		$—	$131,050,517
Asset Derivatives
Forward Contracts	$—	$954		$—	$954

Total Return Bond Fund

Asset Investments
Bank Loans	$—	$5,872,778	$—		$5,872,778
Corporate Debt	—	81,857,902	—	+	81,857,902
Municipal Obligations	—	2,453,736	—		2,453,736
Non-U.S. Government Agency Obligations	—	57,017,255	—		57,017,255
Sovereign Debt Obligations	—	2,347,758	—		2,347,758
U.S. Government Agency Obligations and Instrumentalities	—	113,791,866	—		113,791,866
U.S. Treasury Obligations	—	93,763,453	—		93,763,453
Common Stock	154,254	—	—		154,254
Rights	—	—	—	+	—
Short-Term Investments	28,051,718	55,491,740	—		83,543,458
Total Investments	$28,205,972	$412,596,488	$—		$440,802,460
Liability Investments
Unfunded Loan Commitments**	$—	$(203)	$—		$(203)
Asset Derivatives
Forward Contracts	$—	$100,956	$—		$100,956
Futures Contracts	45,465	—	—		45,465
Swap Agreements	—	176,249	—		176,249
Total	$45,465	$277,205	$—		$322,670
Liability Derivatives
Futures Contracts	$(411,558)	$—	$—		$(411,558)

Notes to Portfolio of Investments (Unaudited) (Continued)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of September 30, 2023.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the SEC's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement ("Lending Agreement") between each Fund and the lending agent ("Agent"). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a "Borrower").

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2023, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower ("Borrowing Agreement"), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and International Equity Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may also invest in foreign securities. In addition, certain Underlying Funds or the Master Fund may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Code, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At September 30, 2023, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$321,456,075	$164,465	$(53,024,779)	$(52,860,314)
Balanced Allocation Fund	373,681,896	–	(54,527,004)	(54,527,004)
Moderate Allocation Fund	1,334,367,840	–	(204,824,956)	(204,824,956)
Growth Allocation Fund	1,038,574,695	–	(152,096,340)	(152,096,340)
Aggressive Allocation Fund	141,714,960	–	(22,113,102)	(22,113,102)
MML American Funds Growth Fund	219,176,993	1,333,317	–	1,333,317
MML American Funds Core Allocation Fund	680,115,321	16,996,965	(52,059,682)	(35,062,717)
Blue Chip Growth Fund	302,942,464	126,523,456	(19,192,426)	107,331,030
Equity Income Fund	288,146,898	63,362,841	(16,895,565)	46,467,276
Equity Index Fund	332,990,204	279,188,069	(21,549,447)	257,638,622
Focused Equity Fund	253,213,893	33,874,065	(10,531,171)	23,342,894
Foreign Fund	170,784,048	18,267,946	(22,071,875)	(3,803,929)
Fundamental Equity Fund	129,080,463	14,493,815	(5,432,650)	9,061,165
Fundamental Value Fund	135,187,289	30,448,460	(5,722,680)	24,725,780
Global Fund	113,885,876	20,472,889	(8,416,605)	12,056,284
Income & Growth Fund	135,675,423	26,365,559	(8,626,294)	17,739,265
International Equity Fund	244,813,287	14,724,000	(27,403,311)	(12,679,311)
Large Cap Growth Fund	157,317,805	45,602,233	(14,903,184)	30,699,049
Managed Volatility Fund	64,497,540	38,700,583	(3,136,026)	35,564,557
Mid Cap Growth Fund	271,737,257	61,255,980	(17,851,748)	43,404,232
Mid Cap Value Fund	278,509,099	7,818,259	(32,609,894)	(24,791,635)
Small Cap Growth Equity Fund	133,284,157	19,679,433	(15,448,328)	4,231,105
Small Company Value Fund	78,409,592	3,773,110	(12,772,140)	(8,999,030)
Small/Mid Cap Value Fund	132,039,205	9,858,833	(18,438,968)	(8,580,135)
Sustainable Equity Fund	108,096,431	30,669,619	(7,715,533)	22,954,086
Total Return Bond Fund	467,700,827	671,319	(27,569,686)	(26,898,367)

Notes to Portfolio of Investments (Unaudited) (Continued)

4. New Accounting Pronouncements

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the impact of applying this update.

In December 2022, FASB issued Accounting Standards Update 2022-06, "Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848" ("ASU 2022-06"). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

5. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and may continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects. Such factors, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

6. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.